As filed with the Securities and Exchange Commission on April 28, 2006

Commission File Nos. 333-106312

811-21372

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 11	☒

Chase Variable Annuity Separate Account

(Exact Name of Registrant)

Chase Insurance Life and Annuity Company

(Name of Depositor)

2500 Westfield Drive, Elgin, Illinois	60123-7836
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code: (847) 930-7000

Kenneth B. Terwilleger, Esq.

2500 Westfield Drive

Elgin, Illinois 60123-7836

(Name and Address of Agent for Service)

Copies To:

Frank Julian, Esq.	Joan E. Boros, Esq.
Chase Insurance Life and Annuity Company	Jorden Burt LLP
2500 Westfield Drive	1025 Thomas Jefferson Street, N.W
Elgin, Illinois 60123-7836	Suite 400E
Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

Variable portion of individual periodic payment deferred variable annuity contracts.

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PROSPECTUS FOR

CHASE INSURANCE LIFE AND ANNUITY COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

CHASE INSURANCE ADVANTAGE III

Issued By

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

and

CHASE INSURANCE LIFE AND ANNUITY COMPANY

This Prospectus describes Periodic Payment Variable Annuity Contracts (the “Contract”) offered by Chase Insurance Life and Annuity Company (“we” or “CILAAC”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract may be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval.

You may allocate Purchase Payments to the Fixed Account or to one or more of the variable options. The Contract currently offers 55 variable investment options, each of which is a Subaccount of the Chase Variable Annuity Separate Account. Currently, you may choose among Subaccounts that invest in the following Portfolios or Funds:

•	AIM Variable Insurance Funds (Series I Shares)
•	AIM V.I. Financial Services Fund
•	AIM V.I. Global Health Care Fund (formerly AIM V.I. Health Sciences Fund)
•	AIM V.I. Real Estate Fund
•	AIM V.I. Utilities Fund
•	The Alger American Fund (Class O Shares)
•	Alger American Growth Portfolio
•	Alger American MidCap Growth Portfolio
•	Alger American Small Capitalization Portfolio
•	American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)
•	American Century VP Income & Growth Fund
•	American Century VP Large Company Value Fund
•	American Century VP Value Fund
•	Dreyfus Investment Portfolios (“Dreyfus IP”) (Service Shares)
•	Dreyfus IP MidCap Stock Portfolio
•	Dreyfus IP Technology Growth Portfolio
•	The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)
•	Dreyfus Variable Investment Fund (“Dreyfus VIF”)
•	Dreyfus VIF Money Market Portfolio
•	Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)
•	Fidelity VIP Contrafund® Portfolio
•	Fidelity VIP Equity-Income Portfolio
•	Fidelity VIP Growth Portfolio
•	Fidelity VIP Index 500 Portfolio
•	Fidelity VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
•	Franklin Global Communications Securities Fund
•	Franklin Growth and Income Securities Fund
•	Franklin Rising Dividends Securities Fund
•	Franklin Small Cap Value Securities Fund
•	Franklin Strategic Income Securities Fund
•	Franklin U.S. Government Fund
•	Franklin Zero Coupon Fund 2010
•	Mutual Discovery Securities Fund
•	Mutual Shares Securities Fund
•	Templeton Developing Markets Securities Fund
•	Templeton Global Asset Allocation Fund
•	JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)
•	JPMorgan Insurance Trust Core Bond Portfolio 1 (formerly JPMorgan Investment Trust Bond Portfolio)
•	JPMorgan Insurance Trust Government Bond Portfolio 1 (formerly JPMorgan Investment Trust Government Bond Portfolio)
•	JPMorgan Insurance Trust Balanced Portfolio 1 (formerly JPMorgan Investment Trust Balanced Portfolio)
•	JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Large Cap Growth Portfolio)
•	JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly JPMorgan Investment Trust Equity Index Portfolio)
•	JPMorgan Insurance Trust Diversified Equity Portfolio 1 (formerly JPMorgan Investment Trust Diversified Equity Portfolio)
•	JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Growth Portfolio)
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio)
•	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Value Portfolio)
•	J.P. Morgan Series Trust II
•	JPMorgan International Equity Portfolio
•	JPMorgan Mid Cap Value Portfolio
•	JPMorgan Small Company Portfolio

•	Janus Aspen Series (Institutional Shares)
•	Janus Aspen Balanced Portfolio
•	Janus Aspen Large Cap Growth Portfolio
•	Janus Aspen Mid Cap Growth Portfolio
•	Janus Aspen Worldwide Growth Portfolio
•	Janus Aspen Series (Service Shares)
•	Janus Aspen Mid Cap Value Portfolio
•	Janus Aspen Small Company Value Portfolio
•	Oppenheimer Variable Account Funds (Service Shares)
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer High Income Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	Oppenheimer MidCap Fund/VA (formerly Oppenheimer Aggressive Growth Fund/VA)
•	Oppenheimer Strategic Bond Fund/VA

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (877) 280-5102. A table of contents for the SAI appears on page 51. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission (“SEC”) at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2006.

2

3

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period. Each Subaccount will have an Accumulation Unit for each combination of charges.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date during which we make annuity payments to you.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death.

Company (“we”, “us”, “our”, “CILAAC”)—Chase Insurance Life and Annuity Company. Our home office is at 2500 Westfield Drive, Elgin, Illinois 60123-7836.

Contract—A Periodic Payment Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the Fixed Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the Fixed Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of CILAAC to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Account Contract Value—The value of your interest in the Fixed Account.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—The AIM Variable Insurance Funds, The Alger American Fund, American Century Variable Portfolios, Inc., Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds (which include Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable Insurance Products Trust, JPMorgan Insurance Trust, J.P. Morgan Series Trust II, Janus Aspen Series, and Oppenheimer Variable Account Funds, including any Portfolios thereunder.

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General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account option.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“Contract Owner”, “you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The Chase Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

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SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a State variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.

The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we will accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $500 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum total Purchase Payments for a Contract is $1,000,000.

The maximum amount of Purchase Payments that may be allocated to the Fixed Account in any Contract Year is $1,000,000 for Qualified Contracts and $100,000 for Non-Qualified Contracts. Allocations and transfers to the Fixed Account are subject to other restrictions. (See “Application of Purchase Payments,” page 25, and “Transfers During the Accumulation Period,” page 26.)

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts,” page 24.)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 18.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select.

We also provide for fixed accumulations and benefits in the Fixed Account. Any portion of the Purchase Payment allocated to the Fixed Account is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account,” page 23.)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers into and out of the Fixed Account. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” pages 26 and 40, respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge. (See “Withdrawal Charge,” page 35.) The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charge assessed against a Contract will never exceed 9% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters,” page 42.)

We charge for mortality and expense risk, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account,” page 34.) We also charge for optional death

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benefits. (See “Death Benefits,” page 29), and optional asset allocation services. (See “Asset Allocation Service,” page 50.) The Funds will incur certain management fees and other expenses. (See “Summary of Expenses,” page 8, “Investment Management Fees and Other Expenses” page 37, and the Funds’ prospectuses.)

You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. (“PMG”). PMG provides asset allocation services under PMG’s Managed Investment Advisory Account (“MIAA”). MIAA allocates Contract Value among certain Subaccounts and the Fixed Account. (See “Asset Allocation Service.”) If you elect to participate in MIAA, charges attributable to the MIAA services will be deducted from your Contract. MIAA annual charges deducted from your Contract are paid to PMG and are not Contract charges retained by us. (See “Summary of Expenses,” page 8, and “Asset Allocation Service Charge,” page 35.) For Non-Qualified Contracts, charges deducted from your Contract Value to pay MIAA charges are taxable distributions to you and may subject you to an additional 10% tax penalty. (See “Asset Allocation Service: Tax Treatment of Fees and Charges,” page 50.) The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors. You should consult with your representative for details regarding the MIAA program, including fees and expenses.

The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General,” page 42, and “Qualified Plans,” page 45.)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts,” page 24.) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

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SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

Commutation Charge(2)

An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using:

A. For a fixed annuity option, (i) a discount rate that is equal to the rate assumed in calculating the initial income payment and (ii) the greater of: (a) the ten year treasury constant maturity plus 3%; and (b) the rate used to determine the initial payment plus 2%, and

B. For a variable annuity option, (i) a discount rate that is equal to the assumed investment rate used to determine the initial payment and (ii) the assumed investment rate plus 2%.

Qualified Plan Loan Interest Rates(3)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(1)	Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

(2)	This Charge only applies to the calculation of lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3, or 5 upon the death of an Annuitant during the Annuity Period, or in commutation of remaining annuity payments under Annuity Option 1. (See “Commutation Charge,” and “Death of Annuitant or Owner”.)

(3)	Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest equal to the loan interest rate reduced by not more than 2.5%. (See “9. Loans”.)

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(4)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.30%

Total Separate Account Annual Expenses:	1.30%

Optional Death Benefit Charges(5):
Chase Insurance SafeguardSM	0.20%
Chase Insurance SafeguardSM Plus	0.35%

Total Separate Account Annual Expenses including Optional Death Benefit Charges	1.65%

Other Optional Benefit Expenses
MIAA(6) Initial Set Up Fee	$30.00
MIAA Annual Expense (as a percentage of Contract Value)
Current	0.50%	(7)
Maximum	1.00%	(8)

(4)	The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the annual records maintenance charge. See “Records Maintenance Charge.”

(5)	The Optional Death Benefit Charges do not apply to the Fixed Account or Dreyfus VIF Money Market Subaccount.

(6)	The Managed Investment Advisory Account (“MIAA”) is an asset allocation service offered by our affiliate, PMG Asset Management, Inc. (“PMG”). (See “Asset Allocation Service.”)

(7)	Charged quarterly in arrears at the rate of .125% per calendar quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. MIAA charge is paid to PMG and is not retained by us. (See “Asset Allocation Service.”)

(8)	The MIAA Expense charge may be increased for new Contracts up to a maximum of 1.00%.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(9) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	2.79%

(9)	The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.10% and 1.78%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes Chase Insurance SafeguardSM Plus and the optional MIAA program with a 1.00% MIAA Expense. If these features were not elected or a less costly option were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds, prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,147	$2,166	$3,166	$5,826

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or 5, or under Annuity Option 1 for a period of 10 years or more(10):

1 year	3 years	5 years	10 years
$613	$1,818	$2,996	$5,826

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less than 10 years(10):

1 year	3 years	5 years	10 years
$1,147	$2,166	$3,166	$5,826

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$613	$1,818	$2,996	$5,826

(10)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, 4, or 5, or under Annuity Option 1 for a period of 10 years or more. Currently, only a 10 year period is permitted under the Contract.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

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CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract as of December 31, 2005 (1.65%). Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

	Periodic Payment Contracts
Subaccount	2005	2004
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period*	$13.120	$12.194
Accumulation unit value at end of period	$13.717	$13.120
Number of accumulation units outstanding at end of period (000’s omitted)	5	1
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period*	$12.583	$12.322
Accumulation unit value at end of period	$13.434	$12.583
Number of accumulation units outstanding at end of period (000’s omitted)	4	1
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period*	$17.647	$12.841
Accumulation unit value at end of period	$19.902	$17.647
Number of accumulation units outstanding at end of period (000’s omitted)	17	5
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period*	$14.281	$11.719
Accumulation unit value at end of period	$16.472	$14.281
Number of accumulation units outstanding at end of period (000’s omitted)	22	0
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$47.502	$44.528
Accumulation unit value at end of period	$52.538	$47.502
Number of accumulation units outstanding at end of period (000’s omitted)	2	0
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.999	$28.643
Accumulation unit value at end of period	$34.693	$31.999
Number of accumulation units outstanding at end of period (000’s omitted)	10	2
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.816	$33.192
Accumulation unit value at end of period	$42.481	$36.816
Number of accumulation units outstanding at end of period (000’s omitted)	4	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.178	$6.517
Accumulation unit value at end of period	$7.414	$7.178
Number of accumulation units outstanding at end of period (000’s omitted)	53	11
American Century VP Large Company Value Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.669	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	N/A
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.496	$8.724
Accumulation unit value at end of period	$9.847	$9.496
Number of accumulation units outstanding at end of period (000’s omitted)	24	10
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period*	$14.224	$12.535
Accumulation unit value at end of period	$15.296	$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	6	2
Dreyfus IP Technology Growth Subaccount
Accumulation unit value at beginning of period*	$10.065	$9.575
Accumulation unit value at end of period	$10.282	$10.065
Number of accumulation units outstanding at end of period (000’s omitted)	2	1
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.611	$23.441
Accumulation unit value at end of period	$25.174	$24.611
Number of accumulation units outstanding at end of period (000’s omitted)	1	0

11

	Periodic Payment Contracts
Subaccount	2005	2004
Dreyfus VIF Money Market Subaccount
Accumulation unit value at beginning of period*	$9.937	$9.962
Accumulation unit value at end of period	$10.072	$9.937
Number of accumulation units outstanding at end of period (000’s omitted)	112	22
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.709	$29.446
Accumulation unit value at end of period	$37.760	$32.709
Number of accumulation units outstanding at end of period (000’s omitted)	36	8
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.563	$32.518
Accumulation unit value at end of period	$37.167	$35.563
Number of accumulation units outstanding at end of period (000’s omitted)	21	6
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$46.373	$44.537
Accumulation unit value at end of period	$48.434	$46.373
Number of accumulation units outstanding at end of period (000’s omitted)	2	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$143.966	$132.513
Accumulation unit value at end of period	$148.980	$143.966
Number of accumulation units outstanding at end of period (000’s omitted)	5	1
Fidelity VIP Mid Cap Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$12.158	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	N/A
Franklin Global Communications Securities Subaccount
Accumulation unit value at beginning of period*	$11.636	$10.197
Accumulation unit value at end of period	$13.301	$11.636
Number of accumulation units outstanding at end of period (000’s omitted)	7	0
Franklin Growth & Income Securities Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.472	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	N/A
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period*	$13.345	$12.247
Accumulation unit value at end of period	$13.626	$13.345
Number of accumulation units outstanding at end of period (000’s omitted)	27	9
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period*	$16.152	$13.549
Accumulation unit value at end of period	$17.344	$16.152
Number of accumulation units outstanding at end of period (000’s omitted)	27	6
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period*	$11.814	$10.844
Accumulation unit value at end of period	$11.833	$11.814
Number of accumulation units outstanding at end of period (000’s omitted)	31	2
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period*	$10.214	$9.941
Accumulation unit value at end of period	$10.326	$10.214
Number of accumulation units outstanding at end of period (000’s omitted)	36	5
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period*	$10.291	$9.913
Accumulation unit value at end of period	$10.294	$10.291
Number of accumulation units outstanding at end of period (000’s omitted)	27	6
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period*	$14.472	$12.714
Accumulation unit value at end of period	$16.568	$14.472
Number of accumulation units outstanding at end of period (000’s omitted)	18	2
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period*	$13.340	$12.194
Accumulation unit value at end of period	$14.559	$13.340
Number of accumulation units outstanding at end of period (000’s omitted)	10	1
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period*	$17.836	$14.506
Accumulation unit value at end of period	$22.437	$17.836
Number of accumulation units outstanding at end of period (000’s omitted)	25	5
Templeton Global Asset Allocation Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.553	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	5	N/A

12

	Periodic Payment Contracts
Subaccount	2005	2004
JPMorgan Insurance Trust Core Bond Subaccount (formerly JPMorgan Investment Trust Bond Subaccount)
Accumulation unit value at beginning of period*	$10.248	$9.957
Accumulation unit value at end of period	$10.359	$10.248
Number of accumulation units outstanding at end of period (000’s omitted)	3	0
JPMorgan Insurance Trust Government Bond Subaccount (formerly JPMorgan Investment Trust Government Bond Subaccount)
Accumulation unit value at beginning of period*	$10.289	$9.950
Accumulation unit value at end of period	$10.471	$10.289
Number of accumulation units outstanding at end of period (000’s omitted)	2	0
JPMorgan Insurance Trust Balanced Subaccount (formerly JPMorgan Investment Trust Balanced Subaccount)
Accumulation unit value at beginning of period*	$10.564	$10.021
Accumulation unit value at end of period	$10.689	$10.564
Number of accumulation units outstanding at end of period (000’s omitted)	5	1
JPMorgan Insurance Trust Large Cap Growth Subaccount (formerly JPMorgan Investment Trust Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$10.699	$10.145
Accumulation unit value at end of period	$11.096	$10.699
Number of accumulation units outstanding at end of period (000’s omitted)	0	0
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period*	$11.116	$10.250
Accumulation unit value at end of period	$11.462	$11.116
Number of accumulation units outstanding at end of period (000’s omitted)	1	0
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period*	$10.790	$10.060
Accumulation unit value at end of period	$10.900	$10.790
Number of accumulation units outstanding at end of period (000’s omitted)	14	2
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$11.234	$10.407
Accumulation unit value at end of period	$12.320	$11.234
Number of accumulation units outstanding at end of period (000’s omitted)	4	0
JPMorgan Insurance Trust Intrepid Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period*	$11.437	$10.102
Accumulation unit value at end of period	$13.221	$11.437
Number of accumulation units outstanding at end of period (000’s omitted)	17	0
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period*	$11.545	$10.283
Accumulation unit value at end of period	$12.509	$11.545
Number of accumulation units outstanding at end of period (000’s omitted)	15	1
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period*	$15.506	$13.389
Accumulation unit value at end of period	$16.945	$15.506
Number of accumulation units outstanding at end of period (000’s omitted)	30	6
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period*	$14.726	$12.933
Accumulation unit value at end of period	$12.509	$14.726
Number of accumulation units outstanding at end of period (000’s omitted)	15	4
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.565	$14.466
Accumulation unit value at end of period	$17.932	$17.565
Number of accumulation units outstanding at end of period (000’s omitted)	17	8
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.332	$28.153
Accumulation unit value at end of period	$32.325	$30.332
Number of accumulation units outstanding at end of period (000’s omitted)	26	4
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.453	$21.216
Accumulation unit value at end of period	$23.116	$22.453
Number of accumulation units outstanding at end of period (000’s omitted)	1	0
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$27.213	$23.645
Accumulation unit value at end of period	$30.171	$27.213
Number of accumulation units outstanding at end of period (000’s omitted)	1	1

13

	Periodic Payment Contracts
Subaccount	2005	2004
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.814	$27.661
Accumulation unit value at end of period	$30.114	$28.814
Number of accumulation units outstanding at end of period (000’s omitted)	1	0
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period*	$15.570	$13.851
Accumulation unit value at end of period	$16.908	$15.570
Number of accumulation units outstanding at end of period (000’s omitted)	3	1
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period*	$15.669	$13.327
Accumulation unit value at end of period	$15.999	$15.669
Number of accumulation units outstanding at end of period (000’s omitted)	7	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period*	$12.969	$12.194
Accumulation unit value at end of period	$13.426	$12.969
Number of accumulation units outstanding at end of period (000’s omitted)	9	3
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period*	$16.613	$14.402
Accumulation unit value at end of period	$18.706	$16.613
Number of accumulation units outstanding at end of period (000’s omitted)	27	8
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period*	$11.888	$11.183
Accumulation unit value at end of period	$11.971	$11.888
Number of accumulation units outstanding at end of period (000’s omitted)	7	3
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period*	$13.045	$12.140
Accumulation unit value at end of period	$13.617	$13.045
Number of accumulation units outstanding at end of period (000’s omitted)	13	2
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period*	$16.146	$13.787
Accumulation unit value at end of period	$17.488	$16.146
Number of accumulation units outstanding at end of period (000’s omitted)	11	5
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period*	$14.165	$12.670
Accumulation unit value at end of period	$15.660	$14.165
Number of accumulation units outstanding at end of period (000’s omitted)	2	0
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period*	$11.583	$10.777
Accumulation unit value at end of period	$11.718	$11.583
Number of accumulation units outstanding at end of period (000’s omitted)	44	5
Additional Contract Options Elected (Total 0.35%) (Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)
	Periodic Payment Contracts
Subaccount	2005	2004
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period*	$13.044	$12.152
Accumulation unit value at end of period	$13.591	$13.044
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I Health Sciences Subaccount)
Accumulation unit value at beginning of period*	$12.510	$12.279
Accumulation unit value at end of period	$13.311	$12.510
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period*	$17.546	$12.796
Accumulation unit value at end of period	$19.719	$17.546
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period*	$14.199	$11.678
Accumulation unit value at end of period	$16.321	$14.199
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.971	$44.130
Accumulation unit value at end of period	$51.772	$46.971
Number of accumulation units outstanding at end of period (000’s omitted)	—	—

14

	Periodic Payment Contracts
Subaccount	2005	2004
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.641	$28.388
Accumulation unit value at end of period	$34.187	$31.641
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.404	$32.896
Accumulation unit value at end of period	$41.861	$36.404
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.097	$6.459
Accumulation unit value at end of period	$7.306	$7.097
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
American Century VP Large Company Value Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.644	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.390	$8.646
Accumulation unit value at end of period	$9.703	$9.390
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period*	$14.142	$12.492
Accumulation unit value at end of period	$15.156	$14.142
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Dreyfus IP Technology Growth Subaccount
Accumulation unit value at beginning of period*	$10.029	$9.562
Accumulation unit value at end of period	$10.210	$10.029
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.336	$23.232
Accumulation unit value at end of period	$24.807	$24.336
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Dreyfus VIF Money Market Subaccount
Accumulation unit value at beginning of period*	$9.897	$9.944
Accumulation unit value at end of period	$9.997	$9.897
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.344	$29.184
Accumulation unit value at end of period	$37.210	$32.344
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.165	$32.228
Accumulation unit value at end of period	$36.625	$35.165
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.855	$44.139
Accumulation unit value at end of period	$47.728	$45.855
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$142.356	$131.331
Accumulation unit value at end of period	$146.808	$142.356
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Fidelity VIP Mid Cap Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$12.130	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A
Franklin Global Communications Securities Subaccount
Accumulation unit value at beginning of period*	$11.595	$10.184
Accumulation unit value at end of period	$13.208	$11.595
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Franklin Growth and Income Securities Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.448	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period*	$13.268	$12.204
Accumulation unit value at end of period	$13.501	$13.268
Number of accumulation units outstanding at end of period (000’s omitted)	—	—

15

	Periodic Payment Contracts
Subaccount	2005	2004
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period*	$16.060	$13.503
Accumulation unit value at end of period	$17.185	$16.060
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period*	$11.747	$10.806
Accumulation unit value at end of period	$11.725	$11.747
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period*	$10.156	$9.907
Accumulation unit value at end of period	$10.231	$10.156
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period*	$10.232	$9.879
Accumulation unit value at end of period	$10.200	$10.232
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period*	$14.389	$12.670
Accumulation unit value at end of period	$16.416	$14.389
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period*	$13.263	$12.152
Accumulation unit value at end of period	$14.426	$13.263
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period*	$17.734	$14.456
Accumulation unit value at end of period	$22.232	$17.734
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Templeton Global Asset Allocations Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.529	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A
JPMorgan Insurance Trust Core Bond Subaccount (formerly JPMorgan Investment Trust Bond Subaccount)
Accumulation unit value at beginning of period*	$10.211	$9.944
Accumulation unit value at end of period	$10.286	$10.211
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Government Bond Subaccount (formerly JPMorgan Investment Trust Government Bond Subaccount)
Accumulation unit value at beginning of period*	$10.253	$9.937
Accumulation unit value at end of period	$10.398	$10.253
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Balanced Subaccount (formerly JPMorgan Investment Trust Balanced Subaccount)
Accumulation unit value at beginning of period*	$10.526	$10.008
Accumulation unit value at end of period	$10.614	$10.526
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Large Cap Growth Subaccount (formerly JPMorgan Investment Trust Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$10.661	$10.132
Accumulation unit value at end of period	$11.018	$10.661
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period*	$11.076	$10.236
Accumulation unit value at end of period	$11.382	$11.076
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period*	$10.752	$10.047
Accumulation unit value at end of period	$10.824	$10.752
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$11.194	$10.394
Accumulation unit value at end of period	$12.234	$11.194
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period*	$11.396	$10.089
Accumulation unit value at end of period	$13.129	$11.396
Number of accumulation units outstanding at end of period (000’s omitted)	—	—

16

	Periodic Payment Contracts
Subaccount	2005	2004
JPMorgan Insurance Trust Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period*	$11.504	$10.270
Accumulation unit value at end of period	$12.422	$11.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period*	$15.417	$13.343
Accumulation unit value at end of period	$16.790	$15.417
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period*	$14.641	$12.888
Accumulation unit value at end of period	$15.731	$14.641
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.368	$14.337
Accumulation unit value at end of period	$17.671	$17.368
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.993	$27.901
Accumulation unit value at end of period	$31.853	$29.993
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.202	$21.027
Accumulation unit value at end of period	$22.779	$22.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.909	$23.434
Accumulation unit value at end of period	$29.731	$26.909
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.492	$27.415
Accumulation unit value at end of period	$29.675	$28.492
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period*	$15.481	$13.803
Accumulation unit value at end of period	$16.753	$15.481
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period*	$15.579	$13.281
Accumulation unit value at end of period	$15.852	$15.579
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period*	$12.895	$12.152
Accumulation unit value at end of period	$13.303	$12.895
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period*	$16.517	$14.352
Accumulation unit value at end of period	$18.535	$16.517
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period*	$11.820	$11.144
Accumulation unit value at end of period	$11.862	$11.820
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period*	$12.970	$12.098
Accumulation unit value at end of period	$13.492	$12.970
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period*	$16.053	$13.739
Accumulation unit value at end of period	$17.328	$16.053
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period*	$14.084	$12.626
Accumulation unit value at end of period	$15.517	$14.084
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period*	$11.516	$10.740
Accumulation unit value at end of period	$11.611	$11.516
Number of accumulation units outstanding at end of period (000’s omitted)	—	—

*	Commencement of Offering on May 3, 2004.

**	Commencement of Offering on May 2, 2005.

17

CILAAC, THE SEPARATE ACCOUNT AND THE FUNDS

Chase Insurance Life and Annuity Company

We are a stock life insurance company organized in 1947 under the laws of the State of Illinois. Our offices are located at 2500 Westfield Drive, Elgin, IL 60123-7836. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. In addition to the Contracts, we offer other variable contracts with different benefits and costs. We are a wholly-owned subsidiary of Banc One Insurance Holdings, Inc. (“BOIH”), a non-operating holding company. BOIH is a wholly-owned subsidiary of JPMorgan Chase & Co.

On February 7, 2006, JPMorgan Chase & Co. announced it had signed a definitive agreement to sell its life insurance and annuity underwriting business, which includes CILAAC, to Protective Life Insurance Company. The sale and related agreements, including reinsurance, are subject to various regulatory approvals and other conditions of closing, which is expected to occur during the third quarter of 2006. The benefits and provisions of the Contracts will not be changed by these transactions and agreements.

The Separate Account

We established the Chase Variable Annuity Separate Account on May 23, 2003 pursuant to Illinois law. The name of the Separate Account was changed to the Chase Variable Annuity Separate Account effective November 1, 2004. The SEC does not supervise the management, investment practices or policies of the Separate Account or CILAAC.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Fifty-five Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	AIM Variable Insurance Funds

•	The Alger American Fund

•	American Century Variable Portfolios, Inc.

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	Dreyfus Variable Investment Fund

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

•	J.P. Morgan Series Trust II

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

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SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 55 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds

AIM V.I. Financial Services Fund seeks capital growth.

AIM V.I. Global Health Care Fund (formerly AIM V.I. Health Sciences Fund) seeks capital growth.

AIM V.I. Real Estate Fund seeks high total return.

AIM V.I. Utilities Fund seeks capital growth and current income.

The Alger American Fund

Alger American Growth Portfolio seeks long-term capital appreciation.

Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

Dreyfus Investment Portfolios

Dreyfus IP MidCap Stock Portfolio seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor’s MidCap 400® Index.*

Dreyfus IP Technology Growth Portfolio seeks capital appreciation. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

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The Dreyfus Socially Responsible Growth Fund, Inc.

This Fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the Fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the Fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Variable Investment Fund

Dreyfus VIF Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.**

Fidelity Variable Insurance Products Funds

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P® 500.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P® 500.

Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Global Communications Securities Fund seeks capital appreciation and current income.

Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal.

Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small Cap Value Securities Fund seeks long-term total return.

Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective.

Franklin U.S. Government Fund seeks income.

Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation.

Mutual Discovery Securities Fund seeks capital appreciation.

Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

Templeton Developing Markets Securities Fund seeks long-term capital appreciation.

Templeton Global Asset Allocation Fund seeks high total return.

JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

JPMorgan Insurance Trust Core Bond Portfolio 1 (formerly JPMorgan Investment Trust Bond Portfolio) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

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JPMorgan Insurance Trust Government Bond Portfolio 1 (formerly JPMorgan Investment Trust Government Bond Portfolio) seeks a high level of current income with liquidity and safety of principal.

JPMorgan Insurance Trust Balanced Portfolio 1 (formerly JPMorgan Investment Trust Balanced Portfolio) seeks to provide total return while preserving capital.

JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Large Cap Growth Portfolio) seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly JPMorgan Investment Trust Equity Index Portfolio) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

JPMorgan Insurance Trust Diversified Equity Portfolio 1 (formerly JPMorgan Investment Trust Diversified Equity Portfolio) seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Growth Portfolio) seeks growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio) seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Value Portfolio) seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

J.P. Morgan Series Trust II

JPMorgan International Equity Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies.

JPMorgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation.

JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks.

Janus Aspen Series

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital.

Janus Aspen Mid Cap Value Portfolio seeks capital appreciation.

Janus Aspen Small Company Value Portfolio seeks capital appreciation.

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

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Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation.

Oppenheimer High Income Fund/VA seeks a high level of current income.

Oppenheimer Main Street Fund®/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Main Street Small Cap Fund®/VA seeks capital appreciation.

Oppenheimer MidCap Fund/VA (formerly Oppenheimer Aggressive Growth Fund/VA) seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities.

*	“Standard & Poor’s®,” “S&P®” and “S&P MidCap 400®” are trademarks of The McGraw-Hill Companies, Inc. The Dreyfus Corporation has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, and Standard & Poor’s® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s Statement of Additional Information.

**	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

AIM Advisors, Inc. is the investment adviser for the available Portfolios of AIM Variable Insurance Funds, INVESCO Institutional (N.A.), Inc. is the sub-adviser for the AIM V.I. Real Estate Fund.

Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.

American Century Investment Management, Inc. is the investment adviser for the available Portfolios of the American Century Variable Portfolios, Inc.

The Dreyfus Corporation serves as the investment adviser for the available Portfolios of the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and the available Portfolios of the Dreyfus Variable Investment Fund.

Fidelity Management & Research Company is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, Fidelity Management & Research (Far East), Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan and FMR Co., Inc. (FMRC) serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio. FMRC serves as the sub-adviser for the Fidelity VIP Equity-Income Fund and the Fidelity VIP Growth Fund. Geode Capital Management, LLC serves as the sub-adviser for the Fidelity VIP Index 500 Fund.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund and the Franklin Small Cap Value Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Global Communications Securities Fund, the Franklin Strategic Income Securities Fund, the Franklin U.S. Government Fund, the Franklin Growth and Income Securities Fund and the Franklin Zero Coupon Fund 2010. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. Templeton Investment Council, LLC is the investment advisor for the Templeton Global Asset Allocation Fund.

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JPMorgan Investment Advisors Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust (formerly JPMorgan Investment Trust).

J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the J.P. Morgan Series Trust II.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins, Wolf, McDonnell and Company, LLC is the subadviser for Janus Aspen Mid Cap Value Portfolio.

OppenheimerFunds, Inc. is the investment manager for the available Portfolios of the Oppenheimer Variable Account Funds.

The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive Rule 12b-1 fees directly from the Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under the Fixed Account, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account unless we refer to fixed accumulation and annuity elements.

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We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $500 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount or the Fixed Account until allocations total at least $500 to each Subaccount or the Fixed Account in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $50 per month, allocations to another such Subaccount may be made.

The maximum total Purchase Payments that may be made under the Contract is $1,000,000. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.

The maximum amount of Purchase Payments that may be allocated to the Fixed Account in any Contract Year is $1,000,000 for Qualified Contracts and $100,000 for Non-Qualified Contracts. Purchase Payments that are made under a systematic investment program that has been approved by us are not subject to this limitation. However, we reserve the right to modify or terminate this provision and subject all Purchase Payments to the $100,000 limitation.

We reserve the right to not allow allocation of any Purchase Payments to the Fixed Account if the Fixed Account interest rate applicable to such Purchase Payments would be less than or equal to 3%.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•	The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100.

•	The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the Fixed Account on the date we receive the returned Contract, without any deduction for

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Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. However, in the case of joint owners, the surviving joint owner is automatically the primary beneficiary. If you die, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period and prior to the death of an Owner, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

The Annuitant is shown in the contract schedule. Prior to the Annuity Date, an Annuitant may be replaced or added unless the Owner is a non-natural person. There must be at least one Annuitant at all times. If the Annuitant dies, the youngest Owner will become the new Annuitant unless there is a surviving joint Annuitant or a new Annuitant is otherwise named. If an Annuitant, who is not an Owner, dies prior to the Annuity Date, a death benefit is not paid unless the Owner is a non-natural person. If joint Annuitants are designated, the survivor will become the Annuitant if one of the joint Annuitants dies before the Annuity Date, unless the Owner is a non-natural person. Joint Annuitants are only permitted in Non-Qualified Contracts.

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) and the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

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Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the relevant investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. The Accumulation Unit values for each Valuation Period are applied to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is:

•	the net asset value per share of the Portfolio held in the Subaccount as of the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the Portfolio held in the Subaccount as of the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk charge plus any applicable charges for optional death benefits.)

3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•	The minimum amount which may be transferred is $500 or, if smaller, the remaining amount in the Fixed Account or a Subaccount.

•	No partial transfer will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $500 unless the transfer will eliminate your interest in such account.

•	Total transfers out of the Fixed Account in any Contract Year may not exceed 25% of the value of the Fixed Account as of the prior Contract anniversary or, in the case of transfers in the first

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Contract Year, the issue date. Transfers made under a systematic investment program approved by us are not currently subject to this limitation, but we reserve the right to impose this or a modified limitation on such transfers in the future. The entire Fixed Account Contract Value may be transferred if a transfer out of the Fixed Account would otherwise result in a Fixed Account Contract Value less than $5,000.

•	A transfer out of the Fixed Account is limited to the amount which exceeds Debt and any withdrawal charge applicable to the Fixed Account Contract Value.

•	Total transfers into the Fixed Account in any Contract Year, that would be credited a current interest rate of 3% or less, may not exceed 25% of Contract Value as of the prior Contract anniversary or, in the case of transfers in the first Contract Year, the issue date. Transfers made under a systematic investment program approved by us are not currently subject to this limitation, but we reserve the right to impose this or a modified limitation on such transfers in the future.

•	We reserve the right to not allow any transfer into the Fixed Account if the Fixed Account interest rate applicable to such transfer would be less than or equal to 3%.

•	No transfer may be made within seven calendar days of the date on which the first annuity payment is due.

•	We reserve the right to impose a 15-day waiting period between transfers for any transfer in excess of 12 in a Contract Year.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•	transfers into and out of the Janus Aspen Worldwide Growth, JPMorgan International Equity, Mutual Discovery Securities, Oppenheimer Global Securities and Templeton Developing Markets Securities Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of the Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios.

We reserve the right to suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a

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Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•	Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Withdrawal Value. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without a Withdrawal Charge. If you withdraw more than 10% of the Contract Value minus Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

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You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option or the Fixed Account from which the withdrawal is requested or withdraw the total value.

•	Any withdrawal amount you request will be increased by the Withdrawal Charge.

•	We will limit a withdrawal from the Fixed Account to an amount which equals the Fixed Account Contract Value less Debt and interest on any loan to the end of the Contract Year.

Election to withdraw shall be made in writing to us at our home office: Chase Insurance Life and Annuity Company, Contact Center, 2500 Westfield Drive, Elgin, IL 60123-7836 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our home office, provided, however, that we may suspend withdrawals or delay payment more than seven days

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

Withdrawals will reduce the death benefit in the proportion that the withdrawal, plus withdrawal charges, bears to the Contract Value. For example, if the death benefit is $100,000 and the Contract Value is $80,000, and a withdrawal, including withdrawal charges, of $20,000 is taken, the death benefit is then reduced to $75,000 as shown below.

•	$20,000/$80,000 = 25% ratio of withdrawal to Contract Value;

•	$100,000 x 25% = $25,000 of death benefit reduction; and

•	$100,000 death benefit - $25,000 = $75,000 remaining death benefit.

7. Death Benefits.

Standard Death Benefit

If you have not elected an Optional Enhanced Death Benefit rider, we will pay a death benefit if an Owner dies before the Annuity Date. If death occurs prior to the oldest Owner’s 75th birthday, the death benefit will be the greater of:

•	the Contract Value less Debt, and

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all adjustments for withdrawals.

If death occurs on or after the oldest Owner’s 75th birthday, the death benefit is the Contract Value less Debt.

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The adjustment for withdrawals described above is a dollar amount determined for each withdrawal which is equal to (1) divided by (2), with the result multiplied by (3), where:

(1) is the amount of the withdrawal and withdrawal charges,

(2) is the Contract Value immediately prior to the withdrawal, and

(3) is the value of the death benefit immediately prior to the withdrawal.

Optional Enhanced Death Benefit Riders

There are two Optional Enhanced Death Benefit (“OEDB”) riders available under the Contract, Chase Insurance SafeguardSM and Chase Insurance SafeguardSM Plus. We may discontinue the offering of the OEDB riders at any time. The OEDB riders may not be available in all states.

The calculation of benefits under the OEDB riders changes after you attain age 81 and certain accruals of benefits cease after that age. Therefore, the OEDB riders may not be appropriate depending on your proximity to age 81. Prior to electing an OEDB rider, you should carefully consider the benefits available based on your age.

The investment options under the Contract are categorized as “Class 1 Accumulation Options” or “Class 2 Accumulation Options” solely for purposes of calculating the benefits and charges attributable to the OEDB. The Class 1 Accumulation Options are the Fixed Account and the Dreyfus VIF Money Market Subaccount. All other options are Class 2 Accumulation Options.

You may elect an OEDB rider only on the initial Contract application. You cannot elect an OEDB rider after the date we issue the Contract.

If you elect an OEDB rider, the death benefit paid upon the death of an Owner will be based on the option you selected.

Chase Insurance SafeguardSM

Chase Insurance SafeguardSM may be elected only if the oldest Owner is age 80 or younger at the date of application. The current charge for Chase Insurance SafeguardSM is 0.20% of applicable Contract Value (See “Contract Charges and Expenses”).

If you elect Chase Insurance SafeguardSM, the death benefit will be equal to the greatest of the following, less Debt:

(1) Contract Value;

(2) the Purchase Payment Death Benefit, described below; and

(3) the Step-Up Death Benefit, described below.

Chase Insurance SafeguardSM Plus

Chase Insurance SafeguardSM Plus may be elected only if the oldest Owner is age 75 or younger at the date of application. The current charge for Chase Insurance SafeguardSM Plus is 0.35% of applicable Contract Value (See “Contract Charges and Expenses”).

If you elect Chase Insurance SafeguardSM Plus, the death benefit will be equal to the greatest of the following, less Debt:

(1) Contract Value;

(2) the Purchase Payment Death Benefit, described below;

(3) the Step-Up Death Benefit, described below; and

(4) the Roll-Up Death Benefit, described below.

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The Purchase Payment Death Benefit for the Contract is equal to:

•	the sum of all Purchase Payments,

•	decreased by any premium taxes, and

•	decreased by any adjustments for withdrawals, described below.

The Step-Up Death Benefit on the Issue Date is equal to the initial Purchase Payment less premium taxes. On each subsequent Contract Anniversary, prior to the oldest Owner’s 81st birthday, the Step-Up Death Benefit equals the greater of (1) and (2) below. On all other Valuation Dates the Step-Up Death Benefit is equal to (2) below.

(1) Contract Value; or

(2) The Step-Up Death Benefit on the prior Contract Anniversary plus:

a) any Purchase Payments less premium taxes since the prior Contract Anniversary; and less:

b) the amount of all adjustments for withdrawals since the prior Contract Anniversary.

The Roll-Up Death Benefit is equal to the sum of the Roll-Up Death Benefit for Class 1 Accumulation Options and the Roll-Up Death Benefit for Class 2 Accumulation Options.

The Roll-Up Death Benefit for Class 1 Accumulation Options on the Issue Date is equal to the initial Purchase Payment less premium taxes allocated to the Class 1 Accumulation Options. On each subsequent Valuation Date, the Roll-Up Death Benefit for Class 1 Accumulation Options is adjusted by adding to the prior value:

(1) any subsequent Purchase Payments less premium taxes allocated to the Class 1 Accumulation Options, and

(2) any adjustments for transfers to Class 1 Accumulation Options, and subtracting:

(3) any adjustments for transfers from Class 1 Accumulation Options, and

(4) the amount of any adjustment for withdrawals from the Class 1 Accumulation Options.

The Roll-Up Death Benefit for Class 2 Accumulation Options on the Issue Date is equal to the initial Purchase Payment less premium taxes allocated to the Class 2 Accumulation Options. On each subsequent Valuation Date, the Roll-Up Death Benefit for Class 2 Accumulation Options is adjusted by adding to the prior value:

(1) interest at 5% per annum on the Roll-Up Death Benefit for Class 2 Accumulation Options, provided, however, that interest is not credited after the oldest Owner’s 80th birthday or whenever the Roll-Up Death Benefit equals or exceeds twice the amount of the Purchase Payment Death Benefit, and

(2) any subsequent Purchase Payments less premium taxes allocated to the Class 2 Accumulation Options, and

(3) any adjustments for transfers to Class 2 Accumulation Options, and subtracting:

(4) any adjustments for transfers from Class 2 Accumulation Options, and

(5) the amount of any adjustment for withdrawals from the Class 2 Accumulation Options.

Adjustments for Withdrawals (Purchase Payment Death Benefit and Step-Up Death Benefit)

Withdrawals and withdrawal charges will reduce the Purchase Payment Death Benefit and the Step-Up Death Benefit on a pro rata basis. (See “Withdrawals During the Accumulation Period.”) For each withdrawal, we make an adjustment equal to (1) divided by (2), with the result multiplied by (3), where:

(1) is the withdrawal and withdrawal charge amount,

(2) is the Contract Value immediately prior to the withdrawal, and

(3) is the value of the death benefit immediately prior to the withdrawal.

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Adjustments for Transfers and Withdrawals (Roll-Up Death Benefit)

Transfers from Class 1 Accumulation Options to Class 2 Accumulation Options will reduce the Roll-Up Death Benefit for Class 1 Accumulation Options on a pro rata basis. The resulting increase in the Roll-Up Death Benefit for the Class 2 Accumulation Options is equal to the reduction in the Roll-Up Death Benefit for the Class 1 Accumulation Options.

Transfers from Class 2 Accumulation Options to Class 1 Accumulation Options will reduce the Roll-Up Death Benefit for the Class 2 Accumulation Option on a pro rata basis. The resulting increase in the Roll-Up Death Benefit for Class 1 Accumulation Options is equal to the reduction in the Roll-Up Death Benefit for the Class 2 Accumulation Options.

The adjustment for transfers and withdrawals from Class 1 Accumulation Options is equal to (1) divided by (2), with the result multiplied by (3), where:

(1) is the withdrawal and withdrawal charge or transfer amount,

(2) is the Contract Value allocated to the Class 1 Accumulation Options immediately prior to the withdrawal or transfer, and

(3) is the value of the Roll-Up Death Benefit for the Class 1 Accumulation Options immediately prior to the withdrawal or transfer.

The adjustment for transfers and withdrawals from Class 2 Accumulation Options is equal to (1) divided by (2), with the result multiplied by (3), where:

(1) is the withdrawal and withdrawal charge or transfer amount,

(2) is the Contract Value allocated to the Class 2 Accumulation Options immediately prior to the withdrawal or transfer, and

(3) is the value of the Roll-Up Death Benefit for the Class 2 Accumulation Options immediately prior to the withdrawal or transfer.

The calculation of the above adjustments is illustrated by the following examples. The examples assume a $100,000 Contract Value with $20,000 allocated to Class 1 Accumulation Options and $80,000 allocated to Class 2 Accumulation Options. The examples also assume the Roll-Up Death Benefit is $110,000 with $15,000 attributable to Class 1 Accumulation Options and $95,000 attributable to Class 2 Accumulation Options.

Example 1

If you withdraw $20,000 of Contract Value from Class 2 Accumulation Options (including withdrawal charges), the adjustment to the Roll-Up Death Benefit is $23,750, determined as follows: $20,000 divided by $80,000 multiplied by $95,000 = $23,750. Therefore, after the withdrawal, the Roll-Up Death Benefit is reduced to $86,250 ($110,000 - $23,750) with $15,000 attributable to Class 1 Accumulation Options and $71,250 ($95,000 - $23,750) attributable to Class 2 Accumulation Options.

Example 2

If you transfer $10,000 of Contract Value from Class 1 Accumulation Options to Class 2 Accumulation Options, the adjustments to the Roll-Up Death Benefit attributable to the Accumulation Options is $7,500, determined as follows: $10,000 divided by $20,000 multiplied by $15,000 = $7,500. Therefore, after the transfer, the Roll-Up Death Benefit remains at $110,000 but the amount attributable to Class 1 Accumulation Options is decreased to $7,500 ($15,000 - $7,500) and the amount attributable to Class 2 Accumulation Options is increased to $102,500 ($95,000 + $7,500).

The above information regarding the OEDB is a summary of the provisions contained in the rider to your Contract that will be issued if you elect an OEDB. You should consult the rider for additional details. The provisions of the rider are controlling.

If the Owner is a non-natural person, the OEDB will be based on the age of the oldest Annuitant.

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Payment of Death Benefits

The applicable death benefit will be paid to the designated Beneficiary upon the death of the Owner during the Accumulation Period. Upon the death of a joint Owner during the Accumulation Period, a death benefit will be paid to the surviving joint Owner.

If the Owner is not a natural person, we will pay the death benefit upon the death of an Annuitant. We will pay the death benefit to the Beneficiary after we receive due proof of death. We will then have no further obligation under the Contract.

We compute the applicable Contract Value under the death benefit at the end of the Valuation Period following our receipt of due proof of death, the return of the Contract and such other information we may require to process the death benefit. The proof may be a certified death certificate or any other written proof satisfactory to us. We compute the other applicable values under the death benefit as of the date of death.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary as prescribed by federal tax regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If the Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with due proof of your death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit otherwise payable, a death benefit will not be paid on your death. The Contract Value will be adjusted to equal the death benefit amount otherwise payable, subject to the following.

•	The Contract Value will be adjusted to equal the amount of the death benefit. The difference, if any, between the death benefit and the Contract Value one day prior to the date of continuance will be credited to the Dreyfus VIF Money Market Subaccount. The successor Owner may subsequently transfer this amount from the Dreyfus VIF Money Market Subaccount to other investment options under the Contract.

•	Upon the death of your surviving spouse before the Annuity Date, the amount of the death benefit payable will be determined as if: (1) the Contract was issued on the date of continuance; and (2) the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.

•	Withdrawal charges, if any, will be limited to withdrawals of Purchase Payments made after the date of continuance.

•	Any OEDB rider in effect will terminate as of the date of your death.

•	Your surviving spouse may elect any OEDB rider then offered by us. All such riders will be subject to the terms and conditions then in effect at the time of continuance, and all charges and benefits will be calculated as if the coverage was issued to the surviving spouse on the date of continuance and the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.

•	Any subsequent spouse of the surviving spouse Beneficiary will not be entitled to continue the Contract upon the death of the surviving spouse Beneficiary.

9. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the

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availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.5%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	records maintenance charge,

•	withdrawal charge,

•	commutation charge,

•	premium tax,

•	optional death benefit charges, and

•	optional MIAA expense charge. (See “Asset Allocation Service.”)

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds,” page 18.)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality and Expense Risk.

We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.30% per annum.

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Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge.

2. Optional Enhanced Death Benefit Charge.

The annual charge for the Optional Enhanced Death Benefit is .20% of Contract Value if you elect Chase Insurance SafeguardSM and .35% of Contract Value if you elect Chase Insurance SafeguardSM Plus. The Optional Enhanced Death Benefit charge does not apply to Class 1 Accumulation Options. Currently, the Class 1 Accumulation Options are the Fixed Account and the Dreyfus VIF Money Market Subaccount.

B. ASSET ALLOCATION SERVICE CHARGE.

The current annual charge for the optional MIAA program is 0.50% of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. The annual charge may be increased for new Contracts up to a maximum of 1.00%. If the MIAA charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense equals, with respect to the amount in each Subaccount covered by the MIAA program the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged a MIAA initial set up fee of $30.00.

C. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The Records Maintenance Charge is:

•	$7.50 for Contracts with Contract Value under $25,000, on the date of assessment.

•	$3.75 for Contracts with Contract Value between $25,000 and $50,000, on the date of assessment.

•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more, on the date of assessment.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and upon surrender or annuitization, and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount.

D. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

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If you withdraw a larger amount, the excess Contract Value withdrawn is subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 9.0% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

Subject to certain exceptions and state approvals, withdrawal charges are not assessed on withdrawals:

•	after you have been confined in a skilled health care facility for at least 90 consecutive days and you remain confined at the time of the request;

•	within 45 days following your discharge from a skilled health care facility after a confinement of at least 90 days; or

•	if you become disabled.

The confinement or disability must begin prior to your 75th birthday and at least two years after the later of the date of issue or the date the waiver endorsement was added to your Contract.

“Disability” is defined as the inability to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death, or which has lasted or can be expected to last for a continuous period of not less than 12 months.

Restrictions and provisions related to the above withdrawal charge waiver are described in the Contract endorsement.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No withdrawal charge applies upon annuitization if you select Annuity Option 2, 3, 4, or 5, or if payments under Annuity Option 1 are scheduled to continue for at least ten years. See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of CILAAC or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

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E. COMMUTATION CHARGE.

The commutation charge applies during the Annuity Period. The charge equals the difference between the present value of any remaining payments in a certain period (as of the date of calculation) calculated using:

A. For a Fixed Annuity Option, (i) a discount rate that is equal to the rate assumed in calculating the initial income payment and (ii) the greater of: (a) the ten year treasury constant maturity plus 3%; and (b) the rate used to determine the initial payment plus 2%, and

B. For a Variable Annuity Option, (i) a discount rate that is equal to the assumed investment rate used to determine the initial payment and (ii) the assumed investment rate plus 2%.

The commutation charge applies to the calculation of lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period and, for Annuity Option 1, upon election to cancel remaining payments. The commutation charge reflects the use of a higher interest rate to determine the commutation amount than the interest rate used to determine the initial annuity payment.

F. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees, Rule 12b-1 fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Portfolios and the Funds’ statements of additional information.

G. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

•	Purchase Payments when we receive them,

•	The Contract Value upon total withdrawal, or

•	The total Contract Value applied to an Annuity Option at the time annuity payments start.

See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.

H. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

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•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

We may also decrease the mortality and expense risk charge, the administration expenses, and the Records Maintenance Charge without notice. However, beyond what is disclosed above, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.

We may also offer reduced fees and charges, including but not limited to, Records Maintenance Charge and mortality and expense risk and administration expenses, for certain sales that may result in cost savings. Reductions in these fees and charges will not unfairly discriminate against any Owner.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options, which are available either on a fixed or variable basis. However, state may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Annuity payments will begin on the Annuity Date under the Annuity Option you select. Subject to state variation, the Annuity Date may not be after the later of the original oldest Owner’s or Annuitant’s 90th birthday. (See “Federal Tax Matters, 1. Tax Deferral During Accumulation Period, Delayed Annuity Dates”.)

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, you will receive the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. You may change an Annuity Option before the Annuity Date. If no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date.

The Annuity Option selected must result in a payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If at any time the payments are less than our minimum payment, we have the right to increase the period between payments to quarterly, semi-annual or annual so that the payment is at least equal to the minimum payment or to make payment in one lump sum.

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The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the Annuitant; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

•	Option 2, or

•	Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years from your death to elect these Options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for ten years.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant’s death without regard to the number or total amount of payments made. Thus, it is possible for a you to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly for a certain period of 10 years and thereafter during the Annuitant’s lifetime.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant’s death, the monthly income payable continues over the life of the surviving Annuitant at a percentage of the original payment. The percentage payable must be selected at the time the annuity option is chosen. The percentages available are 50%, 66 2/3%, 75% and 100%. Annuity payments terminate automatically and immediately upon the surviving Annuitant’s death without regard to the number or total amount of payments received.

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Option 5—Joint and Survivor Annuity with Installments Guaranteed.

Option 5 provides an annuity payable for a certain period of 10 years and thereafter while the Annuitants are alive.

3. Allocation of Annuity.

Subject to state variation, you may elect to have payments on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any Fixed Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, you may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	No transfer may be made to a Subaccount during the seven days before an annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

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The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the Annuitant dies, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5. If the Owner elects, we will pay a lump sum payment of the present value of the remaining payments in the certain period. The election to receive the lump sum payment must be made within 60 days of our receipt of due proof of death of the Annuitant or joint Annuitants. The present value of the remaining payments in the certain period will be calculated based on the applicable interest rate.

For a Fixed Annuity Option, the applicable interest rate is the greater of:

a. the ten year Treasury constant maturity plus 3%; and

b. the rate used to determine the initial payment plus 2%.

For a Variable Annuity Option, the applicable interest rate is the assumed investment rate used to determine the initial payment plus 2%.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following the election to commute the remaining payments.

If Annuity Option 2 is elected, annuity payments terminate automatically and immediately upon the Annuitant’s death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

Under Annuity Option 4, Annuity payments terminate automatically and immediately upon the surviving Annuitant’s death without regard to the number or total amount of payments received.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

•	If the Owner was the sole owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

•	If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

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FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company.” Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations

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prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of the Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract”. This amount is referred to as the “income on the contract”. Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal. As described elsewhere in the Prospectus, you may elect to enter into a separate investment advisory agreement pursuant to which you will receive asset allocation services (“MIAA”). For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fees are treated as a partial withdrawal for tax purposes. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to

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the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

4. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59 1/2,

•	received due to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•	made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•	made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

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7. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

•	received after you reach age 59 1/2,

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•	received after your death or because of your disability, or

•	made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death,

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because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Corporate and Self-Employed (“H.R. 10” and “Keogh”) Pension and Profit-Sharing Plans. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh” permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such a death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “8. Guaranteed Minimum Death Benefit” and “9. Earnings Based Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to “direct rollover” and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

•	minimum distributions required under Section 401(a)(9) of the Code, and

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•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

DISTRIBUTION OF CONTRACTS

The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

Investors Brokerage Services, Inc. (“IBS”)

2500 Westfield Drive

Elgin, Illinois 60123-7836

IBS is a wholly-owned subsidiary of Banc One Insurance Holdings, Inc. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, or the death of an Owner. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, voting rights decrease as Annuity Units decrease.

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REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at (877) 280-5102. You will also be able to access your account information from our website at www.chaseinsurancecompany.com.

You may direct inquiries to the selling agent or may call (877) 280-5102 or write to Chase Insurance Life and Annuity Company, Contact Center, 2500 Westfield Drive, Elgin, IL 60123-7836.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the Fixed Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

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SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

ASSET ALLOCATION SERVICE

You may elect, where available, to enter into a separate investment advisory service agreement with our affiliate, PMG Asset Management, Inc. (“PMG”). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account (“MIAA”) which is fully described in a separate disclosure statement. Under an agreement with PMG, Ibbotson Associates, Inc. (“Ibbotson”) performs certain functions for the MIAA program. Ibbotson is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. SUMMARY OF THE SERVICE PROVIDED.

Under MIAA, your Contract Value is allocated among certain Subaccounts and the Fixed Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing Ibbotson’s proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and the Fixed Account in accordance with your selected allocation model.

B. MIAA CHARGES.

PMG’s current annual charge for the optional MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. The annual charge may be increased for new Contracts up to a maximum of one percent (1.00%). If the MIAA expense charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA expense charge. The MIAA expense charge is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense charge equals, with respect to the amount in each Subaccount covered by the MIAA program the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA initial set up fee (“Set Up Fee”) of $30.00.

C. TAX TREATMENT OF FEES AND CHARGES.

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

For Qualified Contracts, the MIAA expense charge and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of the MIAA expense charge and Set Up Fee are treated as a partial withdrawal for income tax purposes. This means the MIAA expense charge and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. RISKS TO YOU.

When you elect the MIAA program, you understand that:

•	all investments involve risk, the amount of which may vary significantly,

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•	performance cannot be predicted or guaranteed, and

•	the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

PMG has a fiduciary relationship with its investment advisory clients and seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. TERMINATION.

You may terminate your participation in the MIAA program at any time by contacting us. If you terminate within 5 business days of enrolling in the MIAA program, you will not be charged any MIAA expense charge or Set Up Fee. Otherwise, you will be charged any unpaid MIAA expense charge for the period before your termination, and your Set Up Fee will not be refunded. PMG reserves the right, however, to waive the collection of any unpaid MIAA expense charge upon termination.

F. CONFLICTS OF INTEREST.

The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA expense charge (See “MIAA Charges”) as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

SPECIAL CONSIDERATIONS

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account, CILAAC or IBS is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Financial Statements of Separate Account; Financial Statements of Chase Insurance Life and Annuity Company; Appendix A State Premium Tax

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Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

FINANCIAL STATEMENTS

Financial statements of CILAAC and the Separate Account are included in the Statement of Additional Information. The financial statements of CILAAC should be considered primarily as bearing upon the ability of CILAAC to meet its obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

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APPENDIX

CHASE INSURANCE LIFE AND ANNUITY COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Chase Insurance Life and Annuity Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Chase Insurance Life and Annuity Company, Contact Center, 2500 Westfield Drive, Elgin, IL 60123-7836, or call (877) 280-5102. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die

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before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and

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operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $9,000 for 2005 ($4,000 annual contribution for each individual, plus $500 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2005	$70,000–$ 80,000
2006	$75,000–$ 85,000
2007 and thereafter	$80,000–$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2005 and thereafter	$50,000–$60,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

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7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

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If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

(a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to

(b) $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

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K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NON-QUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs

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from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

59

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, you will find the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, you will find the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

60

FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by CILAAC; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over 5 to 6 years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 2% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 3% THEREAFTER. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$965	14	$16,653	27	$40,647	40	$75,885
2	1,957	15	18,189	28	42,903	41	79,198
3	2,978	16	19,771	29	45,227	42	82,611
4	4,029	17	21,401	30	47,621	43	86,126
5	5,109	18	23,080	31	50,086	44	89,747
6	6,219	19	24,809	32	52,626	45	93,476
7	7,361	20	26,590	33	55,241	46	97,317
8	8,533	21	28,425	34	57,936	47	101,273
9	9,728	22	30,314	35	60,710	48	105,348
10	10,947	23	32,261	36	63,569	49	109,545
11	12,310	24	34,265	37	66,512	50	113,869
12	13,715	25	36,330	38	69,545
13	15,162	26	38,457	39	72,668

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 2% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 3% THEREAFTER. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$965	14	$1,372	27	$2,015	40	$2,959
2	994	15	1,413	28	2,075	41	3,048
3	1,023	16	1,456	29	2,138	42	3,139
4	1,053	17	1,499	30	2,202	43	3,233
5	1,084	18	1,544	31	2,268	44	3,330
6	1,116	19	1,591	32	2,336	45	3,430
7	1,149	20	1,638	33	2,406	46	3,533
8	1,172	21	1,687	34	2,478	47	3,639
9	1,195	22	1,738	35	2,552	48	3,748
10	1,219	23	1,790	36	2,629	49	3,861
11	1,256	24	1,844	37	2,708	50	3,976
12	1,293	25	1,899	38	2,789
13	1,332	26	1,956	39	2,873

*	Includes applicable withdrawal charges.

61

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS CHASE INSURANCE ADVANTAGE III

Issued By

CHASE INSURANCE LIFE AND ANNUITY COMPANY

in Connection With

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE: 2500 Westfield Drive, Elgin, IL 60123-7836 (877) 280-5102

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2006. The Prospectus may be obtained from Chase Insurance Life and Annuity Company by writing or calling the address or telephone number listed above.

SERVICES TO THE SEPARATE ACCOUNT

Chase Insurance Life and Annuity Company (“CILAAC”) maintains the books and records of the Chase Variable Annuity Separate Account (the “Separate Account”). CILAAC holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of CILAAC. CILAAC maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk , records maintenance charge and other Contract charges (as described in the Prospectus) are borne by CILAAC.

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of CILAAC for the years ended December 31, 2005, 2004 and 2003.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. (“IBS”), a wholly owned subsidiary of Banc One Insurance Holdings, Inc., which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

CILAAC pays commissions to the selling broker-dealer which may vary but are not anticipated to exceed in the aggregate an amount equal to 6.25% of Purchase Payments. During 2005, CILAAC incurred gross commissions payable of approximately $840,000 to licensed insurance agents.

STATE REGULATION

CILAAC is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. CILAAC’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, CILAAC is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2005. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

EXPERTS

The consolidated balance sheets of Chase Insurance Life and Annuity Company as of December 31, 2005 and 2004, the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004, and the financial statements of the Chase Variable Annuity Separate Account as of December 31, 2005 and the related combined statements of operations and changes in contract owner’s equity for each of the two years ended December 31, 2005, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The statutory statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2004 and 2003, and the related statutory statements of operations, capital stock and surplus, and cash flows for each of the two years in the period ended December 31, 2004, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for CILAAC The financial statements of CILAAC should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by CILAAC through the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Chase Insurance Life and Annuity Company and

Contract Owners of the CILAAC Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners’ equity and the related statements of operations and changes in contract owners’ equity present fairly, in all material respects, the financial position of the subaccounts of the CILAAC Variable Annuity Separate Account (which includes the following subaccounts: AIM Variable Insurance Funds: AIM V.I. Financial Services, AIM V.I. Global Health Care, AIM V.I. Real Estate, and AIM V.I. Utilities; The Alger American Fund: Alger American Growth, Alger American MidCap Growth, and Alger American Small Capitalization; American Century Variable Portfolios, Inc.: American Century VP Income & Growth, American Century VP Large Company Value, and American Century VP Value; Dreyfus Investment Portfolios: Dreyfus IP MidCap Stock and Dreyfus IP Technology Growth; The Dreyfus Socially Responsible Growth Fund, Inc.: Dreyfus Socially Responsible Growth; Dreyfus Variable Investment Fund: Dreyfus VIF Money Market; Fidelity Variable Insurance Products Fund: Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Index 500, and Fidelity VIP Mid Cap; Franklin Templeton Variable Insurance Products Trust: Franklin Global Communications Securities, Franklin Growth and Income Securities, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, and Templeton Global Asset Allocation; J.P. Morgan Series Trust II: JPMorgan International Equity, JPMorgan Mid Cap Value, and JPMorgan Small Company; Janus Aspen Series: Janus Aspen Balanced, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, and Janus Aspen Worldwide Growth; JPMorgan Investment Trust: JPMorgan Investment Trust Balanced, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Diversified Mid Cap, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Government Bond, JPMorgan Investment Trust Large Cap Growth, JPMorgan Investment Trust Mid Cap Growth, and JPMorgan Investment Trust Mid Cap Value; and Oppenheimer Variable Account Funds: Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, and Oppenheimer Strategic Bond) at December 31, 2005 and the results of each of their operations, the changes in each of their contract owners’ equity, and unit values and financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Chase Insurance Life and Annuity Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards established by the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2005 with the underlying funds, provides a reasonable basis for our opinion.

PricewatershouseCoopers LLP

Chicago, Illinois

March 31, 2006

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund			American Century Variable Portfolios, Inc.
	AIM V.I. Financial Services Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger American Growth Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount	American Century VP Income & Growth Subaccount	American Century VP Large Company Value Subaccount
ASSETS
Investments, at current market value	$127	$435	$1,656	$2,051	$610	$1,401	$1,281	$1,758	$22
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	127	435	1,656	2,051	610	1,401	1,281	1,758	22

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract Owners’ Equity	$127	$435	$1,656	$2,051	$610	$1,401	$1,281	$1,758	$22

ANALYSIS OF CONTRACT OWNERS’ EQUITY
Accumulation Period	$127	$435	$1,656	$2,051	$610	$1,401	$1,281	$1,758	$22
Annuity Period	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	$127	$435	$1,656	$2,051	$610	$1,401	$1,281	$1,758	$22

Units Outstanding	9	33	84	125	14	41	54	237	2

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	American Century Variable Portfolios, Inc.	Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Funds
	American Century VP Value Subaccount	Dreyfus IP MidCap Stock Subaccount	Dreyfus IP Technology Growth Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Money Market Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount
ASSETS
Investments, at current market value	$977	$156	$135	$97	$4,674	$4,728	$1,704	$244	$2,371
Dividends and other receivables	—	—	—	—	1	—	—	—	—

Total assets	977	156	135	97	4,675	4,728	1,704	244	2,371

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract Owners’ Equity	$977	$156	$135	$97	$4,675	$4,728	$1,704	$244	$2,371

ANALYSIS OF CONTRACT OWNERS’ EQUITY
Accumulation Period	$977	$156	$135	$97	$4,675	$4,728	$1,704	$244	$2,371
Annuity Period	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	$977	$156	$135	$97	$4,675	$4,728	$1,704	$244	$2,371

Units Outstanding	103	10	13	4	466	150	55	7	17

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Fidelity Variable Insurance Products Funds	Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Mid Cap Subaccount	Franklin Global Communications Securities Subaccount	Franklin Growth and Income Securities Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
ASSETS
Investments, at current market value	$116	$110	$5	$1,551	$1,820	$1,560	$1,033	$1,576	$1,468
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	116	110	5	1,551	1,820	1,560	1,033	1,576	1,468

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract Owners’ Equity	$116	$110	$5	$1,551	$1,820	$1,560	$1,033	$1,576	$1,468

ANALYSIS OF CONTRACT OWNERS’ EQUITY
Accumulation Period	$116	$110	$5	$1,551	$1,820	$1,560	$1,033	$1,576	$1,468
Annuity Period	—	0	0	—	—	—	—	—	—

Total Contract Owners’ Equity	$116	$110	$5	$1,551	$1,820	$1,560	$1,033	$1,576	$1,468

Units Outstanding	10	8	1	115	105	132	100	154	89

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Franklin Templeton Variable Insurance Products Trust			J.P. Morgan Series Trust II			Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	Templeton Global Asset Allocation Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount	JPMorgan Small Company Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Mid Cap Growth Subaccount
ASSETS
Investments, at current market value	$409	$3,806	$88	$2,064	$2,026	$1,348	$1,268	$79	$229
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	409	3,806	88	2,064	2,026	1,348	1,268	79	229

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract Owners’ Equity	$409	$3,806	$88	$2,064	$2,026	$1,348	$1,268	$79	$229

ANALYSIS OF CONTRACT OWNERS’ EQUITY
Accumulation Period	$409	$3,806	$88	$2,064	$2,026	$1,348	$1,268	$79	$229
Annuity Period	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	$409	$3,806	$88	$2,064	$2,026	$1,348	$1,268	$79	$229

Units Outstanding	29	171	8	123	128	77	47	4	8

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Janus Aspen Series			JPMorgan Investment Trust
	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Investment Trust Balanced Subaccount	JPMorgan Investment Trust Bond Subaccount	JPMorgan Investment Trust Diversified Equity Subaccount	JPMorgan Investment Trust Diversified Mid Cap Subaccount	JPMorgan Investment Trust Equity Index Subaccount	JPMorgan Investment Trust Government Bond Subaccount
ASSETS
Investments, at current market value	$486	$494	$128	$1,593	$9,942	$6,575	$1,961	$4,480	$10,593
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	486	494	128	1,593	9,942	6,575	1,961	4,480	10,593

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract Owners’ Equity	$486	$494	$128	$1,593	$9,942	$6,575	$1,961	$4,480	$10,593

ANALYSIS OF CONTRACT OWNERS’ EQUITY
Accumulation Period	$486	$494	$128	$1,593	$9,942	$6,575	$1,961	$4,480	$10,593
Annuity Period	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	$486	$494	$128	$1,593	$9,942	$6,575	$1,961	$4,480	$10,593

Units Outstanding	29	31	5	153	974	627	152	409	1,025

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	JPMorgan Investment Trust			Oppenheimer Variable Account Funds
	JPMorgan Investment Trust Large Cap Growth Subaccount	JPMorgan Investment Trust Mid Cap Growth Subaccount	JPMorgan Investment Trust Mid Cap Value Subaccount	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount
ASSETS
Investments, at current market value	$2,410	$2,721	$5,058	$49	$408	$1,678	$918	$879	$792	$2,209
Dividends and other receivables	—	—	—	—	—	—	—	—	—	—

Total assets	2,410	2,721	5,058	49	408	1,678	918	879	792	2,209

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—	—

Contract Owners’ Equity	$2,410	$2,721	$5,058	$49	$408	$1,678	$918	$879	$792	$2,209

ANALYSIS OF CONTRACT OWNERS’ EQUITY
Accumulation Period	$2,410	$2,721	$5,058	$49	$408	$1,678	$918	$879	$792	$2,209
Annuity Period	—	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	$2,410	$2,721	$5,058	$49	$408	$1,678	$918	$879	$792	$2,209

Units Outstanding	225	231	421	3	31	91	77	65	46	189

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

December 31, 2005

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund			American Century Variable Portfolios, Inc.
	AIM V.I. Financial Services Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger American Growth Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount	American Century VP Income & Growth Subaccount	American Century VP Large Company Value Subaccount
REVENUE
Dividend income	$2	$—	$58	$42	$1	$29	$—	$12	$—
EXPENSES
Mortality and expense risk charges	2	4	17	11	5	13	6	15	—

Net investment income (loss)	—	(4)	41	31	(4)	16	(6)	(3)	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	7	16	57	16	16	45	4	14	—
Change in unrealized appreciation of investments	7	13	88	(33)	30	33	71	34	—

Net realized and unrealized gain/(loss) on investments	14	29	145	(17)	46	78	75	48	—

Net increase (decrease) in contract owners’ equity resulting from operations	$14	$25	$186	$14	$42	$94	$69	$45	$—

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

December 31, 2005

(in thousands)

	American Century Variable Portfolios, Inc.	Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Funds
	American Century VP Value Subaccount	Dreyfus IP MidCap Stock Subaccount	Dreyfus IP Technology Growth Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Money Market Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount
REVENUE
Dividend income	$65	$—	$—	$—	$96	$4	$36	$1	$11
EXPENSES
Mortality and expense risk charges	11	1	1	1	51	35	18	3	18

Net investment income (loss)	54	(1)	(1)	(1)	45	(31)	18	(2)	(7)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(2)	5	—	1	—	27	19	11	13
Change in unrealized appreciation of investments	(16)	4	5	2	—	428	52	5	60

Net realized and unrealized gain/(loss) on investments	(18)	9	5	3	—	455	71	16	73

Net increase (decrease) in contract owners’ equity resulting from operations	$36	$8	$4	$2	$45	$424	$89	$14	$66

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

December 31, 2005

(in thousands)

	Fidelity Variable Insurance Products Funds	Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Mid Cap Subaccount	Franklin Global Communications Securities Subaccount	Franklin Growth and Income Securities Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
REVENUE
Dividend income	$—	$—	$—	$21	$15	$25	$43	$34	$7
EXPENSES
Mortality and expense risk charges	—	—	—	19	15	9	13	13	10

Net investment income (loss)	—	—	—	2	—	16	30	21	(3)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	—	1	—	20	25	(1)	(12)	(5)	15
Change in unrealized appreciation of investments	1	6	—	21	66	(5)	(10)	(19)	101

Net realized and unrealized gain/(loss) on investments	1	7	—	41	91	(6)	(22)	(24)	116

Net increase (decrease) in contract owners’ equity resulting from operations	$1	$7	$—	$43	$91	$10	$8	$(3)	$113

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

December 31, 2005

(in thousands)

	Franklin Templeton Variable Insurance Products Trust			J.P. Morgan Series Trust II			Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	Templeton Global Asset Allocation Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount	JPMorgan Small Company Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Mid Cap Growth Subaccount
REVENUE
Dividend income	$3	$14	$—	$9	$19	$106	$20	$—	$—
EXPENSES
Mortality and expense risk charges	4	20	—	19	19	14	8	—	2

Net investment income (loss)	(1)	(6)	—	(10)	—	92	12	—	(2)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	1	40	—	32	28	8	3	—	15
Change in unrealized appreciation of investments	28	376	2	156	71	(60)	46	3	7

Net realized and unrealized gain/(loss) on investments	29	416	2	188	99	(52)	49	3	22

Net increase (decrease) in contract owners’ equity resulting from operations	$28	$410	$2	$178	$99	$40	$61	$3	$20

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

December 31, 2005

(in thousands)

	Janus Aspen Series			JPMorgan Investment Trust
	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Investment Trust Balanced Subaccount	JPMorgan Investment Trust Bond Subaccount	JPMorgan Investment Trust Diversified Equity Subaccount	JPMorgan Investment Trust Diversified Mid Cap Subaccount	JPMorgan Investment Trust Equity Index Subaccount	JPMorgan Investment Trust Government Bond Subaccount
REVENUE
Dividend income	$38	$—	$2	$36	$317	$52	$40	$52	$382
EXPENSES
Mortality and expense risk charges	4	5	2	26	162	106	26	73	167

Net investment income (loss)	34	(5)	—	10	155	(54)	14	(21)	215

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(4)	14	2	26	85	131	70	99	105
Change in unrealized appreciation of investments	(1)	3	3	(27)	(198)	(22)	118	30	(233)

Net realized and unrealized gain/(loss) on investments	(5)	17	5	(1)	(113)	109	188	129	(128)

Net increase (decrease) in contract owners’ equity resulting from operations	$29	$12	$5	$9	$42	$55	$202	$108	$87

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

December 31, 2005

(in thousands)

	JPMorgan Investment Trust			Oppenheimer Variable Account Funds
	JPMorgan Investment Trust Large Cap Growth Subaccount	JPMorgan Investment Trust Mid Cap Growth Subaccount	JPMorgan Investment Trust Mid Cap Value Subaccount	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount
REVENUE
Dividend income	$10	$—	$340	$—	$2	$6	$40	$1	$12	$24
EXPENSES
Mortality and expense risk charges	38	44	82	1	5	15	11	5	8	16

Net investment income (loss)	(28)	(44)	258	(1)	(3)	(9)	29	(4)	4	8

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	38	92	158	2	7	28	(1)	2	25	—
Change in unrealized appreciation of investments	78	163	(87)	—	13	152	(22)	27	33	10

Net realized and unrealized gain/(loss) on investments	116	255	71	2	20	180	(23)	29	58	10

Net increase (decrease) in contract owners’ equity resulting from operations	$88	$211	$329	$1	$17	$171	$6	$25	$62	$18

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY

December 31, 2005

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund			American Century Variable Portfolios, Inc.
	AIM V.I. Financial Services Subaccount	AIM V.I. Global Health Care Subaccount(a)	AIM V.I. Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger American Growth Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount	American Century VP Income & Growth Subaccount	American Century VP Large Company Value Subaccount(b)
OPERATIONS
Net investment income (loss)	$—	$(4)	$41	$31	$(4)	$16	$(6)	$(3)	$—
Net realized gain (loss) on sale of investments	7	16	57	16	16	45	4	14	—
Change in unrealized appreciation of investments	7	13	88	(33)	30	33	71	34	—

Net increase (decrease) in contract owners’ equity resulting from operations	14	25	186	14	42	94	69	45	—

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	84	230	1,245	1,043	312	885	850	993	8
Net transfer (to) from affiliate and subaccounts	(11)	57	(178)	992	41	12	278	334	14
Payments for redemptions	(1)	(3)	(8)	(1)	(38)	(43)	—	(18)	—
Maintenance fees	—	—	(1)	—	(1)	(2)	—	(6)	—
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	72	284	1,058	2,034	314	852	1,128	1,303	22

Total increase in contract owners’ equity	86	309	1,244	2,048	356	946	1,197	1,348	22
CONTRACT OWNERS’ EQUITY
Beginning of period	41	126	412	3	254	455	84	410	—

End of period	$127	$435	$1,656	$2,051	$610	$1,401	$1,281	$1,758	$22

(a)	Effective July 1, 2005, name was changed from AIM V.I. Health Sciences.

(b)	For the period (commencement of operations): July 11, 2005 to December 31, 2005

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	American Century Variable Portfolios, Inc.	Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Funds
	American Century VP Value Subaccount	Dreyfus IP MidCap Stock Subaccount	Dreyfus IP Technology Growth Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Money Market Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount
OPERATIONS
Net investment income (loss)	$54	$(1)	$(1)	$(1)	$45	$(31)	$18	$(2)	$(7)
Net realized gain (loss) on sale of investments	(2)	5	—	1	—	27	19	11	13
Change in unrealized appreciation of investments	(16)	4	5	2	—	428	52	5	60

Net increase (decrease) in contract owners’ equity resulting from operations	36	8	4	2	45	424	89	14	66

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	495	197	75	113	2,921	2,914	1,173	123	1,380
Net transfer (to) from affiliate and subaccounts	14	(94)	29	(43)	(355)	472	(123)	(3)	431
Payments for redemptions	(4)	(3)	—	—	(171)	(38)	(16)	(4)	(15)
Maintenance fees	(1)	—	—	—	(2)	(4)	(3)	(1)	(6)
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	504	100	104	70	2,393	3,344	1,031	115	1,790

Total increase in contract owners’ equity	540	108	108	72	2,438	3,768	1,120	129	1,856
CONTRACT OWNERS’ EQUITY
Beginning of period	437	48	27	25	2,237	960	584	115	515

End of period	$977	$156	$135	$97	$4,675	$4,728	$1,704	$244	$2,371

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Fidelity Variable Insurance Products Funds	Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Mid Cap Subaccount(c)	Franklin Global Communications Securities Subaccount	Franklin Growth and Income Securities Subaccount(d)	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
OPERATIONS
Net investment income (loss)	$—	$—	$—	$2	$—	$16	$30	$21	$(3)
Net realized gain (loss) on sale of investments	—	1	—	20	25	(1)	(12)	(5)	15
Change in unrealized appreciation of investments	1	6	—	21	66	(5)	(10)	(19)	101

Net increase (decrease) in contract owners’ equity resulting from operations	1	7	—	43	91	10	8	(3)	113

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	76	121	5	920	1,338	939	863	937	906
Net transfer (to) from affiliate and subaccounts	39	(50)	—	(231)	118	513	(159)	359	277
Payments for redemptions	—	—	—	(73)	(18)	(12)	(22)	(31)	(38)
Maintenance fees	—	—	—	(2)	(1)	(3)	(2)	(5)	(1)
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	115	71	5	614	1,437	1,437	680	1,260	1,144

Total increase in contract owners’ equity	116	78	5	657	1,528	1,447	688	1,257	1,257
CONTRACT OWNERS’ EQUITY
Beginning of period	—	32	—	894	292	113	345	319	211

End of period	$116	$110	$5	$1,551	$1,820	$1,560	$1,033	$1,576	$1,468

(c)	For the period (commencement of operations): May 26, 2005 to December 31, 2005.

(d)	For the period (commencement of operations): May 31, 2005 to December 31, 2005.

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Franklin Templeton Variable Insurance Products Trust			J.P. Morgan Series Trust II			Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	Templeton Global Asset Allocation Subaccount(e)	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount	JPMorgan Small Company Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Large Cap Growth Subaccount(f)	Janus Aspen Mid Cap Growth Subaccount
OPERATIONS
Net investment income (loss)	$(1)	$(6)	$—	$(10)	$—	$92	$12	$—	$(2)
Net realized gain (loss) on sale of investments	1	40	—	32	28	8	3	—	15
Change in unrealized appreciation of investments	28	376	2	156	71	(60)	46	3	7

Net increase (decrease) in contract owners’ equity resulting from operations	28	410	2	178	99	40	61	3	20

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	187	2,344	65	1,454	1,328	568	668	46	66
Net transfer (to) from affiliate and subaccounts	41	770	21	(20)	160	220	365	2	14
Payments for redemptions	(2)	(3)	—	(22)	(25)	(33)	(9)	(1)	(5)
Maintenance fees	—	(1)	—	(8)	(3)	(1)	(2)	—	—
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	226	3,110	86	1,404	1,460	754	1,022	47	75

Total increase in contract owners’ equity	254	3,520	88	1,582	1,559	794	1,083	50	95
CONTRACT OWNERS’ EQUITY
Beginning of period	155	286	—	482	467	554	185	29	134

End of period	$409	$3,806	$88	$2,064	$2,026	$1,348	$1,268	$79	$229

(e)	For the period (commencement of operations): May 31, 2005 to December 31, 2005.

(f)	Effective May 1, 2005, name was changed from Janus Aspen Growth.

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Janus Aspen Series			JPMorgan Investment Trust
	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Investment Trust Balanced Subaccount(g)	JPMorgan Investment Trust Bond Subaccount(g)	JPMorgan Investment Trust Diversified Equity Subaccount(g)	JPMorgan Investment Trust Diversified Mid Cap Subaccount(g)	JPMorgan Investment Trust Equity Index Subaccount(g)	JPMorgan Investment Trust Government Bond Subaccount(g)
OPERATIONS
Net investment income (loss)	$34	$(5)	$—	$10	$155	$(54)	$14	$(21)	$215
Net realized gain (loss) on sale of investments	(4)	14	2	26	85	131	70	99	105
Change in unrealized appreciation of investments	(1)	3	3	(27)	(198)	(22)	118	30	(233)

Net increase (decrease) in contract owners’ equity resulting from operations	29	12	5	9	42	55	202	108	87

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	390	418	80	148	819	838	504	292	1,151
Net transfer (to) from affiliate and subaccounts	5	(132)	(18)	361	3,321	1,569	302	1,277	3,642
Payments for redemptions	(1)	(16)	(1)	(100)	(699)	(426)	(100)	(301)	(702)
Maintenance fees	—	(1)	—	—	—	(2)	—	—	—
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	394	269	61	409	3,441	1,979	706	1,268	4,091

Total increase in contract owners’ equity	423	281	66	418	3,483	2,034	908	1,376	4,178
CONTRACT OWNERS’ EQUITY
Beginning of period	63	213	62	1,175	6,459	4,541	1,053	3,104	6,415

End of period	$486	$494	$128	$1,593	$9,942	$6,575	$1,961	$4,480	$10,593

(g)	Effective May 1, 2005, name was changed from One Group Investment Trust

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	JPMorgan Investment Trust			Oppenheimer Variable Account Funds
	JPMorgan Investment Trust Large Cap Growth Subaccount(h)	JPMorgan Investment Trust Mid Cap Growth Subaccount(h)	JPMorgan Investment Trust Mid Cap Value Subaccount(h)	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Variable Account Funds
OPERATIONS
Net investment income (loss)	$(28)	$(44)	$258	$(1)	$(3)	$(9)	$29	$(4)	$4	$8
Net realized gain (loss) on sale of investments	38	92	158	2	7	28	(1)	2	25	—
Change in unrealized appreciation of investments	78	163	(87)	—	13	152	(22)	27	33	10

Net increase (decrease) in contract owners’ equity resulting from operations	88	211	329	1	17	171	6	25	62	18

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	156	264	644	60	200	895	498	469	517	1,294
Net transfer (to) from affiliate and subaccounts	635	590	975	(50)	3	153	(26)	314	(135)	591
Payments for redemptions	(161)	(172)	(321)	(2)	(30)	(16)	(26)	(4)	(36)	(6)
Maintenance fees	—	—	(1)	—	(1)	(1)	(1)	(2)	(1)	(5)
Premium Tax	—	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	630	682	1,297	8	172	1,031	445	777	345	1,874

Total increase in contract owners’ equity	718	893	1,626	9	189	1,202	451	802	407	1,892
CONTRACT OWNERS’ EQUITY
Beginning of period	1,692	1,828	3,432	40	219	476	467	77	385	317

End of period	$2,410	$2,721	$5,058	$49	$408	$1,678	$918	$879	$792	$2,209

(h)	Effective May 1, 2005, name was changed from One Group Investment Trust

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2004

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund			American Century Variable Portfolios, Inc.
	AIM V.I. Financial Services Subaccount(a)	AIM V.I. Global Health Care Subaccount(a)	AIM V.I. Real Estate Subaccount(a)	AIM V.I. Utilities Subaccount(a)	Alger American Growth Subaccount(b)	Alger American MidCap Growth Subaccount(b)	Alger American Small Capitalization Subaccount(b)	American Century VP Income & Growth Subaccount(c)	American Century VP Value Subaccount(c)
OPERATIONS
Net investment income (loss)	$—	$(1)	$7	$—	$(1)	$(1)	$—	$(1)	$(1)
Net realized gain (loss) on sale of investments	—	—	2	—	—	1	—	—	—
Change in unrealized appreciation of investments	2	11	28	—	24	51	6	26	23

Net increase (decrease) in contract owners’ equity resulting from operations	2	10	37	—	23	51	6	25	22

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	17	107	371	3	231	370	54	358	398
Net transfer (to) from affiliate and subaccounts	22	10	4	—	—	34	24	30	19
Payments for redemptions	—	(1)	—	—	—	—	—	(2)	(2)
Maintenance fees	—	—	—	—	—	—	—	(1)	—
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	39	116	375	3	231	404	78	385	415

Total increase in contract owners’ equity	41	126	412	3	254	455	84	410	437
CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	—	—	—	—	—

End of period	$41	$126	$412	$3	$254	$455	$84	$410	$437

(a)	For the period (commencement of operations): July 12, 2004—AIM V.I. Financial Services Subaccount; June 17, 2004—AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount); June 17, 2004—AIM V.I. Real Estate Subaccount and July 16,2004—AIM V.I. Utilities Subaccount to December 31, 2004.

(b)	For the period (commencement of operations): June 10, 2004—Alger American Growth Subaccount; June 8, 2004—Alger American MidCap Growth Subaccount and June 15, 2004—Alger American Small Capitalization Subaccount to December 31, 2004.

(c)	For the period (commencement of operations): June 16, 2004—American Century VP Income & Growth Subaccount and June 8, 2004—American Century VP Value Subaccount to December 31, 2004.

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2004

(in thousands)

	Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Funds				Franklin Templeton Variable Insurance Products Trust
	Dreyfus IP MidCap Stock Subaccount(d)	Dreyfus IP Technology Growth Subaccount(d)	Dreyfus Socially Responsible Growth Subaccount(d)	Dreyfus VIF Money Market Subaccount(d)	Fidelity VIP Contrafund Subaccount(e)	Fidelity VIP Equity Income Subaccount(e)	Fidelity VIP Growth Subaccount(e)	Fidelity VIP Index 500 Subaccount(e)	Franklin Global Communications Securities Subaccount(f)
OPERATIONS
Net investment income (loss)	$1	$—	$—	$(2)	$(3)	$(1)	$—	$(1)	$—
Net realized gain (loss) on sale of investments	—	—	—	—	—	—	—	1	—
Change in unrealized appreciation of investments	4	1	2	—	63	31	8	25	4

Net increase (decrease) in contract owners’ equity resulting from operations	5	1	2	(2)	60	30	8	25	4

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	44	22	22	1,562	852	523	105	453	27
Net transfer (to) from affiliate and subaccounts	—	4	1	687	51	32	4	38	1
Payments for redemptions	(1)	—	—	(10)	(2)	—	(2)	—	—
Maintenance fees	—	—	—	—	(1)	(1)	—	(1)	—
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	43	26	23	2,239	900	554	107	490	28

Total increase in contract owners’ equity	48	27	25	2,237	960	584	115	515	32
CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	—	—	—	—	—

End of period	$48	$27	$25	$2,237	$960	$584	$115	$515	$32

(d)	For the period (commencement of operations): June 16, 2004—Dreyfus IP MidCap Stock Subaccount; July 29, 2004—Dreyfus IP Technology Growth Subaccount; August 23, 2004—Dreyfus Socially Responsible Growth Subaccount and May 27,2004—Dreyfus VIF Money Market Subaccount to December 31, 2004.

(e)	For the period (commencement of operations): June 8, 2004—Fidelity VIP Contrafund Subaccount; June 16, 2004—Fidelity VIP Equity Income Subaccount; June 9, 2004—Fidelity VIP Growth Subaccount and June 17, 2004—Fidelity VIP Index 500 Subaccount to December 31, 2004.

(f)	For the period (commencement of operations): June 21, 2004—Franklin Global Communications Securities Subaccount to December 31, 2004.

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2004

(in thousands)

	Franklin Templeton Variable Insurance Products Trust								J.P. Morgan Series Trust II
	Franklin Rising Dividends Securities Subaccount(g)	Franklin Small Cap Value Securities Subaccount(g)	Franklin Strategic Income Securities Subaccount(g)	Franklin U.S. Government Subaccount(g)	Franklin Zero Coupon 2010 Subaccount(g)	Mutual Discovery Securities Subaccount(g)	Mutual Shares Securities Subaccount(g)	Templeton Developing Markets Securities Subaccount(g)	JPMorgan International Equity Subaccount(h)
OPERATIONS
Net investment income (loss)	$(3)	$(1)	$—	$—	$(1)	$—	$(1)	$(1)	$(2)
Net realized gain (loss) on sale of investments	—	1	—	—	—	—	1	—	—
Change in unrealized appreciation of investments	45	20	3	3	3	12	10	23	44

Net increase (decrease) in contract owners’ equity resulting from operations	42	20	3	3	2	12	10	22	42

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	811	229	110	300	289	171	137	120	410
Net transfer (to) from affiliate and subaccounts	41	44	1	43	29	29	8	145	33
Payments for redemptions	—	(1)	(1)	—	—	(1)	—	(1)	(2)
Maintenance fees	—	—	—	(1)	(1)	—	—	—	(1)
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	852	272	110	342	317	199	145	264	440

Total increase in contract owners’ equity	894	292	113	345	319	211	155	286	482
CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	—	—	—	—	—

End of period	$894	$292	$113	$345	$319	$211	$155	$286	$482

(g)	For the period (commencement of operations): June 10, 2004—Franklin Rising Dividends Securities Subaccount; June 17, 2004—Franklin Small Cap Value Securities Subaccount; July 15, 2004—Franklin Strategic Income Securities Subaccount; June 8, 2004—Franklin U.S. Government Subaccount; June 16, 2004— Franklin Zero Coupon 2010 Subaccount; June 10, 2004—Mutual Discovery Securities Subaccount; July 8, 2004—Mutual Shares Securities Subaccount and June 9, 2004—Templeton Developing Markets Secuities Subaccount to December 31, 2004.

(h)	For the period (commencement of operations): June 16, 2004—JPMorgan International Equity Subaccount to December 31, 2004.

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2004

(in thousands)

	J.P. Morgan Series Trust II		Janus Aspen Series						JPMorgan Investment Trust
	JPMorgan Mid Cap Value Subaccount(i)	JPMorgan Small Company Subaccount(i)	Janus Aspen Balanced Subaccount(j)	Janus Aspen Large Cap Growth Subaccount(j)	Janus Aspen Mid Cap Growth Subaccount(j)	Janus Aspen Mid Cap Value Subaccount(j)	Janus Aspen Small Company Value Subaccount(j)	Janus Aspen Worldwide Growth Subaccount(j)	JPMorgan Investment Trust Balanced Subaccount(k)
OPERATIONS
Net investment income (loss)	$(1)	$(1)	$3	$—	$—	$—	$4	$—	$(7)
Net realized gain (loss) on sale of investments	—	1	—	—	—	—	—	—	—
Change in unrealized appreciation of investments	27	43	2	2	16	2	7	4	55

Net increase (decrease) in contract owners’ equity resulting from operations	26	43	5	2	16	2	11	4	48

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	328	505	173	32	128	36	194	53	848
Net transfer (to) from affiliate and subaccounts	114	8	9	(4)	(8)	25	9	5	289
Payments for redemptions	(1)	(2)	(2)	(1)	(2)	—	(1)	—	(10)
Maintenance fees	—	—	—	—	—	—	—	—	—
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	441	511	180	27	118	61	202	58	1,127

Total increase in contract owners’ equity	467	554	185	29	134	63	213	62	1,175
CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	—	—	—	—	—

End of period	$467	$554	$185	$29	$134	$63	$213	$62	$1,175

(i)	For the period (commencement of operations): June 8, 2004—JPMorgan Mid Cap Value Subaccount and June 16, 2004—JPMorgan Small Company Subaccount to December 31, 2004.

(j)	For the period (commencement of operations): June 17, 2004—Janus Aspen Balanced Subaccount; June 16, 2004—Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen Growth Subaccount); June 15, 2004—Janus Aspen Mid Cap Growth Subaccount; June 15, 2004— Janus Aspen Mid Cap Value Subaccount; June 16, 2004—Janus Aspen Small Company Value Subaccount and June 17, 2004—Janus Aspen Worldwide Growth Subaccount to December 31, 2004.

(k)	For the period (commencement of operations): April 7, 2004—JPMorgan Investment Trust Balanced Subaccount (formerly One Group Investment Trust Balanced Subaccount) to December 31, 2004.

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2004

(in thousands)

	JPMorgan Investment Trust								Oppenheimer Variable Account Funds
	JPMorgan Investment Trust Bond Subaccount(l)	JPMorgan Investment Trust Diversified Equity Subaccount(l)	JPMorgan Investment Trust Diversified Mid Cap Subaccount(l)	JPMorgan Investment Trust Equity Index Subaccount(l)	JPMorgan Investment Trust Government Bond Subaccount(l)	JPMorgan Investment Trust Large Cap Growth Subaccount(l)	JPMorgan Investment Trust Mid Cap Growth Subaccount(l)	JPMorgan Investment Trust Mid Cap Value Subaccount(l)	Oppenheimer Aggressive Growth Subaccount(m)
OPERATIONS
Net investment income (loss)	$(39)	$(27)	$(7)	$(19)	$(39)	$(10)	$(11)	$(21)	$—
Net realized gain (loss) on sale of investments	—	—	—	—	—	(1)	(1)	—	—
Change in unrealized appreciation of investments	115	285	111	224	129	110	160	307	4

Net increase (decrease) in contract owners’ equity resulting from operations	76	258	104	205	90	99	148	286	4

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	4,336	3,138	790	2,080	4,292	1,185	1,229	2,339	36
Net transfer (to) from affiliate and subaccounts	2,116	1,199	174	855	2,102	430	474	849	1
Payments for redemptions	(69)	(53)	(15)	(36)	(69)	(22)	(23)	(42)	(1)
Maintenance fees	—	(1)	—	—	—	—	—	—	—
Premium Tax	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	6,383	4,283	949	2,899	6,325	1,593	1,680	3,146	36

Total increase in contract owners’ equity	6,459	4,541	1,053	3,104	6,415	1,692	1,828	3,432	40
CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	—	—	—	—	—

End of period	$6,459	$4,541	$1,053	$3,104	$6,415	$1,692	$1,828	$3,432	$40

(l)	For the period (commencement of operations): April 7, 2004 to December 31, 2004:

JPMorgan Investment Trust Bond Subaccount (formerly One Group Investment Trust Bond Subaccount);

JPMorgan Investment Trust Diversified Equity Subaccount (formerly One Group Investment Trust Diversified Equity Subaccount);

JPMorgan Investment Trust Diversified Mid Cap Subaccount (formerly One Group Investment Trust Diversified Mid Cap Subaccount);

JPMorgan Investment Trust Equity Index Subaccount (formerly One Group Investment Trust Equity Index Subaccount);

JPMorgan Investment Trust Government Bond Subaccount (formerly One Group Investment Trust Government Bond Subaccount);

JPMorgan Investment Trust Large Cap Growth Subaccount (formerly One Group Investment Trust Large Cap Growth Subaccount);

JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly One Group Investment Trust Mid Cap Growth Subaccount);

JPMorgan Investment Trust Mid Cap Value Subaccount (formerly One Group Investment Trust Mid Cap Value Subaccount);

(m)	For the period (commencement of operations): June 15, 2004—Oppenheimer Aggressive Growth Subaccount to December 31, 2004.

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2004

(in thousands)

	Oppenheimer Variable Account Funds
	Oppenheimer Capital Appreciation Subaccount(n)	Oppenheimer Global Securities Subaccount(n)	Oppenheimer High Income Subaccount(n)	Oppenheimer Main Street Subaccount(n)	Oppenheimer Main Street Small Cap Subaccount(n)	Oppenheimer Strategic Bond Subaccount(n)
OPERATIONS
Net investment income (loss)	$(1)	$(1)	$(2)	$—	$(1)	$(1)
Net realized gain (loss) on sale of investments	1	2	1	1	—	—
Change in unrealized appreciation of investments	11	46	18	2	30	10

Net increase (decrease) in contract owners’ equity resulting from operations	11	47	17	3	29	9

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	204	402	436	87	219	265
Net transfer (to) from affiliate and subaccounts	5	29	16	(12)	139	47
Payments for redemptions	(1)	(2)	(2)	(1)	(1)	—
Maintenance fees	—	—	—	—	(1)	(4)
Premium Tax	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—

Net increase from contract owners’ equity transactions	208	429	450	74	356	308

Total increase in contract owners’ equity	219	476	467	77	385	317
CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	—	—

End of period	$219	$476	$467	$77	$385	$317

(n)	For the period (commencement of operations): June 17, 2004—Oppenheimer Capital Appreciation Subaccount; June 8, 2004—Oppenheimer Global Securities Subaccount; June 8, 2004—Oppenheimer High Income Subaccount; June 28, 2004—Oppenheimer Main Street Subaccount; June 16, 2004—Oppenheimer Main Street Small Cap Subaccount and June 21, 2004—Oppenheimer Strategic Bond Subaccount to December 31, 2004.

See accompanying notes to financial statements

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) Organization

Chase Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Chase Insurance Life and Annuity Company (“CILAAC”). CILAAC is a wholly-owned subsidiary of Banc One Insurance Holdings, Inc. On July 1, 2004 Banc One Insurance Holdings, Inc. became a wholly-owned subsidiary of JPMorgan Chase & Co (JPMC) due to the merger of Bank One and JPMC.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from CILAAC’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business CILAAC may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Chase Advantage III periodic payment variable annuity contracts (“Chase Advantage III”), Chase Preferred Plus flexible premium fixed and variable deferred annuity contracts (“Chase Preferred Plus”) and The One Variable Annuity individual flexible premium fixed and variable deferred annuity contracts (“The One Variable Annuity”). The Separate Account is divided into a total of fifty-five subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the year ended December 31, 2005, assets were invested in fifty-five of the subaccounts.

The Chase Advantage III contracts have fifty-five subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the J.P. Morgan Series Trust II, the Janus Aspen Series, the JPMorgan Investment Trust and the Oppenheimer Variable Account Funds all of which are open-end, diversified management investment companies.

The One Variable Annuity contracts have ten subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Dreyfus Variable Investment Fund and JPMorgan Investment Trust which are both open-end, diversified management investment companies.

The Chase Preferred Plus contracts have fifty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the J.P. Morgan Series Trust II, the Janus Aspen Series, the JPMorgan Investment Trust and the Oppenheimer Variable Account Funds all of which are open-end, diversified management investment companies.

See respective contract Prospectus of each product for further description and benefits.

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(2) Significant Accounting Policies (continued)

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of CILAAC. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contracts and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of CILAAC.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Annuity Payouts

Net assets allocated to contracts in the annuity payout (period) are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 2.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 2.5 percent to 7.75 percent, as regulated by the laws of respective states. The mortality risk is fully borne by CILAAC and may result in additional amounts being transferred into the variable annuity account by CILAAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company. As of December 31, 2005, there were no annuitized contracts.

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005, are as follows (in thousands):

	Purchases	Sales
AIM Variable Insurance Funds:
AIM V.I. Financials Services Subaccount	$157	$85
AIM V.I. Global Health Care Subaccount	391	112
AIM V.I. Real Estate Subaccount	1,668	570
AIM V.I. Utilities Subaccount	2,315	249

The Alger American Fund:
Alger American Growth Subaccount	422	113
Alger American MidCap Growth Subaccount	1,130	263
Alger American Small Capitalization Subaccount	1,145	24

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(3) Purchases and Sales of Investments (continued)

	Purchases	Sales
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount	$1,480	$180
American Century VP Large Company Value Subaccount	23	0
American Century VP Value Subaccount	682	123

Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount	228	130
Dreyfus IP Technology Growth Subaccount	224	122

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount	119	51

Dreyfus Variable Investment Fund:
Dreyfus VIF Money Market Subaccount	4,036	1,599

Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund Subaccount	3,481	168
Fidelity VIP Equity-Income Subaccount	1,492	442
Fidelity VIP Growth Subaccount	225	112
Fidelity VIP Index 500 Subaccount	1,968	186
Fidelity VIP Mid Cap Subaccount	115	0

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Communications Securities Subaccount	128	57
Franklin Growth and Income Securities Subaccount	5	0
Franklin Rising Dividends Securities Subaccount	1,093	478
Franklin Small Cap Value Securities Subaccount	1,708	271
Franklin Strategic Income Securities Subaccount	1,514	61
Franklin U.S. Government Subaccount	1,282	572
Franklin Zero Coupon 2010 Subaccount	1,473	193
Mutual Discovery Securities Subaccount	1,270	129
Mutual Shares Securities Subaccount	234	9

Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities Subaccount	3,336	232
Templeton Global Asset Allocation Subaccount	86	0

J.P. Morgan Series Trust II:
JPMorgan International Equity Subaccount	1,923	530
JPMorgan Mid Cap Value Subaccount	1,728	268
JPMorgan Small Company Subaccount	986	139

Janus Aspen Series:
Janus Aspen Balanced Subaccount	1,150	117
Janus Aspen Large Cap Growth Subaccount	52	5
Janus Aspen Mid Cap Growth Subaccount	165	93
Janus Aspen Mid Cap Value Subaccount	631	203
Janus Aspen Small Company Value Subaccount	579	316
Janus Aspen Worldwide Growth Subaccount	133	71

JPMorgan Investment Trust:
JPMorgan Investment Trust Balanced Subaccount	609	190
JPMorgan Investment Trust Bond Subaccount	3,911	315
JPMorgan Investment Trust Diversified Equity Subaccount	2,607	682
JPMorgan Investment Trust Diversified Mid Cap Subaccount	1,032	312
JPMorgan Investment Trust Equity Index Subaccount	1,434	187

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(3) Purchases and Sales of Investments (continued)

	Purchases	Sales
JPMorgan Investment Trust Government Bond Subaccount	$5,170	$864
JPMorgan Investment Trust Large Cap Growth Subaccount	724	122
JPMorgan Investment Trust Mid Cap Growth Subaccount	941	303
JPMorgan Investment Trust Mid Cap Value Subaccount	2,239	684

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount	72	65
Oppenheimer Capital Appreciation Subaccount	256	87
Oppenheimer Global Securities Subaccount	1,186	164
Oppenheimer High Income Subaccount	777	302
Oppenheimer Main Street Subaccount	810	37
Oppenheimer Main Street Small Cap Subaccount	583	234
Oppenheimer Strategic Bond Subaccount	2,041	159

(4) Expenses and Related Party Transactions

CILAAC assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. CILAAC also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, CILAAC assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

Chase Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

Chase Preferred Plus flexible payment contracts an aggregate of one and one-half percent (1.50%) per annum.

The One Variable Annuity flexible payment contracts an aggregate of one and eighty-five tenths percent (1.85%) per annum.

CILAAC assesses Chase Advantage III and Chase Preferred Plus contracts participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Chase Advantage III and Chase Preferred Plus contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to CILAAC.

JPMorgan Asset Management, an affiliated company, is the investment manager of the JPMorgan Investment Trust and the J.P. Morgan Series Trust II series of funds. Investors Brokerage Services, Inc., a wholly-owned subsidiary of Banc One Insurance Holdings, Inc., is the principal underwriter for the Separate Account. PMG Asset Management, an affiliated company, provides a discretionary asset allocation service under its Managed Investment Advisory Account. PMG Securities Corporation, an affiliated company, provides common remitter service for premium allocation for group business under CILAAC and Kemper Investors Life Insurance Company.

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding

The change in units outstanding for the years ended December 31, 2005 and 2004 were as follows (in thousands):

	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
AIM V.I. Financial Services Subaccount
2005	13	7	6
2004	4	1	3
AIM V.I. Global Health Care Subaccount
2005	31	8	23
2004	11	1	10
AIM V.I. Real Estate Subaccount
2005	107	46	61
2004	28	5	23
AIM V.I. Utilities Subaccount
2005	164	39	125
2004	0	0	0

The Alger American Fund:
Alger American Growth Subaccount
2005	10	3	7
2004	8	1	7
Alger American MidCap Growth Subaccount
2005	39	12	27
2004	15	1	14
Alger American Small Capitalization Subaccount
2005	54	4	50
2004	4	0	4

American Century Variable Portfolios, Inc. :
American Century VP Income & Growth Subaccount
2005	243	63	180
2004	67	10	57
American Century VP Large Company Value
2005	2	0	2
2004	N/A	N/A	N/A
American Century VP Value Subaccount
2005	79	24	55
2004	49	1	48

Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount
2005	21	14	7
2004	3	0	3
Dreyfus IP Technology Growth Subaccount
2005	27	17	10
2004	4	1	3

The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth Subaccount
2005	5	2	3
2004	1	0	1

Dreyfus Variable Investment Fund:
Dreyfus VIF Money Market Subaccount
2005	514	274	240
2004	369	143	226

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding (continued)

	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund Subaccount
2005	135	20	115
2004	37	2	35
Fidelity VIP Equity-Income Subaccount
2005	58	23	35
2004	24	4	20
Fidelity VIP Growth Subaccount
2005	7	4	3
2004	4	0	4
Fidelity VIP Index 500 Subaccount
2005	17	4	13
2004	5	1	4
Fidelity VIP Mid Cap Subaccount
2005	10	0	10
2004	N/A	N/A	N/A

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Communications Securities Subaccount
2005	17	12	5
2004	3	0	3
Franklin Growth and Income Securities Subaccount
2005	1	0	1
2004	N/A	N/A	N/A
Franklin Rising Dividends Securities Subaccount
2005	95	48	47
2004	70	2	68
Franklin Small Cap Value Securities Subaccount
2005	114	27	87
2004	19	1	18
Franklin Strategic Income Securities Subaccount
2005	149	27	122
2004	11	1	10
Franklin U.S. Government Subaccount
2005	143	77	66
2004	40	6	34
Franklin Zero Coupon 2010 Subaccount
2005	172	49	123
2004	36	5	31
Mutual Discovery Securities Subaccount
2005	91	17	74
2004	16	1	15
Mutual Shares Securities Subaccount
2005	17	0	17
2004	13	1	12
Templeton Developing Markets Securities Subaccount
2005	207	52	155
2004	18	2	16
Templeton Global Asset Allocation Subaccount
2005	10	2	8
2004	N/A	N/A	N/A

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding (continued)

	Units Issued	Units Redeemed	Net Increase (Decrease)

J.P. Morgan Series Trust II:
JPMorgan International Equity Subaccount
2005	148	56	92
2004	39	8	31
JPMorgan Mid Cap Value Subaccount
2005	125	29	96
2004	36	4	32
JPMorgan Small Company Subaccount
2005	61	16	45
2004	35	3	32

Janus Aspen Series:
Janus Aspen Balanced Subaccount
2005	49	9	40
2004	7	0	7
Janus Aspen Large Cap Growth Subaccount
2005	3	0	3
2004	2	1	1
Janus Aspen Mid Cap Growth Subaccount
2005	7	4	3
2004	7	2	5
Janus Aspen Mid Cap Value Subaccount
2005	42	17	25
2004	4	0	4
Janus Aspen Small Company Value Subaccount
2005	40	23	17
2004	14	0	14
Janus Aspen Worldwide Growth Subaccount
2005	5	2	3
2004	3	1	2

JPMorgan Investment Trust
JPMorgan Investment Trust Balanced Subaccount
2005	66	68	(2)
2004	162	7	155
JPMorgan Investment Trust Bond Subaccount
2005	451	423	28
2004	993	47	946
JPMorgan Investment Trust Diversified Equity Subaccount
2005	306	273	33
2004	635	41	594
JPMorgan Investment Trust Diversified Mid Cap Subaccount
2005	88	49	39
2004	125	12	113
JPMorgan Investment Trust Equity Index Subaccount
2005	167	158	9
2004	425	25	400
JPMorgan Investment Trust Government Bond Subaccount
2005	550	461	89
2004	982	46	936

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding (continued)

	Units Issued	Units Redeemed	Net Increase (Decrease)
JPMorgan Investment Trust (continued)
JPMorgan Investment Trust Large Cap Growth Subaccount
2005	90	86	4
2004	236	15	221
JPMorgan Investment Trust Mid Cap Growth Subaccount
2005	109	105	4
2004	244	17	227
JPMorgan Investment Trust Mid Cap Value Subaccount
2005	202	188	14
2004	441	34	407

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
2005	5	5	0
2004	3	0	3
Oppenheimer Capital Appreciation Subaccount
2005	28	14	14
2004	18	1	17
Oppenheimer Global Securities Subaccount
2005	81	19	62
2004	32	3	29
Oppenheimer High Income Subaccount
2005	80	42	38
2004	41	2	39
Oppenheimer Main Street Subaccount
2005	67	8	59
2004	8	2	6
Oppenheimer Main Street Small Cap Subaccount
2005	41	19	22
2004	25	1	24
Oppenheimer Strategic Bond Subaccount
2005	203	41	162
2004	31	4	27

(6) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the two years in the period ended December 31, 2005, follows.

	At December 31			For the year ended December 31
	Units (000s)	Unit Fair Value		Net Assets(d) (000s)	Investment Income Ratio(a)	Expense Ratio(b)		Total Return(c)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
AIM Variable Insurance Funds:
AIM V.I. Financial Services Subaccount
2005	9	$12.304	$13.717	$127	2.38%	1.30%	1.85%	3.99%	4.55%
2004(e)	3	13.001	13.119	41	N/A	1.30%	1.85%	6.70%	7.28%
AIM V.I. Global Health Care Subaccount(q)
2005	33	12.526	13.434	435	N/A	1.30%	1.85%	6.19%	6.76%
2004(e)	10	12.469	12.583	126	N/A	1.30%	1.85%	5.61%	6.19%
AIM V.I. Real Estate Subaccount
2005	84	17.272	19.902	1,656	5.61%	1.30%	1.85%	12.17%	12.77%
2004(e)	23	17.489	17.647	412	15.38%	1.30%	1.85%	34.10%	34.83%

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights (continued)

	At December 31			For the year ended December 31
	Units (000s)	Unit Fair Value		Net Assets(d) (000s)	Investment Income Ratio(a)	Expense Ratio(b)		Total Return(c)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
AIM Variable Insurance Funds (continued):
AIM V.I. Utilities Subaccount
2005	125	$15.529	$16.472	$2,051	4.09%	1.30%	1.85%	14.72%	15.34%
2004(e)	0	14.153	14.281	3	N/A	1.30%	1.85%	21.31%	21.97%

The Alger American Fund:
Alger American Growth Subaccount
2005	14	41.008	52.538	610	0.23%	1.30%	1.85%	10.00%	10.60%
2004(f)	7	37.278	47.502	254	N/A	1.30%	1.85%	3.58%	4.14%
Alger American MidCap Growth Subaccount
2005	41	34.006	34.693	1,401	3.13%	1.30%	1.85%	7.84%	8.42%
2004(f)	14	31.535	31.999	455	N/A	1.30%	1.85%	10.99%	11.59%
Alger American Small Capitalization Subaccount
2005	54	21.772	42.481	1,281	N/A	1.30%	1.85%	14.76%	15.39%
2004(f)	4	18.971	36.816	84	N/A	1.30%	1.85%	14.44%	15.07%

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount
2005	237	7.306	7.428	1,758	1.11%	1.30%	1.85%	2.74%	3.29%
2004(g)	57	7.097	7.206	410	N/A	1.30%	1.85%	10.93%	11.54%
American Century VP Large Company Value Subaccount
2005(r)	2	10.630	10.669	22	N/A	1.30%	1.85%	2.93%	3.49%
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Century VP Value Subaccount
2005	103	9.252	9.847	977	9.19%	1.30%	1.85%	3.13%	3.69%
2004(g)	48	8.971	9.496	437	N/A	1.30%	1.85%	12.25%	12.86%

Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2005	10	13.429	15.296	156	N/A	1.30%	1.85%	6.96%	7.54%
2004(h)	3	14.096	14.224	48	16.67%	1.30%	1.85%	12.15%	12.76%
Dreyfus I.P. Technology Growth Subaccount
2005	13	10.170	10.282	135	N/A	1.30%	1.85%	1.61%	2.16%
2004(h)	3	10.009	10.065	27	N/A	1.30%	1.85%	-1.60%	-1.07%

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount
2005	4	24.163	25.174	97	N/A	1.30%	1.85%	1.74%	2.29%
2004(h)	1	23.750	24.611	25	N/A	1.30%	1.85%	4.28%	4.84%

Dreyfus Variable Investment Fund:
Dreyfus VIF Money Market Subaccount
2005	466	9.955	10.072	4,675	2.78%	1.30%	1.85%	0.81%	1.36%
2004(h)	226	9.874	9.937	2,237	2.86%	1.30%	1.85%	-1.05%	-0.52%

Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund Subaccount
2005	150	29.092	37.760	4,728	0.14%	1.30%	1.85%	14.82%	15.44%
2004(i)	35	25.337	32.709	960	N/A	1.30%	1.85%	13.37%	13.99%
Fidelity VIP Equity-Income Subaccount
2005	55	26.721	37.167	1,704	3.15%	1.30%	1.85%	3.95%	4.51%
2004(i)	20	25.706	35.563	584	N/A	1.30%	1.85%	9.50%	10.09%
Fidelity VIP Growth Subaccount
2005	7	31.368	48.434	244	0.56%	1.30%	1.85%	3.88%	4.44%
2004(i)	4	30.196	46.373	115	N/A	1.30%	1.85%	1.50%	2.05%
Fidelity VIP Index 500 Subaccount
2005	17	136.310	148.980	2,371	0.76%	1.30%	1.85%	2.66%	3.48%
2004(i)	4	132.776	143.966	515	N/A	1.30%	1.85%	8.33%	9.19%
Fidelity VIP Mid Cap Subaccount
2005(r)	10	12.114	12.158	116	N/A	1.30%	1.85%	16.16%	16.79%
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights (continued)

	At December 31			For the year ended December 31
	Units (000s)	Unit Fair Value		Net Assets(d) (000s)	Investment Income Ratio(a)	Expense Ratio(b)		Total Return(c)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Communications Securities Subaccount
2005	8	$13.155	$13.301	$110	N/A	1.30%	1.85%	13.69%	14.31%
2004(j)	3	11.571	11.636	32	N/A	1.30%	1.85%	12.09%	12.70%
Franklin Growth and Income Securities Subaccount
2005(r)	1	10.434	10.472	5	N/A	1.30%	1.85%	1.64%	2.19%
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Rising Dividends Securities Subaccount
2005	115	12.165	13.626	1,551	1.72%	1.30%	1.85%	1.55%	2.10%
2004(j)	68	13.225	13.345	894	N/A	1.30%	1.85%	8.98%	9.57%
Franklin Small Cap Value Securities Subaccount
2005	105	15.034	17.344	1,820	1.42%	1.30%	1.85%	6.80%	7.37%
2004(j)	18	16.007	16.152	292	N/A	1.30%	1.85%	21.49%	22.15%
Franklin Strategic Income Securities Subaccount
2005	132	11.663	11.833	1,560	2.99%	1.30%	1.85%	-0.38%	0.16%
2004(j)	10	11.708	11.814	113	N/A	1.30%	1.85%	7.80%	8.38%
Franklin U.S. Government Subaccount
2005	100	10.178	10.412	1,033	6.24%	1.30%	1.85%	0.55%	1.09%
2004(j)	34	10.122	10.214	345	2.33%	1.30%	1.85%	1.59%	2.14%
Franklin Zero Coupon 2010 Subaccount
2005	154	10.146	10.503	1,576	3.59%	1.30%	1.85%	-0.51%	0.03%
2004(j)	31	10.199	10.291	319	N/A	1.30%	1.85%	2.55%	3.11%
Mutual Discovery Securities Subaccount
2005	89	15.006	16.568	1,468	0.83%	1.30%	1.85%	13.87%	14.48%
2004(j)	15	14.342	14.472	211	N/A	1.30%	1.85%	16.04%	16.67%
Mutual Shares Securities Subaccount
2005	29	13.365	14.559	409	1.06%	1.30%	1.85%	8.55%	9.14%
2004(j)	12	13.220	13.340	155	N/A	1.30%	1.85%	10.58%	11.18%
Templeton Developing Markets Securities Subaccount
2005	171	18.928	22.437	3,806	0.68%	1.30%	1.85%	25.12%	25.80%
2004(j)	16	17.676	17.836	286	N/A	1.30%	1.85%	22.44%	23.11%
Templeton Global Asset Allocation Subaccount
2005(r)	8	10.515	10.553	88	N/A	1.30%	1.85%	1.67%	2.22%
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

J.P. Morgan Series Trust II:
JPMorgan International Equity Subaccount
2005	123	14.873	16.945	2,064	0.71%	1.30%	1.85%	8.69%	9.28%
2004(k)	31	15.367	15.506	482	N/A	1.30%	1.85%	16.22%	16.85%
JPMorgan Mid Cap Value Subaccount
2005	128	14.131	15.877	2,026	1.52%	1.30%	1.85%	7.23%	7.81%
2004(k)	32	14.593	14.726	467	N/A	1.30%	1.85%	18.85%	19.50%
JPMorgan Small Company Subaccount
2005	77	17.022	17.932	1,348	11.15%	1.30%	1.85%	1.54%	2.09%
2004(k)	32	16.764	17.565	554	N/A	1.30%	1.85%	24.85%	25.53%

Janus Aspen Series:
Janus Aspen Balanced Subaccount
2005	47	26.625	32.325	1,268	2.75%	1.30%	1.85%	5.99%	6.57%
2004(l)	7	25.119	30.332	185	13.04%	1.30%	1.85%	6.55%	7.13%
Janus Aspen Large Cap Growth Subaccount(o)
2005	4	19.327	23.116	79	N/A	1.30%	1.85%	2.40%	2.95%
2004(l)	1	18.874	22.453	29	N/A	1.30%	1.85%	2.62%	3.17%
Janus Aspen Mid Cap Growth Subaccount
2005	8	26.669	30.171	229	N/A	1.30%	1.85%	10.27%	10.87%
2004(l)	5	24.185	27.213	134	N/A	1.30%	1.85%	18.54%	19.19%
Janus Aspen Mid Cap Value Subaccount
2005	29	14.501	16.908	486	13.84%	1.30%	1.85%	8.01%	8.60%
2004(l)	4	15.430	15.570	63	N/A	1.30%	1.85%	15.65%	16.28%

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights (continued)

	At December 31			For the year ended December 31
	Units (000s)	Unit Fair Value		Net Assets(d) (000s)	Investment Income Ratio(a)	Expense Ratio(b)		Total Return(c)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Janus Aspen Series (continued):
Janus Aspen Small Company Value Subaccount
2005	31	$13.131	$15.999	$494	N/A	1.30%	1.85%	1.56%	2.10%
2004(l)	14	15.528	15.669	213	14.81%	1.30%	1.85%	15.93%	16.56%
Janus Aspen Worldwide Growth Subaccount
2005	5	27.009	30.114	128	2.11%	1.30%	1.85%	3.95%	4.51%
2004(l)	2	25.983	28.814	62	N/A	1.30%	1.85%	2.87%	3.43%

JPMorgan Investment Trust(p):
JPMorgan Investment Trust Balanced Subaccount
2005	153	10.363	10.689	1,593	2.25%	1.30%	1.85%	0.64%	1.19%
2004(m)	155	10.297	10.563	1,175	N/A	1.30%	1.85%	3.93%	4.50%
JPMorgan Investment Trust Bond Subaccount
2005	974	10.206	10.359	9,942	3.24%	1.30%	1.85%	0.53%	1.08%
2004(m)	946	10.151	10.248	6,459	N/A	1.30%	1.85%	2.22%	2.78%
JPMorgan Investment Trust Diversified Equity Subaccount
2005	627	10.458	10.900	6,575	0.81%	1.30%	1.85%	0.47%	1.02%
2004(m)	594	10.408	10.790	4,541	N/A	1.30%	1.85%	5.30%	5.88%
JPMorgan Investment Trust Diversified Mid Cap Subaccount
2005	152	12.787	13.221	1,961	2.49%	1.30%	1.85%	14.98%	15.60%
2004(m)	113	11.121	11.437	1,053	N/A	1.30%	1.85%	12.25%	12.86%
JPMorgan Investment Trust Equity Index Subaccount
2005	409	10.936	11.462	4,480	1.19%	1.30%	1.85%	2.56%	3.12%
2004(m)	400	10.662	11.116	3,104	N/A	1.30%	1.85%	8.75%	9.34%
JPMorgan Investment Trust Government Bond Subaccount
2005	1,025	10.326	10.471	10,593	3.79%	1.30%	1.85%	1.22%	1.77%
2004(m)	936	10.202	10.289	6,415	N/A	1.30%	1.85%	2.72%	3.28%
JPMorgan Investment Trust Large Cap Growth Subaccount
2005	225	10.720	11.096	2,410	0.42%	1.30%	1.85%	3.15%	3.71%
2004(m)	221	10.393	10.699	1,692	N/A	1.30%	1.85%	5.41%	5.99%
JPMorgan Investment Trust Mid Cap Growth Subaccount
2005	231	11.771	12.320	2,721	N/A	1.30%	1.85%	9.08%	9.67%
2004(m)	227	10.791	11.234	1,828	N/A	1.30%	1.85%	10.55%	11.15%
JPMorgan Investment Trust Mid Cap Value Subaccount
2005	421	11.967	12.509	5,058	7.10%	1.30%	1.85%	7.77%	8.35%
2004(m)	407	11.105	11.545	3,432	N/A	1.30%	1.85%	13.36%	13.97%

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
2005	3	13.095	15.660	49	N/A	1.30%	1.85%	9.96%	10.55%
2004(n)	3	14.038	14.165	40	N/A	1.30%	1.85%	17.25%	17.89%
Oppenheimer Capital Appreciation Subaccount
2005	31	11.951	13.426	408	0.64%	1.30%	1.85%	2.96%	3.52%
2004(n)	17	12.853	12.969	219	N/A	1.30%	1.85%	4.68%	5.24%
Oppenheimer Global Securities Subaccount
2005	91	15.741	18.706	1,678	0.56%	1.30%	1.85%	11.99%	12.60%
2004(n)	29	16.463	16.613	476	N/A	1.30%	1.85%	16.71%	17.35%
Oppenheimer High Income Subaccount
2005	77	11.753	11.971	918	5.78%	1.30%	1.85%	0.16%	0.70%
2004(n)	39	11.781	11.888	467	N/A	1.30%	1.85%	6.75%	7.33%
Oppenheimer Main Street Subaccount
2005	65	12.431	13.617	879	0.21%	1.30%	1.85%	3.83%	4.39%
2004(n)	6	12.927	13.045	77	N/A	1.30%	1.85%	7.16%	7.74%
Oppenheimer Main Street Small Cap Subaccount
2005	46	14.452	17.488	792	2.04%	1.30%	1.85%	7.73%	8.31%
2004(n)	24	16.001	16.146	385	N/A	1.30%	1.85%	17.01%	17.65%

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights (continued)

	At December 31			For the year ended December 31
	Units (000s)	Unit Fair Value		Net Assets(d) (000s)	Investment Income Ratio(a)	Expense Ratio(b)		Total Return(c)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Oppenheimer Variable Account Funds (continued):
Oppenheimer Strategic Bond Subaccount
2005	189	$11.550	$11.734	$2,209	1.90%	1.30%	1.85%	0.62%	1.17%
2004(n)	27	11.478	11.583	317	N/A	1.30%	1.85%	6.46%	7.04%

(a)	This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b)	This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(c)	Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d)	Net Assets equals Contract Owners’ Equity.

(e)	For the period (commencement of operations): July 12, 2004—AIM V.I. Financial Services Subaccount; June 17, 2004—AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount); June 17, 2004—AIM V.I. Real Estate Subaccount and July 16, 2004—AIM V.I. Utilities Subaccount to December 31, 2004.

(f)	For the period (commencement of operations): June 10, 2004—Alger American Growth Subaccount; June 8, 2004—Alger American MidCap Growth Subaccount and June 15, 2004—Alger American Small Capitalization Subaccount December 31, 2004.

(g)	For the period (commencement of operations): June 16, 2004—American Century VP Income & Growth Subaccount and June 8, 2004—American Century VP Value Subaccount to December 31, 2004.

(h)	For the period (commencement of operations): June 16, 2004—Dreyfus IP MidCap Stock Subaccount; July 29, 2004—Dreyfus IP Technology Growth Subaccount; August 23, 2004—Dreyfus Socially Responsible Growth Subaccount and May 27, 2004—Dreyfus VIF Money Market Subaccount to December 31, 2004.

(i)	For the period (commencement of operations): June 8, 2004—Fidelity VIP Contrafund Subaccount; June 16, 2004—Fidelity VIP Equity-Income Subaccount; June 9, 2004—Fidelity VIP Growth Subaccount and June 17, 2004—Fidelity VIP Index 500 Subaccount to December 31, 2004.

(j)	For the period (commencement of operations): June 21, 2004—Franklin Global communications Securities Subaccount; June 10, 2004—Franklin Rising Dividends Securities Subaccount; June 17, 2004— Franklin Small Cap Value Securities Subaccount; July 15, 2004—Franklin Strategic Income Securities Subaccount; June 8, 2004—Franklin U.S. Government Subaccount; June 16, 2004—Franklin Zero Coupon 2010 Subaccount; June 10, 2004—Mutual Discovery Securities Subaccount; July 8, 2004— Mutual Shares Securities Subaccount and June 9, 2004—Templeton Developing Markets Securities Subaccount to December 31, 2004.

(k)	For the period (commencement of operations): June 16, 2004—JPMorgan International Equity Subaccount; June 8, 2004—JPMorgan Mid Cap Value Subaccount and June 16, 2004—JPMorgan Small Company Subaccount to December 31, 2004.

(l)	For the period (commencement of operations): June 17, 2004—Janus Aspen Balanced Subaccount; June 16, 2004—Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen Growth Subaccount); June 15, 2004—Janus Aspen Mid Cap Growth Subaccount; June 15, 2004—Janus Aspen Mid Cap Value Subaccount; June 16, 2004—Janus Aspen Small Company Value Subaccount and June 17, 2004—Janus Aspen Worldwide Growth Subaccount to December 31, 2004.

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(m)	For the period (commencement of operations): April 7, 2004—JPMorgan Investment Trust Balanced Subaccount (formerly One Group Investment Trust Balanced Subaccount); April 7, 2004—JPMorgan Investment Trust Bond Subaccount (formerly One Group Investment Trust Bond Subaccount); April 7, 2004—JPMorgan Investment Trust Diversified Equity Subaccount (formerly One Group Investment Trust Diversified Equity Subaccount); April 7, 2004—JPMorgan Investment Trust Diversified Mid Cap Subaccount (formerly One Group Investment Trust Diversified Mid Cap Subaccount); April 7, 2004— JPMorgan Investment Trust Equity Index Subaccount (formerly One Group Investment Trust Equity Index Subaccount); April 7, 2004—JPMorgan Investment Trust Government Bond Subaccount (formerly One Group Investment Trust Government Bond Subaccount); April 7, 2004—JMorgan Investment Trust Large Cap Growth Subaccount (formerly One Group Investment Trust Large Cap Growth Subaccount); April 7, 2004—JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly One Group Investment Trust Mid Cap Growth Subaccount) and April 7, 2004—JPMorgan Investment Trust Mid Cap Value Subaccount (formerly One Group Investment Trust Mid Cap Value Subaccount) to December 31, 2004.

(n)	For the period (commencement of operations): June 15, 2004—Oppenheimer Aggressive Growth Subaccount; June 17, 2004—Oppenheimer Capital Appreciation Subaccount; June 8, 2004— Oppenheimer Global Securities Subaccount; June 8, 2004—Oppenheimer High Income Subaccount; June 28, 2004—Oppenheimer Main Street Subaccount; June 16, 2004—Oppenheimer Main Street Small Cap Subaccount and June 21, 2004—Oppenheimer Strategic Bond Subaccount to December 31, 2004.

(o)	Effective May 1, 2005, name was changed from Janus Aspen Growth Subaccount.

(p)	Effective May 1, 2005, name was changed from One Group Investment Trust.

(q)	Effective July 1, 2005, name was changed from AIM V.I. Health Sciences.

(r)	For the period (commencement of operations): July 11, 2005—American Century VP Large Company Value Subaccount; May 26, 2005—Fidelity VIP Mid Cap Subaccount and May 31, 2005—Templeton Global Asset Allocation Subaccount and Franklin Growth and Income Securities Subaccount to December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Chase Insurance Life and Annuity Company:

In our opinion, the consolidated balance sheets and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows present fairly, in all material respects, the financial position of Chase Insurance Life and Annuity Company and its subsidiaries (the Company) as of December 31, 2005 and 2004, and the results of their operations and their cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2006

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

As of December 31, 2005 and 2004

(in thousands of dollars except share data)	2005	2004
ASSETS
Fixed maturity securities, available-for-sale, at fair value (amortized cost of $5,401,557 at December 31, 2005 and $4,990,695 at December 31, 2004)	$5,358,617	$5,089,350
Policy loans	388,156	396,687

Total investments	5,746,773	5,486,037

Cash and cash equivalents	90,408	60,660
Accrued investment income	73,465	66,871
Reinsurance recoverable	976,125	855,532
Deferred policy acquisition costs	125,212	32,397
Goodwill	111,000	109,000
Federal income tax recoverable	—	4,390
Deferred federal income taxes	17,082	—
Other assets and receivables	116,811	103,730
Assets held in separate accounts	98,362	55,293

Total Assets	$7,355,238	$6,773,910

LIABILITIES
Future policy benefits	$867,402	$749,083
Policyholder account balance	5,218,375	4,770,871
Other policyholder benefits and funds payable	224,535	255,516
Deferred federal income taxes	—	8,572
Federal income tax payable	10,387	—
Other accounts payable and liabilities	106,487	98,666
Liabilities related to separate accounts	98,362	55,293

Total liabilities	6,525,548	5,938,001

COMMITMENTS AND CONTINGENT LIABILITIES—NOTE 11

STOCKHOLDER’S EQUITY
Capital stock—$20 par value, authorized 500,000 shares; issued and outstanding 136,351 shares	2,727	2,727
Additional paid-in-capital	723,688	724,938
Accumulated other comprehensive income (loss)	(41,998)	63,607
Retained earnings	145,273	44,637

Total stockholder’s equity	829,690	835,909

Total Liabilities & Stockholder’s Equity	$7,355,238	$6,773,910

The accompanying notes are an integral part of these consolidated financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005 and the Six Months Ended December 31, 2004

(in thousands of dollars)	2005	Six Months Ended December 31, 2004
REVENUE
Premiums earned, net	$114,052	$57,160
Net investment income	277,803	131,620
Realized capital gains	1,282	1,431
Separate account fees	34,600	17,264
Surrender charges	6,512	2,977
Policy fees	41,013	22,544
Management and administrative fees	22,161	8,204
Other income	16,172	7,678

Total revenue	513,595	248,878

BENEFITS AND EXPENSES
Interest credited to policyholders	204,799	99,390
Claims incurred and other policyholder benefits	106,049	50,258
Commissions, net of reinsurance allowances	(4,985)	(455)
Taxes, licenses and fees	13,631	6,075
Operating expenses	125,446	56,980
Deferral of insurance acquisition costs	(100,307)	(33,462)
Amortization of insurance acquisition costs	7,493	1,065

Total benefits and expenses	352,126	179,850

Income before income tax expense	161,469	69,028
Income tax expense	60,833	24,391

Net income	$100,636	$44,637

The accompanying notes are an integral part of these consolidated financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

For the Year Ended December 31, 2005 and the Six Months Ended December 31, 2004

(in thousands of dollars)	2005	Six Months Ended December 31, 2004
Net income	$100,636	$44,637
Other comprehensive income, before tax:
Unrealized holding gains (losses) on investments arising during the period	(140,537)	100,083
Unrealized holding gains (losses) on derivatives	1,591	(798)

Total unrealized holding gains (losses) on investments arising during the period	(138,946)	99,285

Less reclassification adjustments for items included in net income:
Adjustment for gains included in realized capital gains	1,058	1,428

Total reclassification adjustments for items included in net income	1,058	1,428

Other comprehensive income (loss), before related income tax expense (benefit)	(140,004)	97,857
Related income tax expense (benefit)	(34,399)	34,250

Other comprehensive income (loss), net of tax	(105,605)	63,607

Comprehensive income (loss)	$(4,969)	$108,244

The accompanying notes are an integral part of these consolidated financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

For the Year Ended December 31, 2005 and the Six Months Ended December 31, 2004

(in thousands of dollars)	2005	Six Months Ended December 31, 2004
Common stock, beginning and end of period	$2,727	$2,727

Additional paid in capital, beginning of period	724,938	724,938
Final purchase accounting adjustments—Note 3	(1,250)	—

Additional paid in capital, end of period	723,688	724,938
Accumulated other comprehensive income, beginning of period	63,607	—
Other comprehensive income (loss), net of tax	(105,605)	63,607

End of period	(41,998)	63,607
Retained earnings, beginning of period	44,637	—
Net income	100,636	44,637

End of period	145,273	44,637

Total stockholder’s equity	$829,690	$835,909

The accompanying notes are an integral part of these consolidated financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

For the Year Ended December 31, 2005 and the Six Months Ended December 31, 2004

(in thousands of dollars)	2005	Six Months Ended December 31, 2004
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$100,636	$44,637
Reconcilement of net income to net cash flow from operating activities:
Realized investment gains	(1,282)	(1,431)
Interest credited to policyholders	204,799	99,390
Cost of insurance and policy fees	(94,602)	(46,835)
Change in policy liabilities of traditional life products	(9,183)	(6,263)
Deferred insurance acquisition costs, net	(92,814)	(32,398)
Amortization of net discount/premium on investments	42,125	22,965
Deferred federal income taxes	10,494	8,075
Net change in current federal income tax	14,777	14,798
Modified coinsurance payable	23,474	5,006
Reinsurance with Kemper Investors Life Insurance Company	(15,585)	(2,553)
Retained asset account	(33,404)	(12,376)
Other accounts and notes receivables	23,321	1,158
Other accounts payable and liabilities	(26,173)	32,695
Other	(8,245)	148

Net cash provided by operating activities	138,338	127,016

CASH FLOWS FROM INVESTING ACTIVITIES
Cash from investments sold or matured:
Fixed maturities held to maturity	330,254	145,118
Fixed maturities sold prior to maturity	258,966	188,974
Policy loans	67,195	122,869
Short term investments, net	—	9,777
Cost of investments purchased or loans originated:
Fixed maturity securities	(1,041,149)	(286,065)
Policy loans	(58,664)	(120,143)
Net change in receivable/payable for securities transactions	—	106,785
Fixed assets	(9,524)	(762)

Net cash used in investing activities	(452,922)	166,553

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	876,938	128,315
Withdrawals	(532,606)	(399,654)
Other (cash overdraft)	—	(20,475)

Net cash used in financing activities	344,332	(291,814)

Net increase in cash	29,748	1,755
Cash and cash equivalents, beginning of period	60,660	58,905

Cash and cash equivalents, end of period	$90,408	$60,660

The accompanying notes are an integral part of these consolidated financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Organization and Basis of Presentation

Chase Insurance Life and Annuity Company (“the Company” or “CILAAC”), issues fixed and variable annuity products, term life and interest-sensitive life insurance products primarily through a network of brokerage general agents, other independent distributors and Chase Insurance Agency, an affiliate. The Company and its subsidiary, Chase Insurance Life Company (“CILC”), are licensed in the District of Columbia and all states except New York. The Company’s other subsidiary, Chase Insurance Life Company of New York, (“CILCONY”), is licensed in the state of New York.

The Company is a wholly-owned subsidiary of Banc One Insurance Holdings, Inc. (“BOIH”). On July 1, 2004, Bank One and JP Morgan Chase & Co. (“JPMorgan Chase”) merged, establishing the second largest banking franchise in the United States, based on core deposits. Subsequent to the merger, the Company is ultimately wholly-owned by JP Morgan Chase.

CILC markets term life insurance primarily through Chase Insurance Direct, Inc. (“CIDI”). CIDI is an affiliated direct marketing life insurance agency currently marketing term life insurance directly to consumers primarily through various marketing media. CILCONY markets term life insurance products primarily through CIDI and single premium whole life and annuities primarily through Chase Insurance Agency, a subsidiary of BOIH.

The consolidated financial statements include the accounts of the Company and its subsidiaries on a consolidated basis. All significant intercompany balances and transactions have been eliminated in consolidation.

(2) Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisitions costs (“DAC”), goodwill, investments, future policy benefits, provisions for income taxes, disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or stockholder’s equity.

Recently Issued Accounting Standards

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (“AcSEC”) issued Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (“SFAS”) No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. The Company is currently in the process of evaluating the impact of SOP 05-1 on its financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Policies (continued)

Investments and Related Income

Investments in fixed maturity securities, including bonds and redeemable preferred stocks, are carried at fair value and are classified as available for sale when, in management’s judgement, they may be sold in response to or in anticipation of changes in market conditions as part of the Company’s management of its structural interest rate risk. Interest income is accrued and recorded in net investment income in the consolidated Statement of Operations. The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities and asset-backed securities, over the estimated life of the security. Such amortization or accretion is included in net investment income. Accretion of the discount or amortization of the premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income.

Net unrealized gains or losses on investments are credited or charged to accumulated other comprehensive income net of deferred income tax expense.

Realized gains or losses on sales of investments, determined on the basis of specific security identification on the disposition of the respective investment, and recognition of other-than-temporary declines in value are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited.

Impairment Losses on Investments

Management regularly reviews its fixed maturity portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security, the length of time the security’s fair value has been below cost or amortized cost, and by how much, specific credit issues related to the issuer, the intent and ability of the Company to hold the investment until recovery and current economic conditions.

Significant changes in the factors the Company considers when evaluating an investment for an impairment loss could result in a significant change in estimated impairment losses reported in the Consolidated Statement of Operations.

Derivative Instruments

Derivative financial instruments include one interest rate swap agreement. Statement of Financial Accounting Standards (“SFAS”) No. 133, “Accounting for Derivative Instruments and Hedging Activities”, as amended by SFAS No. 138, “Accounting for Certain Derivative Instruments and Certain Hedging Activities” require that all derivatives be recognized on the consolidated Balance Sheet at fair value with any changes in fair value recognized in revenue, unless the derivative is used in a hedging transaction.

For those derivatives that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change.

If, subsequent to entering into a hedge transaction, a derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished), the Company may terminate the derivative position. The

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Policies (continued)

Company may also terminate derivative instruments as a result of other events or circumstances. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses.

Policy Loans

Investments in policy loans are carried at the aggregate of the unpaid balance, provided it does not exceed either the cash surrender value of the policy or the policy reserves. The excess of the unpaid policy loan balances over the cash surrender value, if any, is recorded as an expense in the Statements of Operations. Valuation allowances are not established as the Company continues to carry the full future policy benefit liability.

Life Insurance Revenue and Expenses

Revenue for annuities and interest-sensitive life products consist of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges, and expense loads for premium taxes on certain contracts. In addition, policy fees for universal life products consist of fees that have been assessed against policy account balances for the costs of insurance. Expenses consist of benefits in excess of account balances, interest credited to contracts, policy maintenance costs, and amortization of deferred insurance acquisition costs.

Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure. Prior to 2004, the Company generally reinsured 90% of its existing block of term business to a select group of outside reinsurers. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. Beginning in 2004, CILAAC and CILC entered into a new reinsurance agreement with an affiliate, Banc One Insurance Company (“BOIC”). Under the terms of the agreement, CILAAC and CILC reinsure 100% of certain new term insurance to BOIC on a coinsurance/modified coinsurance basis.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsurance long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers for both short and long-duration reinsurance agreements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. For traditional life insurance products, DAC is amortized over the premium-paying periods of the related policies. For annuity, universal life and deposit contracts, DAC is amortized ratably over the present value of the estimated gross profits of the related policies. Under SFAS

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Policies (continued)

No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,” the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from that assumed.

Certain of the Company’s annuity products have a sales inducement in the form of bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC. The balance of the deferred sales inducement asset at December 31, 2005 and 2004 is $7.1 million and $0.5 million, respectively, and is included as part of DAC on the consolidated Balance Sheet.

Goodwill

In accordance with SFAS No. 142, “Goodwill and Other Intangible Assets”, goodwill is no longer amortized but is subject to impairment tests at least annually on a reporting entity basis. The acquisition of Bank One by JPMorgan Chase on July 1, 2004 resulted in the Company recording goodwill of approximately $109.0 million on its opening balance sheet. As part of the final purchase accounting calculations, as provided by SFAS No. 141, “Business Combinations,” goodwill was adjusted to $111.0 million during 2005.

At December 31, 2005 and 2004 the Company evaluated its goodwill and determined that fair value had not decreased below carrying value and no adjustment to impair goodwill was needed in accordance with SFAS No. 142.

Future Policy Benefits

Insurance policy and claim reserves for the insurance business acquired were initially recognized in purchase accounting at fair value. Fair value was determined based on a number of assumptions including mortality, morbidity, expenses, persistency and interest rates (ranging from 4.4% to 4.9% with a weighted average of 4.7% for life insurance products and ranging from 2.2% to 4.9% with a weighted average of 4.5% for annuity products).

For new contracts written, annuity, universal life and deposit contracts are increased by deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to contract holders. Annuity contract liabilities in the payout phase reflect mortality and interest rate assumptions (ranging from 0.73% to 7.00% with a weighted average of 3.45%), based on contract terms and the Company’s experience. For new policies written, traditional life insurance liabilities represent the present value of future benefits to be paid to or on behalf of policyholders, adjusted for related expenses, less the present value of future net premiums. These liabilities are calculated using assumptions such as mortality, morbidity, expenses, persistency and interest rates, including a provision for unfavorable deviation. The assumptions are regularly reviewed, compared to actual experience and would be revised if a loss recognition event was identified.

Income Taxes

The Company and each of its subsidiaries file a separate federal tax return. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company’s estimates of future operating earnings and capital gains.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe or receive. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Policies (continued)

Guaranty Fund Assessments

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2005 and prior. The Company’s consolidated Balance Sheet includes provisions for all known assessments that are expected to be levied against the Company as well as for an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future.

Fixed Assets

The Company’s fixed assets are reported at cost less accumulated depreciation and primarily consist of electronic data processing (“EDP”) equipment and EDP software. EDP equipment and software are depreciated on a straight-line basis over the lesser of their useful life or three years.

Certain costs related to the design and implementation of new accounting administrative system software have been capitalized in accordance with Statement of Position 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (“SOP 98-1”). Depreciation of these costs will begin when the software is ready for its intended use. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the lesser of the software’s useful life or three years and reviewed for impairment on an ongoing basis.

Other Assets

The Company purchased a $60 million group variable life insurance policy covering all current employees as of February 14, 2002 from Kemper Investors Life Insurance Company (“KILICO”), a former affiliate. This business-owned life insurance policy permitted the Company to indirectly fund certain of its employee benefit obligations. The Company surrendered the insurance policy in September 2005. The receivable for the surrendered policy was $56.3 million as of December 31, 2005 and payment was received in February 2006.

A receivable is included in other assets for the cash surrender value. The changes in cash surrender value on this policy are recorded in other income.

Separate Account Business

The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts for the exclusive benefit of variable annuity contractholders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. These fees and charges are included in separate account fees in the accompanying consolidated Statements of Operations. The assets and liabilities of the separate accounts are carried at fair value based primarily on market quotations of the underlying securities.

(3) Purchase Accounting

The merger between Bank One and JP Morgan was accounted for using the push-down purchase method of accounting that required the assets and liabilities of Bank One, as well as their subsidiaries, to be fair valued as of July 1, 2004. In addition, the Company’s retained earnings were reset to zero as of the merger date. The total purchase price to complete the merger was $58.5 billion. The purchase price of the merger has been allocated to the assets acquired and liabilities assumed using their fair values at the merger date. During 2005, the final purchase price allocated to the Company decreased from approximately $728.0 million to $726.0 million resulting in the increase of goodwill from $109.0 million to $111.0 million. The purchase price allocated to the Company was calculated using the ratio of the Company’s fair value based on discounted cash

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(3) Purchase Accounting (continued)

flow projections to the total fair value of Bank One. The following table summarizes the final estimated fair value of assets acquired and liabilities assumed at the date of acquisition at July 1, 2004.

(in thousands of dollars)
Investments and cash	$5,528,285
Accrued investment income	68,012
Reinsurance recoverable	1,035,308
Deferred income taxes	33,752
Other assets	195,023

Total assets	6,860,380

Future policy benefits	5,924,816
Other policyholder benefits and funds payable	269,229
Other accounts payable and liabilities	50,987

Total liabilities	6,245,032

Net assets acquired	615,348

Purchase price	726,348

Purchase price in excess of net assets acquired—goodwill	$111,000

(4) Cash Flow Information

The Company defines cash and cash equivalents as highly liquid investments with original maturities of less than three months. The fair value of these investments is considered to approximate their respective carrying values due to their short-term nature and generally negligible credit losses.

The Company paid taxes directly to the United States Treasury Department of $34.6 million for the year ended December 31, 2005 and $1.3 million in the six-months ended December 31, 2004.

(5) Investments and Related Income

The Company is carrying its fixed maturity investment portfolio at estimated fair value, as fixed maturity securities are considered available for sale. The carrying value of fixed maturity securities compared with amortized cost and unrealized gains and losses at December 31, 2005 and 2004, was as follows:

	December 31, 2005
(in thousands of dollars)	Carrying Value	Amortized Cost	Unrealized
			Gains	Losses
U.S. Treasury Securities and obligations of U.S. government agencies and authorities	$7,289	$7,382	$—	$(93)
Obligations of states and political subdivisions, special revenue and nonguaranteed	104,779	105,914	180	(1,315)
Corporate securities	4,082,451	4,104,876	25,363	(47,787)
Mortgage-backed and asset-backed securities	1,164,098	1,183,385	1,717	(21,004)

	$5,358,617	$5,401,557	$27,260	$(70,199)

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(5) Investments and Related Income (continued)

	December 31, 2004
	Carrying Value	Amortized Cost	Unrealized

(in thousands of dollars)			Gains	Losses
U.S. Treasury Securities and obligations of U.S. government agencies and authorities	$7,043	$7,045	$7	$(9)
Obligations of states and political subdivisions, special revenue and nonguaranteed	77,711	76,597	1,114	—
Debt securities issued by foreign governments	7,204	7,209	—	(5)
Corporate securities	3,716,237	3,626,551	92,040	(2,354)
Mortgage-backed and asset-backed securities	1,281,155	1,273,293	10,572	(2,710)

	$5,089,350	$4,990,695	$103,733	$(5,078)

The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2005 is shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

	December 31, 2005
(in thousands of dollars)	Carrying Value	Amortized Cost
Due in one year or less	$257,531	$259,235
Due after one year through five years	1,659,817	1,685,866
Due after five years through ten years	2,026,710	2,022,126
Due after ten years	166,526	163,926
Securities not due at a single maturity date—primarily mortgage and asset-backed securities(1)	1,248,033	1,270,404

	$5,358,617	$5,401,557

(1)	Weighted average life of 3.44 years.

Proceeds from sales of investments in fixed maturity securities prior to maturity were $259.0 million for the year ended December 31, 2005 and $189.0 million for the six months ended December 31, 2004. Gross gains of $3.2 million and gross losses of $2.1 million were realized on sales for the year ended December 31, 2005. Gross gains of $2.3 million and gross losses of $0.9 million were realized on sales and maturities in the six months ended December 31, 2004.

For its mortgage-backed and asset-backed assets, the Company recognizes an impairment loss if the fair value of the security is below cost and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded no write-downs in 2005 and 2004 related to their mortgage-backed and asset-backed securities.

Upon default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be written down. Any such issue would be written down to its fair value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken, in light of subsequent developments.

The Company’s computation of fair value involves judgments and estimates. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company’s view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(5) Investments and Related Income (continued)

The following table shows the Company’s investments’ fair value and gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005:

	Less than 12 months		12 months or longer		Total
Description of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
(in thousands of dollars)
U.S. Treasury securities	$2,951	$(30)	$4,338	$(63)	$7,289	$(93)
State & political subdivisions	82,721	(1,315)	—	—	82,721	(1,315)
Corporate securities	2,274,655	(34,532)	309,409	(10,036)	2,584,064	(44,568)
Mortgage backed and asset backed securities	823,241	(16,598)	164,692	(4,406)	987,933	(21,004)

Subtotal debt securities	3,183,568	(52,475)	478,439	(14,505)	3,662,007	(66,980)
Preferred stock	15,153	(411)	50,561	(2,808)	65,714	(3,219)

Total temporarily impaired securities	$3,198,721	$(52,886)	$529,000	$(17,313)	$3,727,721	$(70,199)

At December 31, 2005, 604 different securities represented 100% of the Company’s $70.2 million total unrealized loss. Unrealized losses in the fixed maturity investment portfolio, including U.S. government agencies, mortgage and asset backed securities and corporate bonds, were primarily due to higher interest rates during 2005. The Company held no securities of a single issuer that were at an unrealized loss position in excess of 3.8% of the total unrealized loss amount as of December 31, 2005. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, management’s intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of securities position were temporarily depressed.

All assets, including investment assets, were marked to fair value on the opening balance sheet (as of July 1, 2004). At December 31, 2004, unrealized losses on the fixed maturity securities portfolio were immaterial.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects and the effects of changes in interest rates. There were no other-than-temporary impairments for the year ended December 31, 2005 or the six-months ended December 31, 2004.

Net Investment Income

The sources of net investment income were as follows:

(in thousands of dollars)	Year Ended December 31, 2005	Six Months Ended December 31, 2004
Interest on fixed maturity securities	$255,105	$121,600
Short-term investments	3,182	804
Interest from policy loans	24,558	11,725
Other	233	197

Total investment income	283,078	134,326
Investment expense	(5,275)	(2,706)

Net investment income	$277,803	$131,620

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(5) Investments and Related Income (continued)

Realized Capital Gains

Realized capital gains were as follows:

(in thousands of dollars)	Year Ended December 31, 2005	Six Months Ended December 31, 2004
Fixed maturity securities	$1,058	$1,428
Other	224	3

Realized capital gains	$1,282	$1,431

Beginning in 2005, the Company has participated in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities’ market value is monitored, on a daily basis, with additional collateral obtained as necessary. At December 31, 2005, there were no securities loaned under the program. Income earned under the program in 2005 was not material.

At December 31, 2005 and 2004, securities of approximately $14.0 million and $7.0 million respectively, were on deposit with governmental agencies as required by law.

(6) Concentration of Credit and Interest Rate Risk

The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of risk exist in mortgage-backed and asset-backed securities.

Approximately 8.2% and 8.4% of the investment-grade fixed maturity securities at December 31, 2005 and 2004, respectively, were commercial mortgage-backed. Approximately 10.9% and 12.9% of the Company’s investment-grade fixed maturity securities at December 31, 2005 and 2004 respectively, were residential mortgage-backed securities. These residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities.

The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company’s mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

Approximately 2.9% and 3.4% of the Company’s investment-grade fixed maturity securities at December 31, 2005 and 2004 respectively, consisted of corporate asset-backed securities. At December 31, 2005, the majority of the Company’s investments in asset-backed securities were backed by automobile loans (45.2%), credit card loans (29.8%), home equity loans (10.3%) and manufactured housing loans (13.7%).

At December 31, 2004, the majority of the Company’s investments in asset-backed securities were backed by automobile loans (38.1%), credit card loans (25.1%), home equity loans (17.7%) and manufactured housing loans (17.2%).

(7) Fixed Assets

Fixed assets consisted of the following at December 31:

(in thousands of dollars)	2005	2004
SOP 98-1 developed software	$9,406	$1,209
EDP software	2,727	2,365
EDP equipment	1,459	595
Other, primarily office equipment	133	32

	13,725	4,201

Accumulated depreciation	1,468	433

Fixed assets, net	$12,257	$3,768

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(7) Fixed Assets (continued)

Depreciation expense on capitalized software costs for the year ended December 31, 2005 and the six months ended December 31, 2004 was $0.6 million and $0.1 million respectively.

(8) Income Taxes

Income tax expense was as follows:

(in thousands of dollars)	Year Ended December 31, 2005	Six Months Ended December 31, 2004
Current	$50,339	$16,316
Deferred	10,494	8,075

Total	$60,833	$24,391

The actual income tax expense for the year ended December 31, 2005 and the six-months ended December 31, 2004 differed from the “expected” tax expense as displayed below. “Expected” tax expense was computed by applying the U.S. federal corporate tax rate of 35% to income before income tax expense.

(in thousands of dollars)	Year Ended December 31, 2005	Six Months Ended December 31, 2004
Computed expected tax expense	$56,514	$24,160
Difference between “expected” and actual tax expense:
State taxes	1,114	534
Prior year tax settlements	114	—
Surrender of business-owned life insurance	3,052	—
Other, net	39	(303)

Total actual tax expense	$60,833	$24,391

The tax effects of temporary differences that give rise to significant portions of the Company’s net deferred federal tax liability from continuing operations were as follows:

(in thousands of dollars)	December 31, 2005	December 31, 2004
Deferred federal tax assets:
Life policy reserves	$15,938	$5,652
Deferred insurance acquisition costs (“DAC Tax”)	41,844	29,680
Accrued expenses	2,745	975
Other investment related	2,160	—
Net unrealized loss	15,029	—
Other	1,674	—

Total	73,390	36,307

Valuation allowance	(14,881)	—

Total deferred federal tax assets	64,509	36,307

Deferred federal tax liabilities:
Deferred insurance acquisition costs—GAAP	43,824	10,350
Net unrealized gains on investments	—	34,529
Other	3,603	—

Total deferred federal tax liabilities	47,427	44,879

Net deferred federal tax assets (liabilities)	$17,082	$(8,572)

Other than the 2005 valuation allowance related to the deferred tax asset on unrealized losses, management has determined that no other valuation allowance was necessary at December 31, 2005 or

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(8) Income Taxes (continued)

December 31, 2004, primarily because the reversals of existing temporary differences will provide taxable income in future years.

(9) Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure. Prior to 2004, the Company generally ceded 90 percent of all new term life insurance premiums to affiliated and unaffiliated reinsurers. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liability and obligations to policyholders. Reinsurance recoverables, in the amount of $976.1 million and $855.5 million at December 31, 2005 and 2004, respectively, have been recorded as an asset in accordance with SFAS No. 113, “Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts”.

The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer. At December 31, 2005 and 2004, the Company had reinsured approximately 86.8% and 84.6%, respectively, of the face value of its life insurance in force. The Company had reinsured approximately 35.5% and 36.9% of the face value of its life insurance in force with three reinsurers at December 31, 2005 and 2004 respectively, representing reinsurance recoverables of $292.0 million at December 31, 2005 and $234.9 million at December 31, 2004. BOIC, an affiliate company, is one of the top three reinsurers. Reinsurance recoverables are collateralized from BOIC with letters of credit totaling $100.0 million. The other top two reinsurers had a minimum Standard & Poor’s rating of AA- and a minimum A.M. Best rating of A. The Company had not experienced any credit losses for the year ended December 31, 2005 or the six months ended December 31, 2004. The Company holds additional collateral under related reinsurance agreements in the form of letters of credit totaling $89.7 million that can be drawn on for amounts that remain unpaid for more than 120 days. At December 31, 2005 and 2004, there were no amounts drawn on the aforementioned letters of credit.

At December 31, 2005 and 2004, direct and assumed life insurance in force totaled $242.0 billion and $234.0 billion respectively, and ceded life insurance in force was $210.1 billion and $197.9 billion, respectively.

The effect of reinsurance on premiums and policy fees for the year ended December 31, 2005 and the six months ended December 31, 2004 is as follows:

(in thousands of dollars)	2005	2004
Direct premiums and policy fees	$560,214	$275,776
Assumed	1,837	957
Ceded	(406,986)	(197,029)

Net premiums and policy fees	$155,065	$79,704

The effect of reinsurance on claims incurred and other policyholder benefits for the year ended December 31, 2005 and the six months ended December 31, 2004 is as follows:

(in thousands of dollars)	2005	2004
Direct claims incurred and other policyholder benefits	$472,080	$229,526
Assumed	2,066	3,131
Ceded	(368,097)	(182,399)

Net claims incurred and other policyholder benefits	$106,049	$50,258

In 2004, the Company entered into a new reinsurance agreement with an affiliate, BOIC. Under the terms of the agreement, the Company reinsures 100% of certain new term insurance to BOIC. The reinsurance is a

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(9) Reinsurance (continued)

blend of coinsurance and modified coinsurance. The Company retains a portion of the reserve (modco) and BOIC is responsible for the remainder (coinsurance). A modified coinsurance adjustment is paid to BOIC to compensate BOIC for investment income on the reserve held by the Company. The ceded coinsurance reserve credit is collateralized with a letter of credit. BOIC retrocedes 50% of mortality risk to third party reinsurers on a yearly renewable term (“YRT”) basis.

Per the Financial Accounting Standards Board’s Derivative Implementation Group (“DIG”), issue B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments”, insurers are required to evaluate whether or not their modified coinsurance treaties contain embedded credit (or other) derivatives not related to the overall reinsurance obligation and creditworthiness of the ceding or assuming company. If it is determined that an embedded derivative does exist, it must be bifurcated from the reinsurance contract and accounted for separately in accordance with SFAS No. 133. Under SFAS No. 133, the embedded derivative would be recorded at fair value with changes in fair value reported in net income.

The Company has evaluated the applicability of DIG issue B36 to its modified coinsurance arrangement with BOIC and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

The Company assumes on a coinsurance basis, 100% of the General Account Liabilities of KILICO. The “General Account Liabilities” include all of KILICO’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (the Reinsured Policies), except for certain retained liabilities. At December 31, 2005 and 2004, the Company’s assumed General Account Liabilities of $3.4 billion and $3.6 billion, respectively.

The Company also assumes, on a modified coinsurance basis, a majority of the Separate Account Liabilities of KILICO. The “Separate Account Liabilities” are all liabilities that are reflected in KILICO’s separate accounts and that relate to the Reinsured Policies. Pursuant to the modified coinsurance framework under which Separate Account Liabilities are reinsured, ownership of the underlying separate accounts was not transferred. At December 31, 2005 and 2004, Separate Account Liabilities totaled $2.1 billion and $2.2 billion, respectively.

The Company has a payable to KILICO in the amount of $1.9 million and $17.5 million at December 31, 2005 and 2004, respectively, included in other accounts payable and liabilities.

The Company is responsible for providing certain administrative services with respect to the reinsured business. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

(10) Notes Payable

The Company has in place a line of credit agreement with JPMorgan Chase. The maximum amount that can be borrowed at any one time is $275.0 million. The interest rate on amounts outstanding is a variable rate based on commercial paper rates at the time of the specific advance. There were no amounts outstanding at December 31, 2005 and 2004.

(11) Related Party Transactions

The Company had a formal management and services agreement with Fidelity Life Association, a mutual legal reserve company, (“FLA”), a former affiliate, and charged FLA based upon certain predetermined charges and factors. Under this agreement, the Company shared management, operations and employees with

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(11) Related Party Transactions (continued)

FLA. In June of 2004, the Company received formal notice of termination of the agreement from FLA. The agreement terminated as of October 31, 2005. The Company recorded management fees of $9.2 million for 2005 and $2.4 million for the six-months ended December 31, 2004. The Company continues to receive fees for activities related to disengagement work performed by employees of the Company. The revenue is recorded as part of surrender charges and other income within the consolidated Statement of Operations.

The Company has a service agreement with JPMorgan Investment Advisors (“JPMIA”). JPMIA provides investment services, including purchases and sales of securities under the supervision of the investment committee of the Company. The Company recorded investment management fees of $3.9 million and $1.5 million for the year ended December 31, 2005 and the six-months ended December 31, 2004, respectively. The expenses are recorded as part of net investment income within the consolidated Statement of Operations.

In 2005, the Company entered into an agreement for management and clerical services as it relates to fixed annuity business with Chase Life and Annuity Company of New York (“CLACNY”). Fees of $1.1 million are recorded as part of other income within the consolidated Statement of Operations.

The Company paid general agency commissions of $3.0 million in 2005 to Chase Insurance Agency, Inc. related to the sale of the Chase fixed annuity, introduced in 2005.

The Company also paid general agency commissions of $25.8 million and $16.0 million in 2005 and for the six months ended December 31, 2004, respectively, to CIDI.

The Company is allocated expenses related to certain administrative services provided by JPMorgan Chase. These services include payment of the Company’s payroll costs, occupancy costs, equipment rentals and communications costs, as well as various other operating expenses. The Company recorded operating expenses allocated from JPMorgan Chase of $33.4 million for the year ended December 31, 2005 and $12.6 million for the six-months ended December 31, 2004, respectively.

The Company’s employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by JP Morgan Chase. The Company’s employees participate in the JP Morgan Chase U.S. qualified defined benefit pension plan which is noncontributory and they may also participate in defined contribution plans sponsored by JP Morgan Chase. There are no separate plans solely for the employees of the Company.

Pension expense for the Company is determined by an intercompany charge from JP Morgan Chase. For 2005 and the six months ended December 31, 2004, the Company was charged $1.6 million and $0.5 million, respectively, for its share of defined contribution plan expense.

The Company allocates expenses to affiliates based upon their actual utilization of the Company’s employees and facilities. For the year ended December 31, 2005 and the six months ended December 31, 2004, the Company allocated approximately $43.4 million and $21.3 million, respectively, to affiliated companies. These allocations to affiliates include amounts related to salaries and benefits.

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(11) Related Party Transactions (continued)

At December 31, 2005 and 2004, the Company reported the following amounts due from or (to) related parties which were recorded in the accompanying consolidated Balance Sheet as a component of other assets and receivables or other accounts payable and liabilities, as appropriate:

(in thousands of dollars)	December 31, 2005	December 31, 2004
Investors Brokerage Service, Inc.	$26	$—
PMG Group	58	400
CIDI	1,389	2,602
FLA	—	3,360
CLACNY	1,006	—
Bank One—Chicago	208	—

Receivable from related parties	$2,687	$6,362

BOIC	(1,961)	(520)
JPMorgan Chase	(378)	—
Chase Insurance Agency	(476)	—
Chase Life and Annuity Company	(49)	—
Investors Brokerage Services, Inc.	—	(5)
Bank One Securities	—	(15)
JPMorgan Chase Bank NA	—	(19)

Payable to related parties	(2,864)	(558)

Net receivable (payable) from (to) related parties	$(177)	$5,804

(12) Commitments and Contingent Liabilities

The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company’s management, based on the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse affect on the Company’s financial position, results of operations or cash flows.

(13) Financial Instruments—Off-Balance Sheet Risk—Derivative Instruments

The Company has designated its interest rate swap as a cash flow hedge of a floating rate funding agreement. The funding agreement is included in policyholder account balances on the consolidated Balance Sheet. Each period, gains and losses resulting from changes in the fair value of the swap contract have been structured to match the terms of the hedged item. No net gains or losses resulting from hedge ineffectiveness were recognized in results of operations during the year ended December 31, 2005 and the six months ended 2004.

The Company uses interest rate swaps to alter interest rate exposures arising from mismatches between assets and liabilities. The Company invests primarily in fixed rate investments. In 2000, the Company sold a floating rate funding agreement and subsequently entered into interest rate swap agreements. Under the interest rate swaps, the Company agreed with another party to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash was exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counter-party at each due date. In 2004, the Company settled its interest rate swap agreements with a former affiliate in order to reduce exposure to that counterparty. The Company entered into a new interest rate swap agreement in 2005 that qualifies for the short-cut accounting method provided for under SFAS No. 133. The Company paid $0.6 million and $3.8 million for the year ended December 31, 2005 and the six months ended December 31, 2004, respectively, as settlement for the difference between the fixed-rate and the floating-rate interest.

The Company is exposed to credit-related losses in the event of nonperformance by the counter-party to the financial instruments, but the Company does not expect the counter-party to fail to meet its obligations given their high credit ratings. The credit exposure of the interest rate swap is represented by the fair value (market value) of the contract. The open swap agreement with a notional value of $60.0 million had a market

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(13) Financial Instruments—Off-Balance Sheet Risk—Derivative Instruments (continued)

value of $793,313 and ($797,630) at December 31, 2005 and 2004, respectively. The swap agreement has an expiration date of December 2007. The change in market value was included as a component of other accounts receivable or payable and assets or liabilities, as appropriate, in the accompanying consolidated Balance Sheet.

The current credit exposure of the Company’s derivative contract is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. One hundred percent of the net credit exposure for the Company from derivative contract is with an investment-grade counter-party.

(14) Fair Value of Financial Instruments

Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. A significant portion of the Company’s financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

Fair value estimates are determined for existing financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant affect on fair value estimates and have not been considered in any of the estimates. The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

Bonds: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers, or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company’s portfolio manager, JPMIA.

Policy loans: Policy loans have no stated maturity dates and are an integral part of the insurance contract. Accordingly, it is not practicable to estimate a fair value for them.

Cash and cash equivalents: The carrying amount approximates fair value.

Policyholder account balance: For deposit liabilities, the fair value was based on the amount payable on demand at the reporting date.

Derivative financial instruments: The carrying amount approximates fair value.

The carrying values and estimated fair values of the Company’s financial instruments at December 31, 2005 and 2004 were as follows:

	2005		2004
(in thousands of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial instruments recorded as assets:
Fixed maturity securities	$5,358,617	$5,358,617	$5,089,350	$5,089,350
Cash and cash equivalents	90,408	90,408	60,660	60,660
Financial instruments recorded as liabilities:
Policyholder account balance	5,218,375	5,071,749	4,770,871	4,634,940
Derivative financial instrument	(793,313)	(793,313)	797,630	797,630

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(15) Stockholder’s Equity—Statutory Capital and Surplus

The Company has authorized 500,000 shares of common stock and has 136,351 shares issued and outstanding, with a $20 par value, all owned by BOIH, at December 31, 2005 and 2004.

Dividend distributions to the Company from its life insurance company subsidiaries are restricted as to the amount that may be paid without prior notice or approval by the regulatory authorities. The maximum amount of dividends which can be paid by these regulated subsidiaries without prior approval in 2006 is zero.

The maximum amount of dividends that can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends that can be paid by the Company without prior approval in 2006 is zero.

The statutory income (loss) and capital and surplus, as determined in accordance with accounting practices prescribed or permitted by the State of Illinois Department of Insurance (“IDOI”) and the Office of the Commissioner of Insurance of the State of New York, for the Company and its life insurance company subsidiaries at December 31, 2005 and 2004 was as follows:

	2005
(in thousands of dollars)	Net Income (Loss)	Capital and surplus
CILAAC	$35,425	$409,147
CILC	(987)	98,022
CILCONY	(6,869)	63,010

	2004
(in thousands of dollars)	Net Income	Capital and surplus
CILAAC	$72,428	$396,668
CILC	6,566	96,579
CILCONY	513	69,586

Statutory capital and surplus vary in some respects from GAAP. The most significant of these differences are as follows: (1) bonds are generally recorded at amortized cost, and are not classified as either held-to-maturity securities, trading securities or available-for-sale securities; (2) acquisition costs, such as commissions and other costs in connection with acquiring new and renewal business, are charged to current operations as incurred; (3) policy reserves are based on statutory mortality and interest requirements without consideration of withdrawals, which may differ from reserves based on reasonably conservative estimates of mortality, interest and withdrawals; (4) deferred federal income tax assets for the temporary differences between the financial statement basis and tax basis of assets and liabilities are subject to different admissibility criteria; (5) the asset valuation reserve is reported as a liability and not required for GAAP purposes; (6) certain assets designated as “non-admitted assets” (principally furniture and equipment, agents’ debit balances and certain classes of receivables) have been charged to surplus; and (7) realized capital gains/losses resulting from changes in interest rates are deferred and amortized over the life of the bond sold.

Each insurance company’s state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (“NAIC”). The formulas for determining the amount of risk-based capital utilize various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Either the weighting factors or the methodology for determining the weighting factors is specified by the NAIC. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Each of the insurance companies within the consolidated financial statements exceeded the minimum risk-based capital requirements for the periods presented herein.

In anticipation of the acquisition by Zurich in 1996, CILAAC sold, primarily through a bulk sale, approximately $84 million in real estate-related investments during 1995 as part of a strategic effort to reduce

CHASE INSURANCE LIFE AND ANNUITY COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

(15) Stockholder’s Equity—Statutory Capital and Surplus (continued)

overall exposure to real estate. As a result of these sales, CILAAC incurred realized capital losses which were required to be transferred to the interest maintenance reserve (“IMR”). However, as a result of the transfer of these realized capital losses to IMR, IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of CILAAC’s parent, the IDOI permitted CILAAC to reset the IMR to zero as of December 31, 1995. This treatment permits CILAAC to proceed as if it had been legally reorganized through a procedure known as a “quasi-reorganization”.

This procedure allows CILAAC a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change CILAAC’s total amount of reported capital and surplus as of December 31, 2005, it did favorably impact the 2005 and 2004 net gain from operations and net income. If CILAAC had not been permitted to reset the IMR to zero as of December 31, 1995, the December 31, 2005 and 2004 net gain from operations and net income would have been reduced by $0.5 million and $0.8 million, respectively, and capital and surplus for both years would have been increased by like amounts through a credit to the change in non-admitted assets and related items. If CILAAC had not been able to reset the negative unassigned surplus to zero, additional paid-in capital and unassigned surplus would have been $451.9 million and $(30.8) million, respectively, at December 31, 2005, and $451.9 million and $(43.8) million, respectively, at December 31, 2004.

(16) Subsequent Events

Effective January 1, 2006, the Company was assigned a reinsurance agreement from an affiliate, Banc One Life Reinsurance Company. The assigned reinsurance agreement is with Nationwide Life and Annuity Insurance Company and reinsures a block of existing fixed annuity business on a coinsurance basis. Reserves of $143.8 million were transferred to the Company under the assignment.

On February 7, 2006, JPMorgan Chase announced it had signed a definitive agreement to sell the stock of five life insurance companies, including the Company, as well as the stock of four related non-insurance companies to Protective Life Corporation for approximately $1.2 billion. The sale is subject to normal regulatory approvals and is expected to close in the third quarter of 2006.

UNAUDITED SUPPLEMENTAL FINANCIAL INFORMATION

SUPPLEMENTAL FINANCIAL INFORMATION—UNAUDITED

Bank One/JP Morgan Merger

As disclosed in footnote 3—Purchase Accounting, the merger between Bank One and JP Morgan resulted in the revaluation of the Company’s assets and liabilities at fair value as of the date of the merger. As a result, the Company’s financial statements are not comparable to prior years.

The following tables represent the Company’s consolidated statement of operations, consolidated statement of stockholder’s equity and consolidated statement of cash flows for the year ended December 31, 2004 as if the merger and subsequent restatement of assets and liabilities to their fair values occurred as of January 1, 2004.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS—PRO FORMA

(in thousands of dollars)	(Unaudited) Year Ended December 31, 2004
REVENUE
Net investment income	$262,191
Realized capital gains	1,901
Premium income	123,561
Separate account fees	33,851
Surrender charges and other income	53,972

Total revenue	475,476

BENEFITS AND EXPENSES
Interest credited to policyholders	214,380
Claims incurred and other policyholder benefits	77,225
Commissions	(35,736)
Taxes, licenses and fees	11,166
Operating expenses	113,586
Deferral of insurance acquisition costs	(63,034)
Amortization of insurance acquisition costs	3,580

Total benefits and expenses	321,166
Income before income tax expense	154,310

Income tax expense	53,901

Net income	$100,409

CHASE INSURANCE LIFE AND ANNUITY COMPANY

CONSOLIDATED STATEMENT OF STOCKHOLDER’S EQUITY—PRO FORMA

(in thousands of dollars)	(Unaudited) December 31, 2004
Common stock, beginning and end of period	$2,727

Additional paid in capital, beginning and end of period	724,871

Accumulated other comprehensive income (loss), beginning of period	—
Other comprehensive loss	(4,139)

End of period	(4,139)
Retained earnings, beginning of period	—
Net income	100,409

End of period	100,409

Total stockholder’s equity	$823,868

CHASE INSURANCE LIFE AND ANNUITY COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS—PRO FORMA

(in thousands of dollars)	(Unaudited) December 31, 2004
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$100,409
Realized investment gain	(1,902)
Interest credited and other charges	80,255
Current federal income tax	67,439
Deferred federal income tax	(46,039)
Deferred insurance acquisition costs	(59,455)
Amortization on investments	52,493
Net change in reinsurance with KILICO	96,124
Other accounts and notes receivable	(8,614)
Other accounts payable and liabilities	(17,808)
Other	2,927

Net cash provided by operating activities	265,829

CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities held to maturity	359,932
Fixed maturities sold prior to maturity	414,994
Mortgage loans, other loans and investments sold	153,978
Fixed maturities purchases	(568,952)
Mortgage loans, other loans and investments purchases	(141,134)
Short-term investments, net	28,938
Other (fixed assets)	(3,023)

Net cash provided by investing activities	244,733

CASH FLOW FROM FINANCING ACTIVITIES:
Policyholder account balances:
Deposits	253,558
Withdrawals	(945,645)
Other (cash overdraft)	(1,064)

Net cash used in financing activities	(693,151)

Net decrease in cash	(182,589)
Cash, beginning of period	242,184

Cash, end of period	$59,595

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Chase Insurance Life and Annuity Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Chase Insurance Life and Annuity Company (the Company) as of December 31, 2004 and 2003, and the related statutory statements of operations, capital stock and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the State of Illinois Department of Insurance, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, are material; they are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above, after the restatement described in Note 3, present fairly, in all material respects, the admitted assets, liabilities and capital stock and surplus of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2005

CHASE INSURANCE LIFE AND ANNUITY COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

As of December 31, 2004 and 2003

	2004	2003 As Restated
ADMITTED ASSETS
Cash and invested assets:
Bonds	$4,474,452,368	$4,696,080,196
Preferred stocks	80,966,307	80,966,307
Common stocks	166,165,248	164,473,748
Contract loans	265,765,056	282,027,079
Cash	50,754,850	239,363,493
Short-term investments	—	28,937,976
Other invested assets	10,002,397	16,525,086

Total cash and invested assets	5,048,106,226	5,508,373,885

Amounts recoverable from reinsurers	8,782,386	9,895,830
Other amounts receivable under reinsurance contracts	3,865	70,059,991
Federal income tax recoverable	1,355,544	—
Net deferred tax asset	5,962,250	14,922,512
Premiums deferred and uncollected	20,253,324	12,197,879
Investment income due and accrued	166,234,361	163,444,897
Receivable from affiliates	4,024,634	1,623,524
Other assets	61,777,635	57,494,765
Assets of separate accounts	55,293,204	—

Total admitted assets	$5,371,793,429	$5,838,013,283

LIABILITIES AND CAPITAL STOCK AND SURPLUS
Liabilities:
Life and annuity reserves	$4,351,731,000	$4,415,866,133
Deposit-type funds:
Funding agreements	108,644,540	582,296,778
Supplemental contracts without life contingencies	124,108,997	151,610,679
Beneficiary account	167,213,282	166,352,542
Dividend accumulations	1,116,701	1,135,336
Premium deposit funds	390,954	423,947
Claims and benefits payable to policyholders	43,737,159	40,082,744
Other policyholder funds	19,366,287	2,166,376

Total policy liabilities	4,816,308,920	5,359,934,535

Interest maintenance reserve	75,081,452	96,749,776
General expenses due or accrued	9,577,429	12,200,401
Transfers to separate accounts due or accrued	(34,899,104)	(34,569,018)
Taxes, licenses and fees due or accrued	5,330,162	5,118,528
Federal income taxes payable	—	12,002,395
Remittances and items not allocated	23,334,229	25,049,288
Reinsurance in unauthorized companies	1,400,893	3,967,704
Asset valuation reserve	13,431,489	7,018,146
Payable to affiliates	977,898	3,757,434
Other liabilities	9,288,569	9,832,464
Separate account liabilities	55,293,204	—

Total liabilities	4,975,125,141	5,501,061,653

Capital stock and surplus:
Common stock	2,727,020	2,727,020
Paid-in surplus	435,570,924	435,570,924
Unassigned deficit	(41,629,656)	(101,346,314)

Total capital stock and surplus	396,668,288	336,951,630

Total liabilities and capital stock and surplus	$5,371,793,429	$5,838,013,283

The accompanying notes are an integral part of these statutory financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

STATUTORY STATEMENTS OF OPERATIONS

For the Years Ended December 31, 2004 and 2003

	2004	2003 As Restated
INCOME:
Premium and annuity considerations	$293,700,631	$3,523,595,206
Considerations for supplemental contracts with life contingencies	2,859,856	58,653,895
Net investment income	257,033,531	154,798,112
Amortization of interest maintenance reserve	23,967,340	13,531,719
Reinsurance ceding commissions and allowances	63,385,562	66,628,758
Reserve adjustments on reinsurance ceded	2,658,625	—
Separate account fees	173,689	—
Benefit proceeds and change in cash value of business-owned life insurance	5,209,965	6,071,339
Assumed miscellaneous fee	34,264,397	14,284,781
Assumed change in expense allowances—separate account reserves	(1,867,835)	30,845,195
Management and administration fees	7,519,203	7,865,641
Bank owned life insurance related fees	11,007,875	3,723,823
Miscellaneous income	1,802,018	—

Total income	701,714,857	3,879,998,469

Benefits and expenses:
Death benefits	105,355,512	74,270,277
Matured endowments	451,966	105,162
Annuity benefits	289,690,177	123,421,239
Surrender benefits	36,510,616	35,029,923
Disability and accident and health benefits	1,380,617	1,256,923
Interest on policy and contract funds	4,048,270	4,063,341
Interest and adjustments on policy or deposit-type contracts	28,194,728	33,601,003
Interest rate swap—funding agreement hedge	3,294,537	7,547,568
Payments on supplementary contracts with life contingencies	11,853,208	6,914,393
(Decrease) increase in aggregate reserves for life policies and contracts	(64,135,133)	3,349,616,810
Commissions	64,890,129	111,998,242
General expenses	91,388,968	56,627,431
Insurance taxes, licenses and fees	10,292,116	9,306,870
(Decrease) increase in loading on deferred and uncollected premiums	(3,931,147)	11,882
Dividends to policyholders	49,599	54,575
Assumed fixed/variable exchanges	3,561,895	9,209,860
Net transfers to separate accounts	37,349,812	—
IMR assumed from reinsurer, included in asset transfer	—	40,277,593
IMR assumed from reinsurer, realized gains on asset transfer after tax	—	43,393,604
Other expense	1,144,455	35,791,507

Total benefits and expenses	621,390,325	3,942,498,203

Net gain (loss) from operations before federal income taxes and realized capital losses	80,324,532	(62,499,734)
Federal income tax expense	2,489,765	44,436,088

Net gain (loss) from operations before realized capital losses	77,834,767	(106,935,822)

Net realized capital losses	(3,107,548)	(3,238,261)
Related federal income tax benefit	—	—
Realized (gains) losses transferred to the interest maintenance reserve	(2,299,016)	593,160

Total realized capital losses	(5,406,564)	(2,645,101)

Net income (loss)	$72,428,203	$(109,580,923)

The accompanying notes are an integral part of these statutory financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

STATUTORY STATEMENTS OF CAPITAL STOCK AND SURPLUS

For the Years Ended December 31, 2004 and 2003

	2004	2003 As Restated
Capital stock at beginning and end of year	$2,727,020	$2,727,020

Paid in surplus at beginning of year	435,570,924	91,340,794
Capital contribution	—	344,230,130

Paid in surplus at end of year	435,570,924	435,570,924

Unassigned surplus:
Balance at beginning of year	(101,346,314)	41,679,102
Net income (loss)	72,428,203	(109,580,923)
Change in net unrealized capital gains and losses, net of tax	1,691,492	4,044,661
Change in nonadmitted assets	2,665,677	14,128,543
Change in liability for reinsurance in unauthorized companies	2,566,811	(2,542,236)
Change in net deferred tax asset	(13,222,182)	5,947,219
Change in asset valuation reserve	(6,413,343)	(5,598,494)
Dividends to stockholder	—	(49,424,186)

Balance at end of year	(41,629,656)	(101,346,314)

Total capital stock and surplus	$396,668,288	$336,951,630

The accompanying notes are an integral part of these statutory financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

For the Years Ended December 31, 2004 and 2003

	2004	2003 As Restated
CASH FROM OPERATIONS:
Premiums collected, net of reinsurance	$291,690,828	$3,584,302,367
Investment income received	287,640,016	37,956,608
Other income received	185,894,308	11,194,864
Benefits and loss related payments	(441,949,626)	(224,744,204)
Net transfers to separate accounts	(39,547,733)	—
Commissions, expenses paid and aggregate write-ins for deductions	(152,626,784)	(213,430,480)
Dividends paid to policyholders	(53,430)	(55,830)
Federal income taxes paid	(15,847,704)	(35,163,485)

Net cash provided by operations	115,199,875	3,160,059,840

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured or repaid:
Bonds	680,341,139	737,021,964
Stocks	—	14,369,595
Mortgage loans	—	42,373,570
Other invested assets	7,459,940	360,144

Total investment proceeds	687,801,079	794,125,273

Cost of investments acquired:
Bonds	489,751,834	3,689,215,637
Stocks	—	221,555,766
Other invested assets	—	34,985,498

Total investments acquired	489,751,834	3,945,756,901

Net (decrease) increase in contract loans	(15,945,017)	205,806,641

Net cash provided by (used in) investments	213,994,262	(3,357,438,269)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Capital and paid in surplus	—	325,979,311
Net (withdrawals) deposits on deposit-type funds and other liabilities	(531,112,545)	102,655,429
Other cash (used in) provided	(15,628,211)	38,715,947
Dividends to stockholder	—	(49,424,186)

Net cash (used in) provided by financing and miscellaneous sources	(546,740,756)	417,926,501

Net change in cash and short-term investments	(217,546,619)	220,548,072

CASH AND SHORT-TERM INVESTMENTS:
Beginning of year	268,301,469	47,753,397

End of year	$50,754,850	$268,301,469

The accompanying notes are an integral part of these statutory financial statements.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

(1) Nature of Business Operations

Chase Insurance Life and Annuity Company (the Company), formerly Federal Kemper Life Assurance Company (FKLA), issues fixed annuity products, term life, and interest-sensitive life insurance products primarily through a network of brokerage general agents and other independent distributors. The Company is licensed in the District of Columbia and all states, except New York. Through September 3, 2003, the Company was a wholly-owned subsidiary of Kemper Corporation (Kemper), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding (ZGH or Zurich), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (ZFS), a Swiss holding company.

On May 30, 2003, ZFS and Bank One Corporation, (Bank One) announced plans for Bank One to acquire a significant portion of ZFS’s Zurich Life companies. The acquisition was completed effective September 3, 2003. As a result, Kemper sold the capital stock of the Company, Chase Insurance Life Company (CILC), formerly Zurich Life Insurance Company of America (ZLICA), and Chase Insurance Direct, Inc. (CIDI), formerly Zurich Direct Inc. (ZD) to Banc One Insurance Holdings, Inc. (BOIH), a subsidiary of Bank One. The Company continues to maintain its formal management and services agreement with Fidelity Life Association, a Mutual Legal Reserve Company (FLA). In June, 2004, the Company received formal notice of termination of the Agreement from FLA. The Agreement will terminate effective December 31, 2005.

In conjunction with the Bank One acquisition, the Company assumed significant portions of Kemper Investors Life Insurance Company’s (KILICO) business through a 100% coinsurance arrangement. See Note 2 for more information.

On January 14, 2004, Bank One announced an agreement to merge with JP Morgan Chase & Co. (JP Morgan) in a strategic business combination establishing the second largest banking franchise in the United States, based on core deposits. The transaction closed on July 1, 2004.

Subsequent to the merger, the Company is ultimately wholly-owned by JP Morgan.

(2) Summary of Significant Accounting Polices

Basis of Presentation

The accompanying statutory financial statements have been prepared in accordance with the National Association of Insurance Commissioners (NAIC) “Accounting Practices and Procedures Manual Version March 2003”, as amended, and in conformity with accounting practices prescribed or permitted by the State of Illinois Department of Insurance (IDOI), which vary in some respects from accounting principles generally accepted in the United States of America (GAAP).

The most significant differences between statutory accounting practices and GAAP include: (1) bonds are generally carried at amortized cost and are not classified as either held-to-maturity securities, trading securities or available-for-sale securities; (2) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred and not deferred; (3) aggregate reserves are based upon statutory mortality and interest requirements and without consideration of withdrawals, which may differ from reserves based on reasonably conservative estimates of mortality, interest and withdrawals; (4) deferred federal income tax assets for the temporary differences between the financial statement basis and tax basis of assets and liabilities are subject to different admissibility criteria; (5) the Asset Valuation Reserve (AVR) is reported as a liability with changes in this reserve charged or credited directly to unassigned surplus; (6) realized capital gains/losses resulting from changes in interest rates are deferred and amortized over the life of the bond or mortgages sold; and (7) for GAAP purposes, the acquisitions of the Company on September 3, 2003 and July 1, 2004, were accounted for using the purchase method of accounting, which resulted in the recording of goodwill and value of business acquired on a GAAP basis.

Statutory capital and surplus was $439.2 million and $377.0 million less than GAAP stockholder’s equity at December 2004 and 2003, respectively. Statutory net income was $27.8 million more than GAAP net income for the year ended December 31, 2004. The statutory net loss was $136.2 million less than GAAP net income for the year ended December 31, 2003.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Polices (continued)

Permitted Accounting Practice

In anticipation of the acquisition by Zurich in 1996, the Company sold, primarily through a bulk sale, approximately $84 million in real estate-related investments during 1995 as part of a strategic effort to reduce overall exposure to real estate. As a result of these sales, the Company incurred realized capital losses which were required to be transferred to the interest maintenance reserve (IMR). However, as a result of the transfer of these realized capital losses to IMR, IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of the Company’s parent, the IDOI permitted the Company to reset the IMR to zero as of December 31, 1995. This treatment permits the Company to proceed as if it had been legally reorganized through a procedure known as a “quasi-reorganization”.

This procedure allows the Company a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change the Company’s total amount of reported capital and surplus as of December 31, 2004, it did favorably impact the 2004 and 2003 net gain from operations and net income. If the Company had not been permitted to reset the IMR to zero as of December 31, 1995, the December 31, 2004 and 2003 net gain from operations and net income would have both been reduced by $0.8 million, and capital and surplus for both years would have been increased by like amounts through a credit to the change in nonadmitted assets and related items. If the Company had not been able to reset the negative unassigned surplus to zero, paid-in and unassigned surplus would have been $451.9 million and $(43.8) million respectively, at December 31, 2004, and $451.9 million and $(104.3) million at December 31, 2003.

Use of Estimates in the Preparation of the Financial Statements

The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Accounting Policies

(A) Investments

Bonds are carried at values prescribed by the NAIC. Generally bonds are valued at amortized cost under NAIC guidelines. Preferred stocks are carried at cost unless they are below investment grade, then they are carried at market value. Short-term investments are carried at cost, which approximates fair value. All derivatives are stated at amortized cost.

Common stocks of non-affiliates are stated at market value. Common stocks of unconsolidated subsidiaries and affiliates are valued using the equity method as described in the Purposes and Procedures Manual of the Securities Valuation Office (SVO) of the NAIC. In conjunction with the coinsurance arrangement mentioned above and discussed more fully later in this note, KILICO transferred 100% of the stock of Investors Brokerage Services, Inc. (IBS), Investors Brokerage Services Insurance Agency, Inc. (IBSIA), PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively, PMG), and Chase Insurance Life Company of New York (CILCONY), formerly Zurich Life Insurance Company of New York (ZLICONY), to the Company.

Mortgage loans on real estate are stated at the aggregate unpaid principal balance, net of unamortized discount, direct write-downs and net of any valuation allowances. As part of the purchase agreement between Bank One and Kemper, certain joint venture loans were paid as a dividend to Kemper in August 2003. As a result, the Company did not own any mortgage loans on real estate at December 31, 2003. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the original loan over the maximum loan that would be permitted by law on the land without the buildings. The Company did not convert any mortgage loans to loans which required principal or interest to be paid based upon available cash flow during 2003.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Polices (continued)

Other invested assets consist of a 30% joint venture equity interest in KL-75 LLC, a limited partnership, which is carried at cost, net of write-downs and surplus notes.

Contract loans are carried at the aggregate of the unpaid balance, which is not in excess of the cash surrender values of the related policies.

Mortgage-backed/asset-backed securities are stated at amortized cost using the modified scientific method including anticipated prepayments at the date of purchase. Such amortization is included in investment income. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding increase or decrease to interest income. Prepayment assumptions for loan-backed bonds and structured securities were obtained from a survey conducted by a securities information service. These assumptions are consistent with the current interest rate and economic environment.

For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded no write-downs related to their securitized financial assets for 2004 and 2003.

Upon default or indication of potential default by an issuer of fixed maturity securities, other than securitized financial assets, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains (losses). The Company recorded no fixed maturity write-downs in 2004 related to their other than securitized financial assets, compared to write-downs of $2.6 million in 2003.

(B) Loan-Backed Securities

The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from broker-dealer survey values or internal estimates.

For agency mortgage-backed securities (Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC)), the primary pricing source used is the Merrill Lynch Securities Pricing Service. For commercial mortgage-backed and asset-backed securities, the primary pricing source used is Interactive Data. Additionally, each of these sources is supplemented by broker pricing where coverage is unavailable or where pricing is deemed to be unreliable.

(C) Investment Income and Realized Gains and Losses

Investment income is recorded when earned. All investment income due and accrued that is over 90 days past due, with the exception of mortgage loans in default, is excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2004. The total amount excluded from surplus in 2003 was $787,569.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR as discussed below, and write-

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Polices (continued)

downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses, net of deferred taxes including changes in real estate related reserves, are credited or charged to surplus.

(D) Income and Expenses

Life and interest-sensitive life insurance contract premiums are recognized as income when due, while annuity contract premiums are recognized as income when received. Deposits on deposit-type contracts are entered directly as a liability when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commission, are charged to operations as incurred.

(E) Asset Valuation Reserve and Interest Maintenance Reserve

The AVR provides for a standardized statutory investment valuation reserve for losses from investments in bonds, preferred stocks, short-term investments, mortgage loans, common stocks and other invested assets, with related increases or decreases in the AVR recorded directly to surplus. A write-down for other than temporary declines in value is recognized as a realized loss on an individual asset basis.

The IMR defers certain interest-related gains and losses (net of tax) on fixed income securities, primarily bonds and mortgage loans, which are then amortized into income over the remaining lives of the investments sold. Net deferred IMR gains are treated as a liability while net deferred IMR losses are generally treated as a non-admitted asset with a corresponding charge directly to unassigned surplus.

(F) Policy Liabilities and Other Policyholders’ Funds

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (CSO) table, with interest rates ranging from 4.0% to 6.0%. Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (CARVM). Interest crediting rates guaranteed under the contracts’ accumulation periods range from 2.7% to 6.35%. Guarantee periods can run for up to one year with minimum interest rate guarantees ranging from 1.5% to 4.5%. For contracts which have annuitized, interest rates that are used in the determination of the present value of future payments range from 3.5% to 11.25%.

Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts (GICs). The contracts qualify as insurance under state laws and were issued as nonsurrenderable immediate annuities to trusts established by a securities firm.

The securities firm sold interests in these trusts to institutional investors, primarily foreign investors for funding pension plans. Funding agreements have either fixed or variable rates of interest, are obligations of the Company’s general account, are classified as annuities for statutory purposes and are recorded as deposit-type funds.

(G) Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure. The Company cedes 90% of all new term life insurance premiums to unaffiliated reinsurers. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liability and obligation to policyholders.

In 2004, the Company entered into a new reinsurance agreement with Bank One Insurance Company (BOIC), an affiliated entity. Under the terms of the agreement, the Company reinsures certain new term insurance to BOIC. The reinsurance is a blend of coinsurance and modified coinsurance. The Company retains

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Polices (continued)

a portion of the reserve (modco) and BOIC is responsible for the remainder (coinsurance). A modified coinsurance adjustment is paid to BOIC to compensate BOIC for investment income on the reserve held by the Company. The ceded coinsurance reserve credit is collateralized with a letter of credit. BOIC retrocedes 50% of the mortality risk to third party reinsurers on a yearly renewable term basis.

In 2003, the Financial Accounting Standards Board released DIG issue B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments”. DIG issue B36 requires insurers to evaluate whether or not their modified coinsurance treaties contain embedded credit (or other) derivatives not related to the overall reinsurance obligation and creditworthiness of the ceding or assuming company. If it is determined that an embedded derivative does exist, it must be bifurcated from the reinsurance contract and accounted for separately in accordance with SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities”. Under SFAS No. 133, the embedded derivative would be recorded at fair value with changes in fair value reported in net income.

The Company has evaluated the applicability of DIG issue B36 to its modified coinsurance arrangement with BOIC and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

On September 3, 2003 (the Closing Date), KILICO transferred portions of its business through a 100% coinsurance arrangement, as well as the capital stock of its wholly-owned subsidiaries, to the Company. Prior to the Closing Date, the Company, KILICO, CILC and FLA operated under the trade name “Zurich Life” and were all, except FLA, direct, wholly-owned subsidiaries of Kemper. Following the Closing Date, KILICO remains a direct, wholly-owned subsidiary of Kemper.

These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the Purchase Agreement), between Zurich Holding Company of America (ZHCA), Kemper, KILICO, ZFS, BOIH and Bank One. Under the Purchase Agreement, Kemper, an indirect subsidiary of ZFS, agreed to sell the capital stock of the Company, CILC and Zurich Direct Inc. to BOIH. BOIH also agreed to acquire control of KILICO’s Subsidiaries. KILICO’s “Subsidiaries” include IBS, IBSIA, CILCONY, and PMG.

Upon the closing of the transactions contemplated by the Purchase Agreement on September 3, 2003 (the Closing), including the Coinsurance Agreement, effective as of the Closing (the Coinsurance Agreement), the Company assumed on a coinsurance basis, 100% of the General Account Liabilities of KILICO. The “General Account Liabilities” include all of KILICO’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (the Reinsured Policies), except for certain retained liabilities. The Reinsured Policies also include certain policies to be written by KILICO for a specified period subsequent to the Closing.

Upon the Closing, the Company also assumed on a modified coinsurance basis, a majority of the Separate Account Liabilities of KILICO. The “Separate Account Liabilities” are all liabilities that were reflected in KILICO’s separate accounts and that relate to the Reinsured Policies. Pursuant to the modified coinsurance framework under which Separate Account Liabilities are reinsured, ownership of the underlying separate accounts was not transferred to the Company.

In consideration of the Company’s assumption of the General Account Liabilities, KILICO transferred to the Company the Transferred Coinsurance Assets, less a Ceding Commission, as described below. “Transferred Coinsurance Assets” means (a)(i) all of the issued and outstanding shares of KILICO’s Subsidiaries and certain other assets (software, fixtures, equipment, etc.), (ii) certain investment assets, and (iii) cash or cash equivalents, having an aggregate market value equal to the amount as of the Closing of the General Account Reserves, as defined in the coinsurance agreement, plus (b) KILICO’s interest maintenance reserve as of the Closing (excluding the interest maintenance reserve created as a result of the realization of gain associated with transferring the Transferred Coinsurance Assets at market value rather than book value) minus (c) the aggregate amount of accruals with respect to the Reinsured Policies.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Polices (continued)

Pursuant to the Coinsurance Agreement, the Company established a trust account (the Security Trust Account) for the exclusive benefit of KILICO, funded with assets equal to 100% of the general account reserves reinsured by the Company, adjusted on a quarterly basis. The Company is required to maintain the Security Trust Account in effect until the general account reserves assumed from KILICO are $400 million or less.

KILICO also transferred to the Company in consideration of the Company’s reinsurance of future liabilities and obligations, in respect of the Reinsured Policies, future premiums, premiums receivable, contract loan receivables, reinsurance recoverables, separate account revenues, agents debit balances and all other fees, charges and amounts. In addition, pursuant to the coinsurance agreement, the ministerial actions required of KILICO with respect to the Bank Owned Life Insurance policies (the “BOLI Policies”) are performed by the Company in exchange for an income stream of 8 to 12 basis points earned on the value of the invested assets of the BOLI Policies. KILICO has also agreed that, for a period of three years following the Closing, it will not issue any new BOLI Policies.

The “Ceding Commission” was $120 million, subject to a market value adjustment with respect to the Transferred Coinsurance Assets. The Ceding Commission was not transferred from the Company to KILICO, but rather was withheld from the investment assets transferred from KILICO to the Company as part of the Transferred Coinsurance Assets. Both the Company and KILICO finalized their settlement in February 2004. The resulting closing adjustment resulted in a decrease of $9.3 million in other amounts receivable under reinsurance contracts in the balance sheet as of February 2004.

KILICO remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded to the Company and is not relieved of its obligations. Assets in support of the reserves for future policyholder benefits assumed by the Company as part of the Coinsurance Agreement totaled $3.5 billion. Separate account assets that support the Separate Account Liabilities under the modified coinsurance arrangement totaled approximately $2.1 billion.

The following is a summary of line items on the Statements of Admitted Assets, Liabilities and Capital Stock and Surplus affected by the accounting for the initial coinsurance transaction.

Debit/(Credit)
(in millions)
Invested assets	$3,270.9
Accrued investment income	135.3
Receivable from KILICO	78.6

Total assets	3,484.8

Aggregate reserves	(3,327.2)
Deposit-type funds (supplemental contracts without life contingencies and beneficiary account)	(158.7)
Separate account reserves—CRVM/CARVM expense allowance	28.3
Life contract claims	(24.2)
Remittances and items unallocated	(9.3)
IMR	(83.6)
Federal taxes—initial commission	18.1

Total liabilities	(3,556.6)

Surplus—initial commission, net of tax	33.7
Surplus—IMR related to Transferred Coinsurance Assets	43.4
Surplus—additional proceeds—IMR	(5.3)

Total surplus decrease	$71.8

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Polices (continued)

The following is a summary of line items on the Statement of Operations affected by the accounting for the initial coinsurance transaction.

Debit/(Credit)
(in millions)
Premiums and supplementary contract considerations with life contingencies	$(3,344.5)
Commissions and expense allowances initial commission	51.8
IMR assumed from reinsurer, included in asset transfer	40.3
IMR assumed from reinsurer, realized gain on asset transfer after tax	43.4
Assumed change in expense allowances—separate account reserves	(28.3)
Increase in aggregate reserves for life and annuity contracts	3,327.2
Tax provision, equal to tax on initial commission	(18.1)

Net loss—initial reinsurance transaction	$71.8

As part of the coinsurance agreement, the Company is responsible for providing certain administrative services with respect to the reinsured business. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

In addition, under a separate transition services agreement, the Company is responsible for providing services in the following categories to KILICO for up to one year from the date of the Closing: legal support services, accounting and financial operations services and support, actuarial services and support, information technology services and support, policyholder and distributor services and support, distributor relationship management services, product management services, tax administration support services, disaster recovery, system conversion services and other services as required. Prior to the Closing, KILICO and the Company shared common management and employees. The transition services agreement is designed to facilitate KILICO’s continued operations, in substantially the same manner as it operated prior to the Closing, while KILICO transitions to a new management team and new employees.

(H) Federal Income Taxes

The Company filed a consolidated federal income tax return with ZHCA, for the period January 1, 2003 through August 31, 2003. For the period September 1, 2003 through December 31, 2004 and subsequent years, the Company will file a separate federal income tax return.

The reporting of federal and foreign income taxes under statutory accounting is similar to the reporting requirements under GAAP, except for the following differences: (1) under statutory accounting, the calculation of state income taxes incurred is limited to taxes due on the current year’s taxable income and any adjustments due to changes in prior year returns; therefore, deferred state income taxes are not recorded; (2) the estimate of the current state income tax expense is not a component of income taxes incurred. Instead, current state income tax is reported as a component of insurance taxes, licenses and fees and is an element of pre-tax book income; (3) under GAAP, Statement of Financial Accounting Standards (SFAS) 109 contains a requirement to reduce the amount of deferred tax assets (DTAs) by a valuation allowance if it is more likely than not that some portion of the deferred tax asset will not be realized. No such provision is required by statutory accounting. Instead, statutory accounting requires that the gross DTA be subject to an admissibility test. The admissibility test has three parts. The first two parts determine the portion of the gross DTA that can be reduced to cash or result in a reduction of future cash taxes within the next twelve months. The third part of the test permits admission of gross DTAs to the extent of gross deferred tax liabilities (DTLs); and (4) under statutory accounting, any changes in DTAs and DTLs are to be recognized as a separate component of the change in unassigned surplus. Therefore, changes in the DTAs and DTLs will not be included in current year income. This differs from GAAP, which reports the change in deferred income taxes as a component of the total tax provision rather than as a direct adjustment to unassigned surplus.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(2) Summary of Significant Accounting Polices (continued)

(I) Nonadmitted Assets

Certain assets designated as “non-admitted assets”, such as certain fixed assets and advances to agents, have been excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus through a direct charge against unassigned surplus.

(J) Cash Flow Information

The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with a maturity of one year or less when purchased, to be short-term investments.

(K) Premiums Deferred and Uncollected

Premiums deferred and uncollected represent modal premiums due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current year has been collected. Also, where policy reserves have been provided on a continuous premium assumption, premiums uncollected are similarly defined.

(L) Other Assets

The Company purchased a $60 million group variable life insurance policy covering all current employees as of February 14, 2002 from KILICO. The transaction, as business-owned life insurance, permits the Company to indirectly fund certain of its employee benefit obligations. The asset is included in other assets at the cash surrender value. The changes in cash surrender value on this policy are recorded as other income in the Statutory Statements of Operations.

(M) Policyholder Dividends

Dividends to policyholders are determined annually and are payable only upon declaration by the Board of Directors. An estimated provision has been made for dividends expected to be paid in the following calendar year.

(N) Reclassifications

Necessary reclassifications are made in prior period financial statements whenever appropriate to conform to the current presentation.

(3) Restatement of 2003 Balances

The Company identified $18,706,934 in adjustments to the 2003 life reserves balance, relating to use of improper premium payment patterns and reserve factors. The Company also identified $3,149,735 in adjustments to the commissions payable balance, relating to business written prior to 2003. (See note 18 for further discussion of these adjustments). Accordingly, the Company has restated its 2003 financial statements to properly state its life and annuity reserves and other liabilities balances. The effect of these adjustments are summarized as follows:

	As previously reported	Adjustment	Restated
December 31, 2003:
Net deferred tax asset	$6,715,877	$8,206,635	$14,922,512
Life and annuity reserves	4,397,159,199	18,706,934	4,415,866,133
Other liabilities	5,091,869	4,740,595	9,832,464
Unassigned surplus as of December 31, 2002	44,760,489	(3,081,387)	41,679,102
Change in net deferred tax asset	(600,208)	6,547,427	5,947,219

For the year ended December 31, 2003:
Increase in aggregate reserves for life policies and annuity contracts	$3,330,909,876	$18,706,934	$3,349,616,810
Net loss	(90,873,989)	(18,706,934)	(109,580,923)

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(4) Invested Assets and Other Related Income

Bonds

The amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of bonds at December 31, 2004 and 2003, were as follows (in thousands):

	2004
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Government securities	$25,155	$2,045	$—	$27,200
All other governments	7,045	154	—	7,199
States, territories and possessions	73,941	959	(101)	74,799
Special revenue	417,239	3,186	(1,959)	418,466
Public utilities	249,804	11,892	(460)	261,236
Industrial and miscellaneous	3,701,268	104,011	(7,581)	3,797,698

Total bonds	$4,474,452	$122,247	$(10,101)	$4,586,598

	2003
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Government securities	$36,925	$3,208	$—	$40,133
All other governments	7,089	99	—	7,188
States, territories and possessions	73,876	1,335	(85)	75,126
Special revenue	557,125	4,233	(1,619)	559,739
Public utilities	256,176	11,447	(102)	267,521
Industrial and miscellaneous	3,764,889	117,961	(3,398)	3,879,452

Total bonds	$4,696,080	$138,283	$(5,204)	$4,829,159

The amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity, are presented in the following table (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed and asset-backed securities may be substantially shorter than their contractual maturity because they may require monthly principal installments and such loans may prepay principal.

	Amortized Cost	Estimated Fair Value
Due in one year or less	$83,389	$84,086
Due after one year through five years	1,361,423	1,386,026
Due after five years through ten years	1,688,940	1,749,458
Due after ten years	178,196	191,093
Securities not due at a single maturity date—primarily mortgage and asset-backed securities(1)	1,162,504	1,175,935

	$4,474,452	$4,586,598

(1)	Weighted average life of approximately 3.4 years.

Approximately 13.3% of the investment-grade fixed maturity securities at December 31, 2004 were residential mortgage-backed securities, down from 17.1% at December 31, 2003. Approximately 8.4% of the investment-grade fixed maturity securities at December 31, 2004 were commercial mortgage-backed securities, compared with 7.9% at December 31, 2003. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the GNMA, FNMA, or FHLMC and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(4) Invested Assets and Other Related Income (continued)

not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company’s mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

Approximately 3.4% and 4.9% of the investment-grade fixed maturity securities at December 31, 2004 and 2003, respectively, consisted of asset-backed securities. The majority of investments in asset-backed securities were backed by auto loans (40.1%), credit card loans (26.3%), manufactured housing loans (16.0%), and home equity loans (15.4%).

Gross proceeds, realized gains and realized losses on bonds sold at the discretion of the Company for the years ended December 31, 2004 and 2003, were as follows (in millions):

	2004	2003
Gross proceeds	$394.7	$488.9
Gross realized gains	$6.2	$15.7
Gross realized losses	$3.8	$16.8

Bonds with amortized values of $3.3 million were on deposit with governmental authorities as required by law at December 31, 2004.

Equity Securities

The fair value of preferred stock was $83.9 million and $85.7 million at December 31, 2004 and 2003, respectively. The cost of common stock was $160.4 million at both December 31, 2004 and 2003.

Real Estate-Related Investments

The Company does not own any mortgage loans on real estate at December 2004.

As part of the purchase agreement between Bank One and Kemper, certain joint venture loans were transferred to KILICO in exchange for investment-grade bonds. The remaining joint venture loans were paid as a dividend to Kemper in August 2003. Therefore, the Company did not own any mortgage loans on real estate as of December 31, 2003.

Net Investment Income

The sources of net investment income for the years ended December 31, 2004 and 2003 were as follows (in thousands):

	2004	2003
Interest on fixed maturity securities	$231,375	$144,254
Dividends on equity securities	5,743	3,382
Income from short-term investments	1,003	405
Income from mortgage loans	—	2,296
Income from contract loans	21,927	10,171
Income from other loans and investments	4,021	2,122

Total investment income	264,069	162,630
Investment expense	(7,035)	(7,832)

Net investment income	$257,034	$154,798

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(4) Invested Assets and Other Related Income (continued)

Net Realized Capital Gains and Losses

Net realized capital gains (losses) for the years ended December 31, 2004 and 2003 were as follows (in thousands):

	2004	2003
Fixed maturity securities	$2,789	$(3,439)
Interest rate swap	(6,832)	—
Equity securities	—	790
Other	935	(589)

Net realized capital losses before federal income tax benefit	(3,108)	(3,238)
Federal income tax benefit	—	—

Net realized capital losses after taxes	(3,108)	(3,238)
Net losses (gains) transferred to the IMR	(2,299)	593

Total realized capital losses	$(5,407)	$(2,645)

In order to qualify for the short-cut accounting method under GAAP accounting rules, and to reduce its exposure to Zurich Capital Markets (ZCM), the Company terminated two interest rate swaps on July 1, 2004, realizing a loss of $6.8 million.

The following shows the Company’s investments’ fair value and gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 and 2003 (in thousands):

	December 31, 2004
	Less than 12 months		12 months or longer		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Treasury Obligations	$—	$—	$—	$—	$—	$—
Federal Agency mortgage backed securities	174,118	(1,507)	26,485	(452)	200,603	(1,959)
Corporate bonds	781,965	(7,467)	17,807	(675)	799,772	(8,142)

Subtotal debt securities	956,083	(8,974)	44,292	(1,127)	1,000,375	(10,101)
Common Stock	—	—	—	—	—	—

Total temporarily impaired securities	$956,083	$(8,974)	$44,292	$(1,127)	$1,000,375	$(10,101)

	December 31, 2003
	Less than 12 months		12 months or longer		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Treasury Obligations	$—	$—	$—	$—	$—	$—
Federal Agency mortgage backed securities	251,068	(1,619)	—	—	251,068	(1,619)
Corporate bonds	340,089	(3,579)	307	(6)	340,396	(3,585)

Subtotal debt securities	591,157	(5,198)	307	(6)	591,464	(5,204)
Common Stock	—	—	—	—	—	—

Total temporarily impaired securities	$591,157	$(5,198)	$307	$(6)	$591,464	$(5,204)

At December 31, 2004, 127 different fixed maturity securities represented 100% of the Company’s $10.1 million total unrealized loss. Unrealized losses in the fixed maturity investment portfolio, including US government agencies, mortgage and asset backed securities and corporate bonds, were primarily due to higher

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(4) Invested Assets and Other Related Income (continued)

interest rates during 2004. The Company held no securities of a single issuer that were at an unrealized loss position in excess of 5.9% of the total unrealized loss amount as of December 31, 2004. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, management’s intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer’s financials condition or near term recovery prospects and the effects of changes in interest rates. In addition, for securitized financial assets with contractual cash flows (e.g. asset-backed and mortgage-backed securities), projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. As of December 31, 2004, management’s expectation of the discounted future cash flows on these securities was in excess of the associated securities’ amortized costs.

(5) Concentration of Credit Risk

The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities.

As part of the purchase agreement between Bank One and Kemper, certain joint venture loans were transferred to KILICO in exchange for investment-grade bonds. The remaining joint venture loans were paid as a dividend to Kemper in August 2003. Therefore, the Company did not own any mortgage loans on real estate as of December 31, 2003.

(6) Fair Value of Financial Instruments

Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

The following methods and assumptions were used to estimate the fair value of financial instruments for which it is practicable to estimate that value:

Bonds and Equity Securities

Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company’s portfolio manager and affiliate, Bank One Investment Advisors (BOIA).

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(6) Fair Value of Financial Instruments (continued)

Cash and Short-Term Investments

The carrying amounts for these instruments approximate fair values.

Interest Rate Swaps

Fair values are determined by taking the present value of net future cash flows, which are based upon the LIBOR curve at the most recent valuation date.

Contract Loans and Other Invested Assets

The carrying value of contract loans approximates the fair value as the Company adjusts the rates to remain competitive. The carrying values for other invested assets approximate fair values.

Life Policy Benefits

For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2004 and 2003, were as follows (in thousands):

	2004		2003
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial instruments recorded as assets:
Bonds	$4,474,452	$4,586,598	$4,696,080	$4,829,159
Equity securities (excluding real estate-related investments)	247,132	250,032	245,440	250,221
Cash and short-term investments	50,755	50,755	268,301	268,301
Contract loans	265,765	265,765	282,027	282,027
Other invested assets (excluding real estate-related investments)	10,002	10,479	16,525	17,505
Financial instruments recorded as liabilities—aggregate reserves for policies and contracts and supplementary contracts excluding term life reserves	4,482,446	4,414,440	5,046,337	5,000,546

(7) Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus are as follows:

	December 31, 2004	December 31, 2003 As Restated
Total of all deferred tax assets (DTAs)	$64,437,860	$73,965,603
Total of all deferred tax liabilities (DTLs)	(9,182,845)	(5,488,406)

Net deferred tax asset	55,255,015	68,477,197
Deferred tax assets nonadmitted	(49,292,765)	(53,554,685)

Net admitted deferred tax asset	$5,962,250	$14,922,512

(Increase) decrease in nonadmitted deferred tax asset	$4,261,920

All deferred tax liabilities are recognized.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(7) Income Taxes (continued)

The Company’s income tax expense and change in deferred tax assets and liabilities differ from the amount obtained by applying the federal statutory rate of 35% to net income before taxes. The significant items causing this difference are: change in cash surrender value of life insurance, finalization of the purchase price of the Company by Bank One, nondeductible expenses, adjustment for prior year provision to return differences, and the amortization of the interest maintenance reserve.

The components of incurred tax expense and the change in DTAs and DTLs are as follows:

	2004	2003
Current income tax expense—operations	$2,489,765	$44,436,088
Current income tax benefit—capital gains	—	—

Current income tax incurred	$2,489,765	$44,436,088

The changes in the main components of DTAs and DTLs are as follows:

	December 31, 2004	December 31, 2003 As Restated	Change
DTAs:
Life insurance reserves	$22,411,835	$25,272,475	$(2,860,640)
Deferred acquisition costs	22,949,582	20,717,164	2,232,418
Nonadmitted assets	551,097	551,097	—
Accrued expenses	3,438,064	5,545,610	(2,107,546)
Resisted claims	685,172	680,115	5,057
Basis difference in bonds and stocks	14,189,607	20,247,270	(6,057,663)
Other	212,503	951,872	(739,369)

Total DTAs	64,437,860	73,965,603	(9,527,743)
Nonadmitted DTAs	(49,292,765)	(53,554,685)	4,261,920

Admitted DTAs	$15,145,095	$20,410,918	$(5,265,823)

	December 31, 2004	December 31, 2003	Change
DTLs:
Market discount on bonds	$(353,097)	$—	$(353,097)
Deferred and uncollected premiums	(4,255,253)	(2,811,749)	(1,443,504)
Loading/cost of collection	(2,833,410)	(1,457,508)	(1,375,902)
Accrued interest on funding agreement	(1,561,862)	(1,167,532)	(394,330)
Other	(179,223)	(51,617)	(127,606)

Total DTLs	$(9,182,845)	$(5,488,406)	$(3,694,439)

Net admitted deferred tax asset	$5,962,249	$14,922,512	$(8,960,263)

The change in the net deferred income tax asset is composed of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Capital Stock and Surplus):

	December 31, 2004	December 31, 2003 As Restated	Change
Total DTAs	$64,437,860	$73,965,603	$(9,527,743)
Total DTLs	(9,182,845)	(5,488,406)	(3,694,439)

Net deferred tax asset	$55,255,015	$68,477,197	(13,222,182)

Tax effect of unrealized gains (losses)			—

Change in net deferred income tax			$(13,222,182)

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(7) Income Taxes (continued)

In 2004 and 2003, the change in the tax effect of unrealized gains/losses has been reflected in the Statutory Statements of Capital Stock and Surplus within the change in net deferred tax asset.

As of December 31, 2004 and 2003, the Company did not have any operating loss carryforwards.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004	$14,293,567
2003	$9,198,597
2002	$—

The Company files a separate income tax return.

(8) Information Concerning Parent, Subsidiaries and Affiliates

All of the outstanding shares of the Company are owned by BOIH. As of September 3, 2003, BOIH also owned 100 % of the issued and outstanding common stock of CILC.

In the third quarter of 2003, KILICO exchanged certain invested assets with the Company. These invested assets were to be excluded from the companies acquired by BOIH as outlined in the Purchase Agreement and substituted with different invested assets. The net difference between the excluded assets and the substituted assets received by the Company was treated as a capital contribution from Kemper in the amount of $9.4 million.

In the fourth quarter of 2003, BOIH contributed cash of $225.2 million to the Company.

In the fourth quarter of 2003, BOIH contributed 100% of its investment in CILC at a cost of $91.4 million in the form of a capital contribution to the Company.

During 2004, the Company paid no dividends. During 2003, the Company paid cash dividends to Kemper according to the following schedule:

Month	2003	Type
March	$10,000,000	Cash dividend
September	30,089,041	Liquidating distribution

Total paid to Kemper	40,089,041
September—paid to BOIH	9,335,145	Non cash dividend

Total	$49,424,186

The Company transferred its investment in a leveraged lease to Kemper in the form of a dividend. In August 2003, the Company sold its investment in an affiliated mortgage loan of $5.6 million to KILICO. In September 2003, the Company dividended its investments in IBS, IBSIA and PMG to BOIH.

Through August 2003, KILICO, CILC, and CILCONY utilized the management, employees, and home office space of the Company. Expenses were allocated to KILICO, CILC and CILCONY based upon their actual utilization of the Company’s employees and facilities. Expenses allocated to KILICO, CILC, and CILCONY during 2004 and 2003 amounted to $13.2 million and $24.5 million, respectively. Subsequent to August 2003, CILC and CILCONY continue to utilize the management, employees and home office space of the Company. Expenses continue to be allocated to CILC and CILCONY based on their actual utilization of the Company’s employees and facilities. KILICO also continues to utilize the management, employees and home office space and is charged expenses based on a transition services agreement.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(8) Information Concerning Parent, Subsidiaries and Affiliates (continued)

The Company has a service agreement with BOIA. BOIA provides investment services, including purchases and sales of securities, under the supervision of the investment committee of the Company. The Company recorded investment management fees of $3.0 million and $0.6 million for 2004 and 2003, respectively. The expenses are included in net investment income within the Statements of Operations.

Beginning in 2004, the Company was allocated expenses related to certain administrative services provided by Bank One. These services include payment of the Company’s payroll costs, occupancy costs, equipment rentals and communications costs, as well as various other operating expenses. The Company recorded operating expenses allocated from Bank One of $25.0 million for 2004.

In 2004, the Company entered into a new reinsurance agreement with BOIC (See Note 2 Summary of Significant Accounting Policies).

At December 31, 2004 and 2003, the Company reported the following amounts due from or (to) related parties:

	2004	2003
BOIC	$54,823	$—
IBS	—	4,962
CIDI	209,469	—
PMG Group	399,674	148,509
CILCONY	—	150,633
FLA	3,360,668	—
Chase Insurance Direct Agency, Inc. of Massachusetts	—	23,407
CILC	—	1,296,013

Receivable from related parties	$4,024,634	$1,623,524

	2004	2003
Bank One Chicago	$(9,119)	$—
Bank One Management	(28)	—
Bank One Securities	(14,615)	—
IBS	(4,918)	—
IBSIA	(86)	—
CILC	(801,121)	—
CILCONY	(148,011)	—
FLA	—	(2,926,100)
CIDI	—	(831,334)

Payable to related parties	$(977,898)	$(3,757,434)

Net receivable (payable) from related parties	$3,046,736	$(2,133,910)

Related party receivables and payables are settled each month.

The Company had a formal management and services agreement with FLA, which charged FLA based upon certain predetermined charges and factors. The Company shared management, operations and employees with FLA. The Company recorded management fee revenue from FLA of $7.5 million and $7.7 million for 2004 and 2003, respectively. The revenue is recorded as management and administration fees within the Statements of Operations.

In June, 2004, the Company received formal notice of termination of the Agreement from FLA. The Agreement will terminate effective December 31, 2005.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(9) Life Reserves

(A) Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. The Company holds reserves for surrender values promised in excess of the legally computed reserves. Substandard reserves are principally computed on the basis of the tabular interest and multiples of the tabular mortality. As of December 31, 2004, the Company had $20.2 billion of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Illinois. Reserves to cover the above insurance totaled $107.4 million.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding in addition one half of the net valuation premium for the modal period.

Tabular interest, tabular less actual reserve released and tabular cost have been determined by formulas used in accordance with the NAIC Annual Statement Instructions. Tabular interest on deposit funds not involving life contingencies is determined as a balance item where interest is included in other items at appropriate rates and adjustments due to changes in valuation basis or other increases have been reflected.

(B) Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

	December 31, 2004		December 31, 2003
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$476,941,996	13.32%	$457,229,982	10.93%
At book value less current surrender charge of 5% or more	424,598,542	11.85	541,509,624	12.94
At fair value	41,052,451	1.15	—	—
At book value without adjustment (minimal or no charge or adjustment)	2,280,113,672	63.66	2,226,753,806	53.21
Not subject to discretionary withdrawal	359,157,081	10.02	959,339,161	22.92

Total (gross)	3,581,863,742	100.00%	4,184,832,573	100.00%

Reinsurance ceded	285,681		98,294,387

Total (net)	$3,581,578,061		$4,086,538,186

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

Life and Accident and Health Annual Statement:

December 31, 2004
Annuities, total (net)	$3,055,451,573
Supplemental contracts with life contingencies, total (net)	83,599,563
Deposit-type contracts, total (net)	401,474,474

Subtotal	3,540,525,610

Separate Accounts Annual Statement:
Annuities	41,052,451

Subtotal	41,052,451

Total	$3,581,578,061

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(10) Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2004 and 2003 were as follows:

	2004		2003
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$338,834	$107,482	$160,328	$102,556
Ordinary renewal	11,800,275	20,131,543	7,866,734	12,090,070
Group life	18,759	14,299	6,508	5,253

Total	$12,157,868	$20,253,324	$8,033,570	$12,197,879

(11) Reinsurance

At December 31, 2004 and 2003, the deductions for reinsurance assumed from affiliated and unaffiliated insurance companies were as follows (in millions):

	2004	2003
Reserves assumed from affiliated insurance companies	$—	$—
Reserves assumed from unaffiliated insurance companies	3,411.2	3,510.5

Total reserves assumed	$3,411.2	$3,510.5

Premiums assumed from affiliated insurance companies	$—	$—
Premiums assumed from unaffiliated insurance companies	94.7	3,383.1

Total premiums assumed	$94.7	$3,383.1

Benefits assumed from affiliated insurance companies	$—	$—
Benefits assumed from unaffiliated insurance companies	311.7	100.0

Total benefits assumed	$311.7	$100.0

At December 31, 2004 and 2003, the deductions for reinsurance ceded to affiliated and unaffiliated insurance companies were as follows (in millions):

	2004	2003
Reserves ceded to affiliated insurance companies	$24.0	$15.1
Reserves ceded to unaffiliated insurance companies	648.2	616.3

Total reserves ceded	$672.2	$631.4

Premiums ceded to affiliated insurance companies	$17.5	$13.9
Premiums ceded to unaffiliated insurance companies	227.9	218.0

Total premiums ceded	$245.4	$231.9

Benefits ceded to affiliated insurance companies	$7.2	$12.9
Benefits ceded to unaffiliated insurance companies	166.9	138.5

Total benefits ceded	$174.1	$151.4

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(11) Reinsurance (continued)

Such amounts related to life insurance in force at December 31, 2004 and 2003 were as follows (in billions):

	2004	2003
Direct and assumed	$147.1	$142.3

Ceded to:
Affiliated insurance companies	3.9	1.5
Unaffiliated insurance companies	120.4	119.8

Total ceded	$124.3	$121.3

(12) Capital Stock and Surplus

The Company has 500,000 shares of common stock, $20 par value, authorized, and 136,351 shares issued and outstanding, all owned by BOIH.

The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted if such dividend, together with other distributions during the twelve preceding months would exceed the greater of 10% of statutory surplus as regards policyholders as of the preceding December 31, or statutory net income for the preceding calendar year. If the limitation is exceeded, then such proposed dividend must be reported to the Director of Insurance at least 30 days prior to the proposed payment date and may be paid only if not disapproved. Illinois insurance laws also permit payment of dividends only out of earned surplus, exclusive of most unrealized capital gains. The maximum amount of dividends which can be paid by the Company without prior approval in 2005 is zero.

Unassigned funds (surplus) represented or (reduced) in aggregate by each item below at December 31, 2004 and 2003 is as follows:

	2004	2003
Net unrealized gains and losses, net of tax	$9,379,490	$7,687,998
Nonadmitted asset values	(55,945,828)	(58,611,505)
Separate account business	2,197,921	—
Asset valuation reserve	(13,431,489)	(7,018,146)
Reinsurance in unauthorized companies	(1,400,893)	(3,967,704)

(13) Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and  Other Postretirement Benefit Plans

At December 31, 2004, all employees of the Company are covered by a defined contribution plan sponsored by JP Morgan. Expenses of the plan are allocated to the Company.

Postretirement Benefit Plans

Through September 3, 2003, the Company sponsored a Postretirement benefit plan covering all employees. The Company allocated a portion of plan expenses and obligations to KILICO, CILC and CIDI up to the date of the Bank One acquisition. As part of the Bank One acquisition, all the liabilities related to the Postretirement benefit plan and the qualified defined contribution pension plan were transferred back to the Company prior to September 3, 2003.

In 2004, the Company transferred the Postretirement benefit obligation to Bank One. The Company does not have a defined benefit pension plan.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(13) Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and  Other Postretirement Benefit Plans (continued)

The Company’s portion of assets, obligations and assumptions of the Postretirement benefit plans are as follows at December 31, 2004 and 2003:

	Postretirement Benefits
	2004	2003
Change in benefit obligation:
Benefit obligation at beginning of year	$3,663,418	$1,226,361
Service cost	—	42,000
Interest cost	—	106,000
Benefits paid	—	(61,000)
Plan amendments	(3,663,418)	2,350,057

Benefit obligation at end of year	$—	$3,663,418

Funded status at December 31	$—	$(3,663,418)
Remaining net obligation or net asset at initial date of application	—	1,329,310

Accrued benefit liability	$—	$(2,334,108)

Components of net periodic benefit cost:
Service cost	$—	$42,000
Interest cost	—	106,000

Total net periodic benefit cost	$—	$148,000

The accrued benefit liability had been reflected in the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus within general expenses due or accrued. The total net periodic benefit cost has been reflected in the Statutory Statements of Operations within general expenses.

At December 31, 2003, the assumed discount rate was 6.3% and the rate of compensation increase was 4.0%. There was no long-term rate of return on plan assets.

The Company had multiple non-pension Postretirement benefit plans. The health care plans were contributory, with participants’ contributions adjusted annually; the life insurance plans were noncontributory. The accounting for the health care plans anticipated future cost-sharing changes to the written plan that were consistent with the Company’s expressed intent to increase retiree contributions, decreasing the Company’s share of such expenses. For measurement of the 2003 periodic cost, an annual rate of increase of 10.0% was assumed for 2003 in the cost of covered healthcare benefits; this range was assumed to decrease to 5.0% in years 2010 thereafter. In 2004, the Company transferred the plans to Bank One.

Defined Contribution Plans

The Company’s employees were covered by qualified defined contribution plans sponsored by the Company in 2003. From January 1, 2004 through June 30, 2004, employees were covered by a qualified defined contribution pension plan sponsored by Bank One, with JP Morgan Chase & Co. assuming sponsorship thereafter. There was no discretionary profit sharing payout in 2004 for the 2003 plan year.

Details of the Company’s defined contribution plans’ expense for the years 2004 and 2003 are as follows:

	2004	2003
401(k) Plan Company match	$560,258	$351,633
Money Purchase Plan	1,027,418	624,513
Profit Sharing Plan	843,992	—

Total expense	$2,431,668	$976,146

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(13) Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and  Other Postretirement Benefit Plans (continued)

Contributions of 5% of each employee’s compensation were made each year under the Money Purchase Plan. This plan ended in 2003 with the 2003 payment made in 2004. As of February 2004, the Money Purchase Plan was merged with Bank One’s Saving and Investment Plan.

The defined contribution plans’ expense has been reflected in the Statutory Statements of Operations within general expenses.

(14) Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with  Concentrations of Credit Risk

The Company was party to an interest rate swap agreement with ZCM. The Company invests primarily in fixed rate investments. A floating rate funding agreement was sold in 2000, and the Company subsequently entered into an interest rate swap agreement. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2004, the Company settled its existing interest rate swap agreements with ZCM in order to reduce its exposure to the counterparty. A new interest rate swap agreement was opened with Morgan Stanley in order for the Company to qualify for the short-cut accounting method under GAAP. In 2004 and 2003, the Company paid $3.8 million and $7.5 million respectively, as settlement for the difference between the fixed-rate and floating-rate interest.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of the contracts. At December 31, 2004, an open swap agreement with a notional value of $60.0 million had a market value of ($0.8) million, with an expiration date of December 2007. At December 31, 2003, open swap agreements with notional values of $160.0 million had negative market values of ($10.6) million, with expiration dates ranging from November 2004 through December 2007.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with credit-worthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. One hundred percent of the net credit exposure for the Company from derivative contracts is with an investment-grade counter-party.

(15) General Nature and Characteristics of Separate Accounts Business

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding periodic and flexible payment variable annuity contracts, qualified and nonqualified individual and group variable annuity contracts, market value adjusted deferred annuity contracts, and individual and group variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders.

The Company receives fees from the Separate Accounts which consist of mortality and expense risk charges, record maintenance fees and other administrative charges.

The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the Separate Accounts are carried at current market value, which is based upon the closing bid price, net asset value, at December 31, 2004. The negative liability for transfers to Separate Accounts due or accrued represents the termination value (accumulated value less surrender charges) of the variable annuity and variable life insurance contracts at December 31, 2004.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(15) General Nature and Characteristics of Separate Accounts Business (continued)

Information regarding the separate accounts of the Company is as follows (in thousands):

	Nonindexed Guarantee Less Then/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2004	$—	$—	$31,434	$31,434

Reserves at December 31, 2004	$—	$—	$41,052	$41,052

For accounts with assets at:
Fair value	$—	$—	$41,052	$41,052
Amortized cost	—	—	—	—

Total reserves	$—	$—	$41,052	$41,052

By withdrawal characteristics:
With MV adjustment	$—	$—	$—	$—
At fair value	—	—	41,052	41,052

Total	$—	$—	$41,052	$41,052

The difference between the separate account reserves shown above and the total separate account assets and liabilities of $55.3 million per the Statements of Admitted Assets, Liabilities and Capital and Surplus is primarily a payable to the general account on the Liabilities and Surplus page of the Company’s Separate Accounts Annual Statement. The payable represents transfers from the variable option to the fixed option for certain products.

The following is a reconciliation of net transfers to (from) the Company’s separate accounts for the years ended December 31, 2004 and 2003 (in thousands):

	2004	2003
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$31,434	$—
Transfers from separate accounts	(7,626)	—

Net transfers to separate accounts	39,060	—
Reconciling adjustments:
Separate accounts trading loss	(1)	—
Premium payment bonus	(352)	—
Other	(1,357)	—

Net transfers to separate accounts as reported in the statements of operations	$37,350	$—

(16) Leases

The Company leases office and computer equipment under various non-cancelable operating lease agreements that expire through December 2006. Rental expense for 2004 and 2003 was approximately $0.7 million and $1.1 million, respectively.

In 2004, the Company moved to a Bank One owned facility and renegotiated the prior lease agreement. Rental expense for 2004 and 2003 was approximately $5.0 million and $8.4 million, respectively. The Company does not have any renewal option extensions.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(16) Leases (continued)

At December 31, 2004, the future minimum aggregate rental commitments are as follows (in thousands):

Year Ending December 31	Operating Leases
2004	$3,140
2005	638
2006	6

(17) Contingencies

The Company is unaware of any contingent liability, which may materially affect its financial position or results of operations.

The Company has not committed reserves to cover any contingent liabilities.

There are no pending legal proceedings, which are beyond the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position or results of operations of the Company. The Company does not act as an intermediary/broker in over the-counter-derivative instrument transactions. The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2004 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as for an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

(18) Reconciliation to Annual Statement

Restatements to 2003

During 2004, the Company corrected its life reserves for the year 2003 for two reasons. The first was to correct the determination of the ceded net valuation premiums on certain universal life products and, secondly, to reflect a correction of the application of the selected factors on XXX reserves. In total, the correction of $18.7 million was recorded in the audited statutory financial statements and footnotes as an increase to aggregate reserves for life policies and contracts as of December 31, 2003. This correction was shown as a surplus adjustment on the Summary of Operations in the Company’s 2004 Annual Statement.

In conjunction with the Bank One acquisition and related due diligence activities, reconciliations of certain agents balances and due and accrued commissions accounts were completed. The reconciliations revealed that the Company’s subsidiary ledgers did not agree to the amounts recorded in the general ledger accounts. The Company completed a detailed analysis in February 2005, that resulted in a net increase in the commission liabilities of $4.7 million. Because the balances primarily pre-date the Bank One acquisition, the correction is reflected, net of deferred taxes, as a charge to the Company’s beginning surplus in 2003.

Adjustments to 2003 Filed Annual Statement

Subsequent to the filing of the 2003 Annual Statement, it was discovered that the 2003 tax provision had been recorded incorrectly. The Company did not record an adequate income tax provision for the pre-acquisition period in the initial income tax provision calculation that was included in the 2003 Annual Statement. The adjustment to correct this error had no net effect on surplus as reflected in the Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2003. This adjustment was recorded as a decrease to unassigned surplus of $18,250,819 to record the additional tax liability for the pre-acquisition period as well as an increase to Paid in Capital of $18,250,819. As a result of the details set forth in the Purchase Agreement, this additional income tax provision is borne by ZHCA and as such, recorded as an increase to Paid in Capital. This adjustment also increased the net loss reflected in the Statements of Operations by $18,250,819 for the year ended December 31, 2003.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

(18) Reconciliation to Annual Statement (continued)

In addition, for the post-acquisition period the Company failed to capitalize the appropriate amount of acquisition costs in the calculation which was included in the 2003 Annual Statement. The adjustment to correct this error in the audited statutory financial statements decreased surplus by $6,252,808 reflected in the Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2003 and increased the net loss reflected in the Statements of Operations by $9,479,059 for the year ended December 31, 2003. The following table represents a reconciliation from the balances reported in the accompanying financial statements to those reported in the related annual statements of the Company:

	Statutory Statement of Capital Stock and Surplus		Statutory Statements of Operations—Net Gain
	2004	2003	2004	2003
Per statutory annual statement:	$399,749,675	$358,445,332	$44,698,325	$(63,144,111)
Adjustments:
Correction to life reserves	—	(18,706,934)	—	(18,706,934)
Related change in net deferred tax asset	—	6,547,427	—	—
Adjustments to agents’ accrued balances and commissions	(4,740,595)	(4,740,595)	—	—
Related change in net deferred tax asset	1,659,208	1,659,208	—	—
Adjustment to taxes for the pre-acquisition period	—	—	18,250,819	(18,250,819)
Adjustment to taxes for the post-acquisition period	—	(9,479,059)	9,479,059	(9,479,059)
Increase in net deferred tax asset for the post-acquisition period	—	3,226,251	—	—

Per accompanying financial statements	$396,668,288	$336,951,630	$72,428,203	$(109,580,923)

SUPPLEMENTAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON SUPPLEMENTAL FINANCIAL INFORMATION

To the Board of Directors and Stockholder of

Chase Insurance Life and Annuity Company:

The report on our audits of the basic statutory basis financial statements (the financial statements) of Chase Insurance Life and Annuity Company (the Company) as of December 31, 2004 and 2003, and for the years then ended, is presented on page one of this document. These audits were conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Supplemental Summary Investment Schedule and Supplemental Investment Risks Interrogatories of the Company as of December 31, 2004, and for the year then ended, are presented for purposes of additional analysis and are not a required part of the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Supplemental Summary Investment Schedule and Supplemental Investment Risks Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Supplemental Schedule of Assets and Liabilities, Supplemental Summary Investment Schedule and Supplemental Investment Risks Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2004, or for the year then ended. The Supplemental Schedule of Assets and Liabilities, Supplemental Summary Investment Schedule and Supplemental Investment Risks Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and, in our opinion, are fairly stated in all material respects in relation to the financial statements taken as a whole.

PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2005

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

December 31, 2004

The following is a summary of certain financial data as of December 31, 2004, and for the year then ended, for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions. Such data is included in exhibits and schedules in the Company’s 2004 Annual Statement as filed with the State of Illinois Department of Insurance.

2004
INVESTMENT INCOME EARNED:
Government bonds	$2,253,301
Other bonds (unaffiliated)	229,121,647
Bonds (affiliates)	—
Preferred stocks (unaffiliated)	5,742,563
Preferred stocks (affiliates)	—
Common stocks (unaffiliated)	—
Common stocks (affiliates)	—
Mortgage loans	—
Real estate	—
Premium notes, contract loans and liens	21,926,906
Collateral loans	—
Cash on hand and on deposit	2,202,797
Short-term investments	1,002,970
Other invested assets	1,053,092
Derivative instruments	—
Miscellaneous income	765,442

Gross investment income	$264,068,718

Real estate owned at book value, less encumbrances	$—

MORTGAGE LOANS AT BOOK VALUE:
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	—

Total mortgage loans	$—

MORTGAGE LOANS BY STANDING AT BOOK VALUE:
Good standing	$—
Good standing with restructured terms	—
Interest overdue more than three months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES—(Continued)

December 31, 2004

2004
Other long-term assets at statement value	$10,002,397

Collateral loans	$—

Bonds and stocks of parents, subsidiaries and affiliates at book value:
Bonds	$—
Preferred stocks	—
Common stocks	166,165,248

Total bonds and stocks of parents, subsidiaries and affiliates	$166,165,248

Bonds and short-term investments, by class and maturity:
Bonds by maturity at statement value:
Due within one year or less	$222,503,800
Over 1 year through 5 years	2,293,115,071
Over 5 years through 10 years	1,830,450,841
Over 10 years through 20 years	58,771,239
Over 20 years	69,611,417

Total by maturity	$4,474,452,368

Bonds by class at statement value:
Class 1	$3,001,929,558
Class 2	1,314,930,851
Class 3	150,138,551
Class 4	7,453,408
Class 5	—
Class 6	—

Total by class	$4,474,452,368

Total bonds publicly traded	$4,142,519,678

Total bonds privately placed	$331,932,690

Preferred stocks at statement value	$80,966,307

Common stocks at market value	$166,165,248

Short-term investments at book value	$—

Financial options owned at statement value	$—

Financial options written and in force at statement value	$—

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES—(Continued)

December 31, 2004

2004
Financial futures contracts open at current price	$—

Cash on deposit	$50,754,850

Life insurance in force (net of reinsurance):
Industrial	$—
Ordinary	22,822,834,000
Credit life	—
Group life	35,255,000

Total life insurance in force	$22,858,089,000

Amount of accidental death insurance in force under ordinary policies	$316,548,000

Life insurance policies with disability provisions in force:
Industrial	$—
Ordinary	49,231,000
Credit life	—
Group life	—

Total disability life insurance policies in force	$49,231,000

Supplemental contracts in force:
Ordinary—not involving life contingencies:
Amount on deposit	$—
Income payable	51,751,412
Ordinary—involving life contingencies—income payable	11,806,242
Group—not involving life contingencies:
Amount of deposit	—
Income payable	—
Group—involving life contingencies—income payable	—

Total supplemental contracts in force	$63,557,654

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES—(Continued)

December 31, 2004

2004
ANNUITIES IN FORCE:
Ordinary:
Immediate—amount of income payable	$4,800,719
Deferred—fully paid account balance	528,487,591
Deferred—not fully paid account balance	2,198,385,522
Group:
Immediate—amount of income payable	—
Fully paid account balance	—
Not fully paid account balance	336,300,144

Total annuities in force	$3,067,973,976

Accident and health insurance—premiums in force	$—

Deposit funds and dividend accumulations in force:
Deposit funds—account balance	$278,038,312
Dividend accumulations—account balance	1,116,701

Total deposit funds and dividend accumulations in force	$279,155,013

Accident and health insurance—claim payments in 2004	$—

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

December 31, 2004

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
1. Bonds:
1.1 U.S. Treasury securities	$3,283,888	0.065%	$3,283,888	0.065%
1.2 U.S. government agency and corporate obligations (excluding mortgage- backed securities):
1.21 Issued by U.S. government agencies	—	—	—	—
1.22 Issued by U.S. government sponsored agencies	—	—	—	—
1.3 Foreign government (including Canada, excluding mortgage-backed securities)	80,985,216	1.604	80,985,216	1.604
1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S.:
1.41 States, territories and possessions general obligations	—	—	—	—
1.42 Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	—	—	—
1.43 Revenue and assessment obligations	290,217.006		290,217.006
1.44 Industrial development and similar obligations	—	—	—	—
1.5 Mortgage-backed securities (includes residential and commercial MBS):
1.51 Pass-through securities:
1.511 Issued or guaranteed by GNMA	21,871,497.433		21,871,497.433
1.512 Issued or guaranteed by FNMA and FHLMC	53,588,514	1.061	53,588,514	1.062
1.513 All other privately issued	—	—	—	—
1.52 CMOs and REMICs:
1.521 Issued or guaranteed by FNMA, FHLMC or VA	363,360,682	7.197	363,360,682	7.198
1.522 Privately issued and collateralized by MBS issued or guaranteed by GNMA, FNMA or FHLMC	—	—	—	—
1.523 All other privately issued	646,304,353	12.802	646,304,353	12.803
2. Other debt and other fixed income securities (excluding short term):
2.1 Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)	2,907,121,190	57.584	2,907,121,190	57.588
2.2 Unaffiliated foreign securities	397,646,810	7.877	397,646,810	7.877
2.3 Affiliated securities	—	—	—	—
3. Equity interests:
3.1 Investments in mutual funds	—	—	—	—
3.2 Preferred stocks:
3.21 Affiliated	—	—	—	—
3.22 Unaffiliated	80,966,307	1.604	80,966,307	1.604
3.3 Publicly traded equity securities (excluding preferred stocks):
3.31 Affiliated	—	—	—	—
3.32 Unaffiliated	—	—	—	—
3.4 Other equity securities:
3.41 Affiliated	166,165,248	3.291	166,165,248	3.292
3.42 Unaffiliated	—	—	—	—
3.5 Other equity interests including tangible personal property under lease:
3.51 Affiliated	—	—	—	—
3.52 Unaffiliated	—	—	—	—
4. Mortgage loans:
4.1 Construction and land development	—	—	—	—
4.2 Agricultural	—	—	—	—
4.3 Single family residential properties	—	—	—	—
4.4 Multifamily residential properties	—	—	—	—
4.5 Commercial loans	—	—	—	—
5. Real estate investments:
5.1 Property occupied by the company	—	—	—	—
5.2 Property held for production of income (includes $0 of property acquired in satisfaction of debt)	—	—	—	—
5.3 Property held for sale ($0 including property acquired in satisfaction of debt)	—	—	—	—
6. Policy loans	266,112,249	5.271	265,765,056	5.265
7. Receivables for securities	—	—	—	—
8. Cash, cash equivalents, and short-term investments	50,754,850	1.005	50,754,850	1.005
9. Other invested assets	10,002,397.198		10,002,397.198

10. Total invested assets	$5,048,453,419	100.00%	$5,048,106,226	100.00%

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

December 31, 2004

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer Interrogatories 1 through 4, 11 through 16, and18 through 22. Answer Interrogatories 5 through 10 only if the reporting entity’s aggregate holding in the gross investment category addressed in Interrogatory 4 equals or exceeds 2.5% of the reporting entity’s total admitted assets. If assets referred to in questions 11, 12, 13, 14, 15, or 18 are greater than or equal to 2.5%, additional detail must be provided. Answer Interrogatory 17 only if response to Interrogatory 16.01 is “no”. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1. State the reporting entity’s total admitted assets as reported on Page 2 ofthe Annual Statement.	$5,314,841,017	*
*	This amount differs from total admitted assets on the accompanying financial statements as a result of certain adjustments as discussed in Notes 3 and 18.

2.	State by investment category the ten largest exposures to a single issuer/borrower/investment, excluding U.S. government agency securities and those U.S. Government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company and policy loans.

1	2	3
Investment Category	Amount	Percentage of Total Admitted Assets
2.01 Chase Insurance Life Company	$96,579,214	1.8%
2.02 Chase Insurance Life Company of New York	$69,586,034	1.3%
2.03 Nomura Asset Securities	$59,681,307	1.1%
2.04 Wal Mart Stores	$58,058,109	1.1%
2.05 General Motors	$51,147,672	1.0%
2.06 Countrywide Home Loans	$48,763,753	0.9%
2.07 Ontario Province	$48,367,189	0.9%
2.08 General Electric	$45,457,263	0.9%
2.09 Bank of America	$44,582,565	0.8%
2.10 Nordea Bank	$38,411,428	0.7%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC-1	$3,001,929,557	56.5%	3.07	P/RP-1	$80,966,307	1.5%
3.02	NAIC-2	$1,314,930,851	24.7%	3.08	P/RP-2	$—	—%
3.03	NAIC-3	$150,138,551	2.8%	3.09	P/RP-3	$—	—%
3.04	NAIC-4	$7,453,408.1%		3.10	P/RP-4	$—	—%
3.05	NAIC-5	$—	—%	3.11	P/RP-5	$—	—%
3.06	NAIC-6	$—	—%	3.12	P/RP-6	$—	—%

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES—(Continued)

December 31, 2004

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31—Derivative Instruments and SSAP No. 86—Derivative Instruments):

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?	Yes [ ]	No [ X ]

4.02 Total admitted assets held in foreign investments	$559,598,333	10.5%
4.03 Foreign-currency-denominated investments	$—%
4.04 Insurance Liabilities denominated in that same foreign currency	$—%

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
	1	2
5.01 Countries rated NAIC-1	$559,598,333	10.5%
5.02 Countries rated NAIC-2	$—	—%
5.03 Countries rated NAIC-3 or below	$—	—%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:
	1	2
Countries rated NAIC-1:
6.01 Country: Canada	$149,799,855	2.8%
6.02 Country: Great Britain	$132,660,635	2.5%
Countries rated NAIC-2:
6.03 Country:	$—	—%
6.04 Country:	$—	—%
Countries rated NAIC-3 or below:
6.05 Country:	$—	—%
6.06 Country:	$—	—%
	1	2
7. Aggregate unhedged foreign currency exposure	$—	—%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
	1	2
8.01 Countries rated NAIC-1	$—	—%
8.02 Countries rated NAIC-2	$—	—%
8.03 Countries rated NAIC-3 or below	$—	—%

9. Two largest unhedged foreign currency exposures to a single country, categorized by NAIC sovereign rating: Countries rated NAIC-1:
	1	2
9.01 Country:	$—	—%
9.02 Country:	$—	—%
Countries rated NAIC-2:
9.03 Country:	$—	—%
9.04 Country:	$—	—%
Countries rate NAIC-3 or below:
9.05 Country:	$—	—%
9.06 Country:	$—	—%

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES—(Continued)

December 31, 2004

10. List the 10 largest sovereign (i.e. non-governmental) foreign issues:
1
Issuer	NAIC Rating
10.01 Ontario Province	1FE	$48,367,189	0.9%
10.02 Nordea Bank	1FE	$38,411,428	0.7%
10.03 Royal Bank of Scotland	1FE	$28,405,981	0.5%
10.04 Abbey National	P1	$26,405,980	0.5%
10.05 Vodafone Group	1FE	$24,214,865	0.5%
10.06 Swedbank	P1	$21,765,383	0.4%
10.07 Quebec Province	1FE	$19,266,674	0.4%
10.08 Deutsche Telekom	2FE	$17,575,585	0.3%
10.09 Potash Corp.	2FE	$16,988,781	0.3%
10.10 Transocean Sedco Forex	2FE	$16,633,785	0.3%

11. State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.
11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes [ ]	No [X]

	1	2
11.02 Total admitted assets held in Canadian investments	$149,799,855	2.8%
11.03 Canadian-currency-denominated investments	$—%
11.04 Canadian-denominated insurance liabilities	$—%
11.05 Unhedged Canadian currency exposure	$—%

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.
12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X]	No [ ]

13. State the aggregate amounts and percentages of admitted assets held in the largest 10 equity interests:
13.01 Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes [ ]	No [X]

1
Investment Category	2		3
13.02 Chase Insurance Life Company		$96,579,214	1.8%
13.03 Chase Insurance Life Company of New York		$69,586,034	1.3%
13.04 Abbey National		$26,405,980	0.5%
13.05 Swedbank		$21,765,383	0.4%
13.06 Credit Suisse		$14,955,194	0.3%
13.07 Skandanivska Enskilda		$14,702,985	0.3%
13.08 Svenska Handlesbanken		$3,136,765	0.1%
13.09	$		%
13.10	$		%
13.11	$		%

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES—(Continued)

December 31, 2004

14.	State the aggregate amounts and percentages of the entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes [X]	No [ ]

15. State the amounts and percentages of the entity’s total admitted assets held in general partnership interests:
15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes [X]	No [ ]

16. State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:
16.01 Mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes [X]	No [ ]

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.

18.01 Are assets held in real estate reported in Schedule A less than 2.5% of the reporting entity’s total admitted assets?	Yes [X]	No [ ]

19.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At Year-end		At End of Each Quarter (“Unaudited”)
			1st Qtr	2nd Qtr	3rd Qtr
	1	2	3	4	5
19.01 Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
19.02 Repurchase agreements	$—	—%	$—	$—	$—
19.03 Reverse repurchase agreements	$—	—%	$—	$—	$—
19.04 Dollar repurchase agreements	$—	—%	$—	$—	$—
19.05 Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

20.	State the amounts and percentages for the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

	Owned		Written
	1	2	3	4
20.01 Hedging	$—	—%	$—	—%
20.02 Income generation	$—	—%	$—	—%
20.03 Other	$—	—%	$—	—%

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

CHASE INSURANCE LIFE AND ANNUITY COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES—(Continued)

December 31, 2004

21.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards:

	At Year-end		At End of Each Quarter (“Unaudited”)
			1st Qtr	2nd Qtr	3rd Qtr
	1	2	3	4	5
21.01 Hedging	$515,805	—%	$984,095	$878,585	$537,345
21.02 Income generation	$—	—%	$—	$—	$—
21.03 Replications	$—	—%	$—	$—	$—
21.04 Other	$—	—%	$—	$—	$—

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for future contracts:

	At Year-end		1st Qtr	At End of Each Quarter 2nd Qtr	3rd Qtr
	1	2	3	4	5
22.01 Hedging	$—	—%	$—	$—	$—
22.02 Income generation	$—	—%	$—	$—	$—
22.03 Replications	$—	—%	$—	$—	$—
22.04 Other	$—	—%	$—	$—	$—

See Report of Independent Registered Public Accounting Firm on Supplemental Financial Information.

APPENDIX A

STATE PREMIUM TAX CHART

	Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California	0.50%*	2.35%*
Maine	2.00%	2.00%
Nevada	3.50%	3.50%
South Dakota	—	1.25%
West Virginia	1.00%	1.00%
Wyoming	—	1.00%

*	Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value. CILAAC reserves the right to deduct taxes when assessed.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. Information for the least and most expensive combinations are shown in the Prospectus under the heading “Condensed Financial Information”.

Optional Benefits	Annual Expense
Chase Insurance SafeguardSM Death Benefit	0.20%

Additional Contract Options Elected (0.20%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.50% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.50%

Subaccount	2005	2004
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period*	$11.846	$11.025
Accumulation unit value at end of period	$12.361	$11.846
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I Health Sciences Subaccount)
Accumulation unit value at beginning of period*	$11.810	$11.580
Accumulation unit value at end of period	$12.584	$11.810
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period*	$15.418	$11.233
Accumulation unit value at end of period	$17.353	$15.418
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period*	$13.554	$11.136
Accumulation unit value at end of period	$15.602	$13.554
Number of accumulation units outstanding at end of period (000’s omitted)	1	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$47.198	$44.300
Accumulation unit value at end of period	$52.098	$47.198
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.794	$28.497
Accumulation unit value at end of period	$34.403	$31.794
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.580	$33.023
Accumulation unit value at end of period	$42.125	$36.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.132	$6.484
Accumulation unit value at end of period	$7.352	$7.132
Number of accumulation units outstanding at end of period (000’s omitted)	2	1
American Century VP Large Company Value Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.654	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.435	$8.679
Accumulation unit value at end of period	$9.764	$9.435
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period*	$12.571	$11.093
Accumulation unit value at end of period	$13.492	$12.571
Number of accumulation units outstanding at end of period (000’s omitted)	0	0

Subaccount	2005	2004
Dreyfus IP Technology Growth Subaccount
Accumulation unit value at beginning of period*	$10.045	$9.568
Accumulation unit value at end of period	$10.241	$10.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.453	$23.322
Accumulation unit value at end of period	$24.964	$24.453
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Dreyfus VIF Money Market Subaccount
Accumulation unit value at beginning of period*	$9.914	$9.952
Accumulation unit value at end of period	$10.029	$9.914
Number of accumulation units outstanding at end of period (000’s omitted)	8	8
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.500	$29.296
Accumulation unit value at end of period	$37.445	$32.500
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.335	$32.352
Accumulation unit value at end of period	$36.856	$35.335
Number of accumulation units outstanding at end of period (000’s omitted)	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$46.076	$44.309
Accumulation unit value at end of period	$48.030	$46.076
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$143.044	$131.836
Accumulation unit value at end of period	$147.734	$143.044
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Fidelity VIP Mid Cap Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$12.142	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A
Franklin Global Communication Securities Subaccount
Accumulation unit value at beginning of period*	$11.612	$10.190
Accumulation unit value at end of period	$13.248	$11.612
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Franklin Growth and Income Securities Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.459	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period*	$11.994	$11.021
Accumulation unit value at end of period	$12.222	$11.994
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period*	$14.094	$11.838
Accumulation unit value at end of period	$15.104	$14.094
Number of accumulation units outstanding at end of period (000’s omitted)	0	1
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period*	$11.785	$10.831
Accumulation unit value at end of period	$11.780	$11.785
Number of accumulation units outstanding at end of period (000’s omitted)	0	0
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period*	$10.320	$10.057
Accumulation unit value at end of period	$10.412	$10.320
Number of accumulation units outstanding at end of period (000’s omitted)	1	0
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period*	$10.521	$10.148
Accumulation unit value at end of period	$10.503	$10.521
Number of accumulation units outstanding at end of period (000’s omitted)	0	0
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period*	$13.195	$11.607
Accumulation unit value at end of period	$15.076	$13.195
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period*	$12.327	$11.284
Accumulation unit value at end of period	$13.428	$12.327
Number of accumulation units outstanding at end of period (000’s omitted)	—	—

Subaccount	2005	2004
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period*	$15.146	$12.335
Accumulation unit value at end of period	$19.016	$15.146
Number of accumulation units outstanding at end of period	2	—
Templeton Global Asset Allocation Subaccount
Accumulation unit value at beginning of period**	$10.000	N/A
Accumulation unit value at end of period	$10.539	N/A
Number of accumulation units outstanding at end of period	—	N/A
JPMorgan Insurance Trust Balanced Subaccount (formerly JPMorgan Investment Trust Balanced Subaccount)
Accumulation unit value at beginning of period*	$10.542	$10.014
Accumulation unit value at end of period	$10.646	$10.542
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
JPMorgan Insurance Trust Core Bond Subaccount (formerly JPMorgan Investment Trust Bond Subaccount)
Accumulation unit value at beginning of period*	$10.227	$9.950
Accumulation unit value at end of period	$10.317	$10.227
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Diversified Equity (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period*	$10.768	$10.053
Accumulation unit value at end of period	$10.856	$10.768
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period*	$11.414	$10.094
Accumulation unit value at end of period	$13.168	$11.414
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period*	$11.093	$10.242
Accumulation unit value at end of period	$11.417	$11.093
Number of accumulation units outstanding at end of period (000’s omitted)	1	—
JPMorgan Insurance Trust Government Bond Subaccount (formerly JPMorgan Investment Trust Government Bond Subaccount)
Accumulation unit value at beginning of period*	$10.268	$9.942
Accumulation unit value at end of period	$10.429	$10.268
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Large Cap Growth Subaccount (formerly JPMorgan Investment Trust Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$10.677	$10.137
Accumulation unit value at end of period	$11.052	$10.677
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$11.211	$10.399
Accumulation unit value at end of period	$12.271	$11.211
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period*	$11.522	$10.275
Accumulation unit value at end of period	$12.459	$11.522
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period*	$13.701	$11.846
Accumulation unit value at end of period	$14.942	$13.701
Number of accumulation units outstanding at end of period (000’s omitted)	1	1
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period*	$13.194	$11.603
Accumulation unit value at end of period	$14.197	$13.194
Number of accumulation units outstanding at end of period (000’s omitted)	1	1
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.452	$14.392
Accumulation unit value at end of period	$17.782	$17.452
Number of accumulation units outstanding at end of period (000’s omitted)	0	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.138	$28.009
Accumulation unit value at end of period	$32.054	$30.138
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.309	$21.108
Accumulation unit value at end of period	$22.922	$22.309
Number of accumulation units outstanding at end of period (000’s omitted)	0	0

Subaccount	2005	2004
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$27.039	$23.524
Accumulation unit value at end of period	$29.919	$27.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period*	$13.442	$11.973
Accumulation unit value at end of period	$14.568	$13.442
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period*	$12.945	$11.025
Accumulation unit value at end of period	$13.192	$12.945
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.630	$27.520
Accumulation unit value at end of period	$29.862	$28.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period*	$11.621	$10.941
Accumulation unit value at end of period	$12.006	$11.621
Number of accumulation units outstanding at end of period (000’s omitted)	0	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period*	$14.072	$12.216
Accumulation unit value at end of period	$15.814	$14.072
Number of accumulation units outstanding at end of period (000’s omitted)	0	0
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period*	$11.987	$11.170
Accumulation unit value at end of period	$12.489	$11.987
Number of accumulation units outstanding at end of period (000’s omitted)	0	0
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period*	$13.432	$11.484
Accumulation unit value at end of period	$14.519	$13.432
Number of accumulation units outstanding at end of period (000’s omitted)	0	0
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period*	$11.924	$10.679
Accumulation unit value at end of period	$13.156	$11.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period*	$11.621	$10.827
Accumulation unit value at end of period	$11.734	$11.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—

*	Commencement of Offering May 3, 2004.

**	Commencement of Offering May 2, 2005.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements to be included in Part B:

Chase Variable Annuity Separate Account

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities and Contract Owners’ Equity as of December 31, 2005

Statement of Operations for the Year Ended December 31, 2005

Statement of Changes in Contract Owners’ Equity for the Years Ended December 31, 2005 and 2004

Notes to Financial Statements

Chase Insurance Life and Annuity Company

Report of Independent Registered Public Accounting Firm

Chase Insurance Life and Annuity Company and Subsidiaries Consolidated Balance Sheets as of December 31, 2005 and 2004

Chase Insurance Life and Annuity Company and Subsidiaries Consolidated Statements of Operations, year ending December 31, 2005 and six-month period ended December 31, 2004

Chase Insurance Life and Annuity Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), year ending December 31, 2005 and six-month period ending December 31, 2004

Chase Insurance Life and Annuity Company and Subsidiaries Consolidated Statements of Stockholder’s Equity, year ending December 31, 2005 and six-month period ending December 31, 2004

Chase Insurance Life and Annuity Company and Subsidiaries Consolidated Statements of Cash Flows, year ending December 31, 2005 and six-month period ending December 31, 2004

Notes to Consolidated Financial Statement

Report of Independent Registered Public Accounting Firm

Chase Insurance Life and Annuity Company Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, as of December 2004 and 2003.

Chase Insurance Life and Annuity Company Statutory Statements of Operations, years ended December 31, 2004 and 2003

Chase Insurance Life and Annuity Company Statutory Statements of Capital Stock and Surplus, years ended December 31, 2004 and 2003

Chase Insurance Life and Annuity Company Statutory Statements of Cash Flows, years ended December 31, 2004 and 2003

Notes to Statutory Financial Statements

(b) Exhibits:

[1]1.1	A copy of resolution of the Board of Directors of Chase Insurance Life and Annuity Company dated May 23, 2003.

2.	Not Applicable.

[1]3.1	Distribution Agreement between Investors Brokerage Services, Inc. and CILAAC.

[1]3.2	Selling Group Agreement of Investors Brokerage Services, Inc.

[1]3.3	General Agent Agreement.

[3]4.1	Form of Variable Annuity Contract.

[3]4.2	Chase Insurance Safeguard Enhanced Death Benefit Rider

[3]4.3	Chase Insurance Safeguard Plus Enhanced Death Benefit Rider

[1]4.4	Unisex Rider

[3]4.5	Form of Qualified Plan Rider

[1]4.6	Form of SIMPLE IRA – Individual Retirement Annuity Supplemental Rider

[1]4.7	Form of Roth Individual Retirement Annuity

[1]4.8	Form of 457 Deferred Compensation Rider

[1]4.9	Form of Individual Retirement Annuity Rider

[1]4.10	Form of Nursing Care Rider

[3]4.11	Form of ERISA Loan Rider

[3]5.	Form of Application.

[1]6.1	Chase Insurance Life and Annuity Company Articles of Incorporation and By-laws.

7.	Not Applicable.

[6]8.1(a)	Fund Participation Agreement (Institutional Shares) among CILAAC, Janus Aspen Series and Janus Capital Management LLC.

[6]8.1(b)	Fund Participation Agreement (Service Shares) among CILAAC, Janus Aspen Series and Janus Capital Management LLC.

[6]8.1(c)	Distribution and Shareholder Services Agreement between Janus Distributors LLC and CILAAC.

[6]8.1(d)	Administrative Services Agreement between Janus Capital Management LLC and CILAAC.

[6]8.2(a)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and CILAAC.

[6]8.2(b)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and CILAAC.

[6]8.2(c)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and CILAAC.

[6]8.2(d)	Service Agreement Between Fidelity Investments Institutional Operations Company, Inc. and CILAAC.

[6]8.3(a)	Participation Agreement by and among The Alger American Fund, CILAAC and Fred Alger & Company, Incorporated.

[6]8.3(b)	Service Agreement between Fred Alger Management, Inc. and CILAAC.

[3]8.4	Fund Participation Agreement by and between CILAAC and American Century Investment Management, Inc.

[6]8.5	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and CILAAC.

[6]8.6(a)	Participation Agreement by and among CILAAC, AIM Variable Insurance Funds and AIM Distributors, Inc.

[6]8.6(b)	Administrative Services Agreement between AIM Advisors, Inc. and CILAAC.

[6]8.6(c)	Financial Support Agreement for AIM Variable Insurance Funds among CILAAC, AIM Advisors, Inc. and AIM Distributors, Inc.

[6]8.7	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and CILAAC.

[6]8.8(a)	Fund Participation Agreement between CILAAC and Dreyfus Variable Investment Fund, Dreyfus Life and Annuity Index Fund, Inc., Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Investment Portfolios.

[6]8.8(b)	Administrative Services Agreement between The Dreyfus Corporation and CILAAC.

[4]8.9(a)	Fund Participation Agreement between CILAAC and One Group Investment Fund.

[4]8.9(b)	Supplemental Payment Agreement [redacted].

[6]8.10(a)	Fund Participation Agreement between CILAAC and J.P. Morgan Services Trust II.

[6]8.10(b)	Administrative Services Agreement between JPMorgan Bank and CILAAC.

[2]9.	Opinion and Consent of Counsel.

10.	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm (filed herewith).

11.	Not Applicable.

12.	Not Applicable.

13.	[reserved]

[5]14	JPMorgan Chase & Co. Organizational Charts.

[1]	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-106150) filed on or about June 16, 2003.

[2]	Incorporated be reference to Registration Statement on Form N-4 (File No. 333-106312) filed on or about June 20, 2003.
3.	Incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-106312) filed on or about October 9, 2003.
4.	Incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-106312) filed on or about April 30, 2004.
5.	Incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-118408) filed on or about February 10, 2005.
6.	Incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-106645) filed on or about April 28, 2006.

Item 25. Directors and Officers of Chase Insurance Life and Annuity Company

The directors and principal officers of CILAAC are listed below together with their current positions. The address of each officer and director is 2500 Westfield Drive, Elgin, IL 60123.

Name	Office with CILAAC
James L. Harlin	President, Chairman, Chief Executive Officer and Director
Jamie L. Riesterer	Vice President, Chief Financial Officer, Treasurer and Director
Jeffrey S. Schlinsog	Chief Actuary and Director
Jeannie M Iannello	Chief Operations Officer and Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Chase Insurance Life and Annuity Company (“CILAAC”), an Illinois corporation, the Depositor, is a wholly-owned subsidiary of Banc One Insurance Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. An organizational chart for JPMorgan Chase & Co. can be found as Exhibit 14.

Item 27. Number of Contract Owners

As of March 1, 2006, the Registrant has approximately 2,768 qualified and non-qualified Contract Owners.

Item 28. Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article 30 of the By-Laws of Chase Insurance Life and Annuity Company (“CILAAC”) provides that each director and officer of the company shall be indemnified by the company against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement, and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the company) in which he is a party or is threatened to be made a party by reason of his being or having been a director or officer of the company, or serving or having served, at the request of the company, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of the company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of CILAAC pursuant to the foregoing provisions, or otherwise, CILAAC has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by CILAAC of expenses incurred or paid by a director, officer, employee of agent of CILAAC in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of CILAAC in connection with variable annuity contracts, CILAAC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by CILAAC is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

Investors Brokerage Services, Inc. (“IBS”), a wholly owned subsidiary of Banc One Insurance Holdings, Inc., acts as principal underwriter for the Chase Variable Annuity Separate Account. IBS also acts as principal underwriter for Kemper Investors Life Insurance Company’s KILICO Variable Separate Account, KILICO Variable Annuity Separate Account and Kemper Investors Life Insurance Company Variable Annuity Account C.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

The address of each officer is 2500 Westfield Drive, Elgin, IL 60123-7836.

Name	Position and Offices with Underwriter
James L. Harlin	Chairman and Director
Thomas P. Higgins	President and Director
Jamie L. Riesterer	Chief Financial Officer
Paul K. Miller	Chief Compliance Officer
Frank J. Julian	Secretary
Kenneth N. Olson	Director

Item 29.(c)

Not applicable.

Item 30. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Chase Insurance Life and Annuity Company at its home office at 2500 Westfield Drive, Elgin, Illinois, 60123-7836.

Item 31. Management Services

Not applicable

Item 32. Undertakings and Representations

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Chase Insurance Life and Annuity Company (“CILAAC”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CILAAC.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

CILAAC, depositor and sponsor of the registrant Chase Variable Annuity Separate Account (the “Separate Account”), and Investors Brokerage Services, Inc. (“IBS”), the principal underwriter of the periodic payment variable annuity contracts (the “Contracts”) issued by the registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Counsel of Life Insurance. In connection therewith, CILAAC, the Separate Account and IBS represent that they will:

1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with the Program;

2.	Include appropriate disclosure regarding the restrictions on redemption imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of annuity contracts to 403(b) participants;

3.	Instruct salespeople who solicit participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by IRC Section 403(b)11 to the attention of potential participants; and

4.	Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer’s IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program

CILAAC, depositor and sponsor of the registrant Chase Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the “Contracts”) issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program (“Program”) in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

2.	Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

3.	Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

4.	Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Chase Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Elgin and State of Illinois on the 27th day of April, 2006.

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

By:	Chase Insurance Life and Annuity Company

BY:	/s/ James L. Harlin
James L. Harlin, President and Chief Executive Officer

CHASE INSURANCE LIFE AND ANNUITY COMPANY
(Depositor)

By:	/s/ James L Harlin
James L. Harlin, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Chase Insurance Life and Annuity Company in the capacities indicated on the 27th day of April, 2006.

Signature	Title

/s/ James L. Harlin	President, Chief Executive Officer and Director
James L. Harlin	(Principal Executive Officer)

/s/ Jamie L. Riesterer Jamie L. Riesterer	Vice President, Chief Financial Officer, Treasurer and Director (Principal Financial Officer and Principal Accounting Officer)

/s/ Jeffrey S. Schlinsog	Director
Jeffrey S. Schlinsog

/s/ Jeannie M. Iannello	Director
Jeannie M. Iannello

EXHIBIT LIST

Exhibit Number	Description	Sequentially Numbered Pages
10.	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.